Prospectus
January 31, 2025, as supplemented March 4, 2025

ARK 21Shares Active Ethereum Futures Strategy ETF	Ticker Symbol: ARKZ
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	Ticker Symbol: ARKY
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	Ticker Symbol: ARKC
ARK 21Shares Active Bitcoin Futures Strategy ETF	Ticker Symbol: ARKA
ARK 21Shares Blockchain and Digital Economy Innovation ETF	Ticker Symbol: ARKD
each of the above listed on Cboe BZX Exchange, Inc.

These securities have not been approved or disapproved by the SEC or the Commodity Futures Trading Commission (“CFTC”) nor has the SEC or the CFTC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

ARK 21SHARES ACTIVE ETHEREUM FUTURES STRATEGY ETF
Fund Summary
INVESTMENT OBJECTIVE
The ARK 21Shares Active Ethereum Futures Strategy ETF (the “Fund”) seeks to achieve capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).
You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver[1]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
1    Empowered Funds, LLC (the “Adviser”) has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements (“Fee Waiver”). This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation agreements for the periods shown). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$72	$241	$425	$959
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 13, 2023 (commencement of operations) to September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund. Under normal market conditions, the Fund will seek to achieve its investment objective by investing in a portfolio of ether futures contracts. Through a subsidiary, the Fund will invest in standardized, exchange-traded ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”) (“Ether Futures”). The Fund does not invest directly in ether or other digital assets or maintain direct exposure to “spot” ether.
Under normal conditions, the Fund invests more than 25% of its total assets in investments that provide exposure to ether and/or Ether Futures.
What is Ether? Ether is a digital asset also referred to as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Ethereum Blockchain.” The ethereum network is governed by a set of rules that are commonly referred to as the “Ethereum protocol.” Ether may be held as an investment, may be used to purchase goods and services, stored for future use, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the Ethereum network and the value of ether is not backed by any government, corporation or other central body. Instead, the value of ether is determined, in part, by supply and demand in markets created to facilitate trading and transactions in ether. Ether is the second largest digital asset by market capitalization behind bitcoin. Because the source code for the Ethereum network is open-source, anyone can contribute to its development. Ownership and transaction records for ether are protected by information technology known as cryptography, which is designed to protect the digital asset and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.
The Ethereum network is operated by a decentralized group of participants who run computer software that validates and records transactions in ether (“validators”), developers who propose changes and improvements to the Ethereum protocol and the software that enforces the Ethereum protocol, and users who use the Ethereum software. Periodically, the software used by the Ethereum network is modified, which can result in different versions of ether (“forks”). Although the Fund does not invest directly in ether, the value of Ether Futures can be affected by forks.
For instance, in June 2016, the Ethereum community faced a divisive choice: whether to reverse a large hack (theft) of ether from a third-party project called “The DAO,” a decentralized autonomous organization that was designed to act as a decentralized, investor-directed venture capital firm operating in the Ethereum ecosystem. While the hack didn’t directly impact the Ethereum protocol itself, it harmed trust in the ecosystem. The majority of the ecosystem chose to reverse the hacked transactions and return the stolen ether to its original holders, while a minority believed that reversing the transactions was the incorrect course. This led to a hard fork in the Ethereum Blockchain, with the smaller of the two communities taking the name Ethereum Classic and running a separate blockchain with its own native crypto asset. Additional forks of the Ethereum Blockchains are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Ethereum Blockchains, or could fraction the value of the main blockchain and its native crypto asset, which could significantly impact the value of ether, and thereby of the Ether Futures held by the Fund.
What are Ether Futures? Ether Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Ether Futures contracts in which the Fund will invest are traded on the CME. The Fund may invest in standard Ether Futures and in micro Ether Futures (collectively referred to herein as Ether Futures). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. Ether Futures are cash-settled, which means that one party agrees to buy a fixed quantity of ether from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of ether at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of Ether Futures are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.
The Fund expects to gain exposure by investing approximately 25% of its investable assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and for which the Adviser serves as investment adviser, the Sub-Adviser serves as sub-adviser and ARK serves as sub-subadviser. Investing more than 25% of the Fund’s assets in the subsidiary could have adverse tax consequences for the Fund. See the section entitled “Taxation” in the Statement of Additional Information (“SAI”) for more information. There can be no assurance that the Fund will be able to achieve or maintain its target ether exposure. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
The Fund does not invest in ether directly or maintain a direct exposure to “spot” ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund. The Fund may, however, have indirect exposure to ether by virtue of its investments in Ether Futures contracts.
The Fund may seek to invest in Ether Futures that the Sub-Adviser believes have the most attractive combination of cost, liquidity, and other relevant factors, in order to optimize roll yield. In order to maintain its positions in Bitcoin Futures or Ether Futures, the Sub-Adviser will sell Bitcoin Futures and/or Ether Futures as they near expiration and buy new Bitcoin Futures and/or Ether Futures with a later expiration date. This is called “rolling.” Rolling Bitcoin Futures and/or Ether Futures means that the Sub-Adviser will incur expenses associated with selling and buying positions. Additionally, the Fund may seek to invest in “front month” Ether Futures contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” Ether Futures contracts. The “nearby” contracts are those contracts with the next closest expiration date. Rather than roll the futures contracts on a predefined schedule, the Fund will roll to another futures contract at the time that the Fund believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results.
The Ether Futures in which the Fund invests generally have monthly or quarterly contract periods. Under normal conditions, the Fund will hold its Ether Futures contracts during periods when the value of ether may be rising, falling or flat. In order to maintain its positions in Ether Futures, the Fund will roll its Ether Futures contracts, which means that the Fund will incur expenses associated with selling and buying positions.

In addition, the Fund’s investments in Ether Futures will be subject to “contango” and “backwardation.” Contango occurs when a futures contract with a longer term to expiration is priced higher than a contract with a shorter term to expiration. This means that it costs more to replace a futures contract as the remaining term of the contract gets shorter. When rolling Ether Futures in contango, the Fund is selling a contract at a lower price and buying a new, longer contract at a relatively higher price. Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Ether Futures contracts in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling an Ether Futures contract, the Fund will incur transaction expenses.
The Fund’s Remaining Investments. The Fund will generally invest its remaining assets in any one or more of the following types of short-term cash instruments to provide liquidity, serve as margin, or collateralize the Fund’s investments in Ether Futures:
•U.S. Treasury securities;
•Money market instruments; and
•Repurchase agreements
The Fund may engage in reverse repurchase agreements or similar transactions for leveraging purposes.
The Fund is classified as a non-diversified fund, which means that the Fund may invest a greater percentage of its assets in investments backed by a particular issuer, or in the case of Ether Futures contracts, in contracts with a single counterparty or a few counterparties.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Ether and Ether Futures are relatively new investments, which have unique and substantial risks and which may be more volatile than other types of investments. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The performance of Ether Futures may differ from the performance of ether.
Market and Volatility Risk. The Fund’s investments, including its investments in Ether Futures, are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to ether or Ether Futures, and due to general market or economic conditions or other factors.
Asset Risk. The Fund seeks to maintain managed exposure to ether through its investment in Ether Futures, but the Fund does not invest in ether directly. The price of Ether Futures may vary from the current value or current price of ether in cash markets, which is called the “spot” price. The Fund’s performance will diverge from the performance of ether in the spot markets, or from the performance of Ether Futures. The Fund’s exposure to Ether Futures will be effected through a wholly-owned subsidiary, and references to the Fund below includes the subsidiary.
Ether Futures Risks. Ether Futures expose the Fund to the following risks:
•Ether and Ether Futures are relatively new assets and ether and the Ethereum network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Ether Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Ether Futures or achieve its investment objective.
•Historically, ether and Ether Futures have been subject to significant price volatility. The price of Ether Futures may differ significantly from the spot price of ether and changes in the price of Ether Futures may happen rapidly and without notice.
•The market for Ether Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Ether Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.
•An exchange or market may close early, close late or issue trading halts on Ether Futures contracts. As a result, the ability to trade Ether Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Ether Futures contracts at all, and/or cause significant deviations in the performance of Ether Futures contracts from spot ether. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Increased demand for Ether Futures may cause Ether Futures to become more expensive to acquire and may cause the value of Ether Futures to diverge more significantly from the value of the reference rate. Ether Futures are valued based on the CME CF Ether Reference Rate, which is a rate determined by the CME and designed to provide an indicative price for spot ether across a specific set of cash digital asset trading venues. If demand for ether rises, this could affect the reference rate and the value of Ether Futures.
•In some cases, the near month Ether Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Ether Futures suffer a prolonged period of contango, and absent the impact of rising or falling ether prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.
•Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling Bitcoin Futures, the Fund will incur transaction expenses.
•Market conditions and expectations, position limits, accountability limits, availability of counterparties and other factors may limit the Fund’s ability to invest the proceeds of creation baskets in Ether Futures and may cause the Fund to fail to maintain its target ether exposure or may impair the Fund’s ability to meet its investment objective.
•When an Ether Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy an Ether Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Ether Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Ether Futures contracts may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of an Ether Futures contract and the value of its underlying reference asset and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.
Ether and the Ethereum Network Risks. The Fund may be subject to the following risks as a result of its investments in Ether Futures:
•Ether and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.
•Digital assets such as ether were introduced relatively recently, and the medium-to-long term value of ether is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•The value of ether depends on the development and acceptance of the Ethereum network. The slowing or stopping of the development or acceptance of the Ethereum network may adversely affect an investment in the Fund.
•Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack on the Ethereum Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the Ethereum network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain ether. Any such attacks could alter the blockchain and adversely affect the value of ether, which would adversely affect the Fund’s investments in Ether Futures.
•New competing digital assets may pose a challenge to ether’s current market position, resulting in a reduction in demand for ether, which could have a negative impact on the price of ether and Ether Futures, and thus a negative impact on the performance of the Fund.
•If one or a coordinated group of validators were to gain control of two-thirds of staked ether, they could have the ability to manipulate transactions and fraudulently obtain ether. If such a validator or coordinated group of validators were to gain control of one-third of staked ether, they could have the ability to halt payments.

•There is no registry showing which individuals or entities own ether or the quantity of ether owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether from selling their ether. Substantial ether sales may adversely affect the price of ether and Ether Futures.
•Although the Fund’s investments will be in Ether Futures contracts traded on regulated futures exchanges, ether and digital asset trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Ether Futures contracts traded on regulated futures exchanges, to the extent Ether Futures are tracking the spot ether markets, the Fund’s investments in Ether Futures could be adversely affected by fraud, failure or security breaches in spot ether markets.
•The open-source nature of the Ethereum network can result in changes to the underlying code of ether, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “air drop.” A fork or an air drop could result in significant and unexpected changes in the value of ether on spot markets, which could adversely affect Ether Futures, and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund might not be able to sell an investment without significantly changing the value of the investment on the Fund’s books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund to buy or sell an investment, including in Ether Futures, at a desired price. The market for Ether Futures is still developing and may experience periods of significant illiquidity. The demand for Ether Futures and the large size of the positions which the Fund may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund performance. Developments in the market for spot ether could also affect the Fund’s ability to transact in Ether Futures, including rolling positions. The Fund cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s shares could be adversely affected.
Investment Capacity Risk. The Fund invests in specific types of instruments and Ether Futures. If the Fund cannot obtain its desired type or amount of Ether Futures for any reason, including limited liquidity in the Ether Futures market, additional demand for Ether Futures, a disruption to the Ether Futures market, or changes in margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s ability to obtain exposure to Ether Futures contracts will cause the Fund’s performance to deviate from the performance of ether and Ether Futures. Additionally, the ability of the Fund to obtain exposure to Ether Futures contracts is limited by certain tax rules that limit the amount the Fund can invest in the subsidiary.
Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.
The counterparty to a listed futures contract, such as Ether Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that the Fund’s assets will be invested in a small number of issuers, or have its assets exposed to a smaller number of counterparties, than a diversified fund. A non-diversified Fund may be more volatile than a diversified fund because the gains or losses on a single investment may have a greater impact on the Fund’s NAV and therefore the Fund’s market price as compared to a diversified fund.
Management Risk. The Fund is actively managed and its performance is based on the judgments and investment decisions that the Sub-Adviser makes for the Fund. The judgments and decisions made by the portfolio manager or the Sub-Adviser may not implement the strategy correctly, which may cause the Fund to underperform as compared to investments of similar risk.
Subsidiary Risk. The Fund seeks to gain its targeted investment exposure through investment in the Fund’s wholly-owned subsidiary, which is organized under the laws of the Cayman Islands. Certain policies and procedures require that the subsidiary be consolidated with the Fund for purposes of testing compliance with applicable tax regulations and investment limitations. Changes in laws in the United States or the Cayman Islands could affect the use of the subsidiary structure, which could adversely affect the Fund’s ability to achieve its investment objective.
Derivatives Risk. The Fund’s use of derivatives (in the form of Ether Futures) presents risks different than investing directly in traditional securities. Using derivatives can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.
Bond and Fixed Income Risks. The Fund’s investments in fixed income securities are subject to one or more of the following risks:
•Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
•Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.
•U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses the Fund.
•Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Fund’s investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.

Tax Risk. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, which means that at least 90% of the Fund’s gross income must be “qualifying income,” derived from specific types of assets. In addition, the Fund must meet quarterly asset diversification tests and annual distribution requirements. The Fund’s investment activities will be limited by the Fund’s intention to continue to qualify for such treatment. The Fund may make investments even if the treatment of those investments is unclear. If the Fund fails to qualify for Subchapter M treatment in any year, the Fund would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level, which would reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the SAI for more information.
The Fund invests in Ether Futures indirectly through a wholly-owned subsidiary because income and gains from such investments if made by the Fund directly would not be treated as qualifying income for purposes of the Fund qualifying as a regulated investment company for U.S. federal income tax purposes. Under Treasury regulations, income derived from the subsidiary will generally be considered qualifying income if there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or if the income inclusion is derived with respect to the Fund’s business of investing in stocks and securities. The Fund expects that income and gains derived from the subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income and gains would be considered qualifying income or otherwise prevent the Fund or the subsidiary or both from operating as intended and cause the Fund to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns. Please see the section entitled “Risks Associated with Ether and Ether Futures” and the section entitled “Taxation” in the SAI for more information.
The subsidiary will be treated as a controlled foreign corporation for U.S. federal income tax purposes. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the subsidiary’s “subpart F income,” whether or not such income is distributed by the subsidiary. It is expected that all of the subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of the subsidiary’s “subpart F income” will increase the Fund’s tax basis in the subsidiary. Distributions by the subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the subsidiary’s underlying income or gains. As a result, the subsidiary structure will convert net capital gains if any from futures contracts from 60% long-term and 40% short-term to ordinary income. If a net loss is realized by the subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss cannot be carried forward to offset taxable income of the Fund or the subsidiary in future periods. Please see the section entitled “Risks Associated with Ether and Ether Futures” and the section entitled “Taxation” in the SAI for more information.
The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the U.S. Treasury Department, including the Internal Revenue Service (“IRS”). Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Investment in Other Investment Companies Risk. The Fund’s investment in another investment company, including a money market fund, may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of the Fund to differ substantially from the returns of an account that held a corresponding amount of ether directly. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations and redemptions for cash, rather than in-kind securities (although redemptions will also be done in-kind under certain circumstances). The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.
Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser and the Sub-Adviser are each registered as a CPO, and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s and Sub-Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.
Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio holdings, and the subsidiary may engage in frequent trading of Ether Futures. Frequent trading results in higher transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the Ether Futures and on reinvestment of the Fund’s assets. High portfolio turnover may also result in higher tax exposure. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate, which leads to the 0% portfolio turnover rate reported herein.
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of the Fund’s Ether Futures may be determined by reference, in whole or in part, to the spot ether market. These circumstances may be more likely to occur with respect to Ether Futures than with respect to futures on more traditional assets. In addition, the Ether Futures held by the Fund and ether may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance, as well as a reference rate for spot ether. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://21shares-funds.com/.
Calendar Year Total Return
During the period of time shown in the bar chart, the highest quarterly return was 49.97% (quarter ended March 31, 2024), and the lowest quarterly return was -24.21% (quarter ended September 30, 2024).

Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	Since Inception (11/13/23)
Return Before Taxes	32.34%	37.38%
Return After Taxes on Distributions	30.81%	35.89%
Return After Taxes on Distributions and Sale of Shares	19.14%	27.98%
Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)[1]	24.06%	30.60%
CME CF Ethereum Reference Rate - New York Variant 4PM	45.08%	51.17%

1.Index assumes withholding taxes on dividends.
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
The Solactive GBS U.S. 1000 Index intends to track the performance of the largest 1000 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization.

INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers
Investment Sub-Adviser:	21Shares US LLC
Investment Sub-Subadviser	ARK Investment Management LLC
PORTFOLIO MANAGERS
Andres Valencia, Vice President of ETP and Trading Operations at the Sub-Adviser, and Jad Haj Ali, Senior Associate Portfolio at the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Valencia has served as a portfolio manager of the Fund since its inception in November 2023, and Mr. Ali has served as a portfolio manager of the Fund since November 2024.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.-

ARK 21SHARES ACTIVE BITCOIN ETHEREUM STRATEGY ETF
Fund Summary
INVESTMENT OBJECTIVE
The ARK 21Shares Active Bitcoin Ethereum Strategy ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).
You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.70%
Total Annual Fund Operating Expenses	1.00%
1    Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Underlying ETFs (as defined below).
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years:
$102	$318	$552	$1,225
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 14, 2023 (commencement of operations) to September 30, 2024, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund. Under normal conditions, the Fund seeks to outperform the returns of bitcoin over a market cycle by dynamically allocating its assets between bitcoin futures contracts and ether futures contracts. The Fund will primarily obtain its exposure to bitcoin futures contracts and ether futures contracts through investments in the ARK 21Shares Active Bitcoin Futures Strategy ETF and/or the ARK 21Shares Active Ethereum Futures Strategy ETF (“Active Bitcoin Futures ETF” and “Active Ethereum Futures ETF,” together the “Underlying ETFs”), which are affiliated funds that are managed by the same investment team as the Fund. Allocations are determined based on the assessment of the Fund’s sub-adviser, 21Shares US LLC (the “Sub-Adviser”). ARK Investment Management LLC (“ARK”), the Fund’s sub-subadviser, provides non-discretionary advice to the Sub-Adviser related to the spot bitcoin market and spot ether market. The Sub-Adviser may, in its sole discretion, consider the advice provided by ARK when making investment decisions for the Fund to the extent the Sub-Adviser deems necessary. The Sub-Adviser and ARK rely on their expertise in digital asset markets and long-run market expectations, and they may take into account a variety of factors including, but not limited to:
•Historical and expected correlations between bitcoin and ether;
•Fundamental analysis of the markets for bitcoin and ether as well as other markets that may impact the prices of bitcoin and ether; and
•Interest rates and other macroeconomic factors.
The portfolio managers may employ both fundamental and quantitative tools to assess market conditions.

The Fund considers a neutral weighting to be approximately the relative market capitalization of each asset. The relative market capitalizations of bitcoin and ether are determined by multiplying the asset’s current price by the amount of each asset in circulation. As of September 30, 2024, the market capitalization weight of bitcoin and ether was 80% and 20%, respectively. The neutral allocation serves as a point of departure for evaluating the market and the extent to which the Fund’s actual allocations adhere to the neutral allocation may vary substantially from period-to-period based on the views of the portfolio managers. The Fund trades tactically to exploit short-term market dislocations or other profit opportunities related to the relative prices of bitcoin and ether or their futures. The Fund may also implement longer-term strategic tilts relative to the neutral weighting.
Under normal conditions, the Fund invests more than 25% of its total assets in investments that provide exposure to (i) bitcoin and/or Bitcoin Futures and/or (ii) ether and/or Ether Futures.
In addition, under normal conditions, the Fund will allocate its remaining net assets to cash and cash equivalents, primarily U.S. government securities, such as U.S. Treasury instruments. There is no restriction on the duration or composition of the Fund’s holdings of government securities, which are designed to generate yield while also providing liquidity. The Fund may also invest in other investment companies for cash management purposes.
Each Underlying ETF invests in Bitcoin Futures and Ether Futures (as defined below) through a subsidiary. Through each such subsidiary, the Active Bitcoin Futures ETF may invest in standardized, exchange-traded bitcoin futures contracts and the Active Ethereum Futures ETF may invest in standardized, exchange-traded ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”) (“Bitcoin Futures” and “Ether Futures,” respectively and collectively, “Crypto Asset Futures Exposure”).
What is Bitcoin? Bitcoin is a digital asset also referred to as a digital asset or a crypto asset. Bitcoin, as a digital asset, is a unit of account on the “bitcoin network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Bitcoin Blockchain.” Bitcoin may be held as an investment, may be used to purchase goods and services, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the bitcoin network and the value of bitcoin is not backed by any government, corporation or other central body. Instead, the value of bitcoin is determined by supply and demand in markets created to facilitate trading and transactions in bitcoin. Because the source code for the bitcoin network is open-source, anyone can contribute to its development. Ownership and transaction records for bitcoin are protected by information technology known as cryptography, which is designed to protect the digital asset and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.
Transactions in bitcoin that occur on the network are also encrypted, which is designed to prevent anyone from creating counterfeit assets or from spending more money than is in their account. The ultimate supply of bitcoin is finite and limited to 21 million “coins.” The amount of bitcoin currently available continues to increase as new bitcoin supplies will be mined until the 21 million protocol cap is reached. The bitcoin network is operated by a decentralized group of participants who run computer software that validates and records transactions in bitcoin (“miners”), developers who propose changes and improvements to this software, and users who use the software. Periodically, the software used by the bitcoin network is modified, which can result in different versions of bitcoin (“forks”). Although the Fund does not invest directly in bitcoin, the value of Bitcoin Futures can be affected by forks.
What is Ether? Ether is a digital asset also known as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network. The ethereum network is governed by a set of rules that are commonly referred to as the “Ethereum protocol.” Ether may be held as an investment, may be used to purchase goods and services, stored for future use, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the Ethereum network and the value of ether is not backed by any government, corporation or other central body. Instead, the value of ether is determined, in part, by supply and demand in markets created to facilitate trading and transactions in ether. Ether is the second largest digital asset by market capitalization behind bitcoin. Because the source code for the Ethereum network is open-source, anyone can contribute to its development. Ownership and transaction records for ether are protected by information technology known as cryptography, which is designed to protect the digital asset and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.
The Ethereum network is operated by a decentralized group of participants who run computer software that validates and records transactions in ether (“validators”), developers who propose changes and improvements to the Ethereum protocol and the software that enforces the Ethereum protocol, and users who use the Ethereum software. Periodically, the software used by the Ethereum network is modified, which can result in different versions of ether (“forks”). Although the Fund and Active Ethereum Futures ETF do not invest directly in ether, the value of Ether Futures can be affected by forks.

For instance, in June 2016, the Ethereum community faced a divisive choice: whether to reverse a large hack (theft) of ether from a third-party project called “The DAO,” a decentralized autonomous organization that was designed to act as a decentralized, investor-directed venture capital firm operating in the Ethereum ecosystem. While the hack didn’t directly impact the Ethereum protocol itself, it harmed trust in the ecosystem. The majority of the ecosystem chose to reverse the hacked transactions and return the stolen ether to its original holders, while a minority believed that reversing the transactions was the incorrect course. This led to a hard fork in the Ethereum Blockchain, with the smaller of the two communities taking the name Ethereum Classic and running a separate blockchain with its own native crypto asset. Additional forks of the Ethereum Blockchains are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Ethereum Blockchains, or could fraction the value of the main blockchain and its native crypto asset, which could significantly impact the value of ether, and thereby of the Ether Futures held by the Fund.
What are Bitcoin Futures and Ether Futures? Bitcoin Futures and Ether Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Bitcoin Futures and Ether Futures contracts in which the Underlying ETFs will invest are traded on the CME. The Fund and the Underlying ETFs may invest in standard Bitcoin and/or Ether Futures and in micro Ether Futures (collectively referred to herein as Bitcoin Futures or Ether Futures, as applicable). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. These future contracts are cash-settled, which means that one party agrees to buy a fixed quantity of the underlying asset from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of the underlying asset at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of these futures contracts are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.
The Fund expects to gain Crypto Asset Futures Exposure by investing in the Underlying ETFs. Each Underlying ETF has a wholly-owned subsidiary of each Underlying ETF, organized under the laws of the Cayman Islands and for which Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as investment adviser, the Sub-Adviser serves as sub-adviser and ARK serves as sub-subadviser. Investing more than 25% of the Fund’s or each Underlying ETF’s assets in the subsidiary could have adverse tax consequences for the Fund or the Underlying ETFs, respectively. See the section entitled “Taxation” in the Statement of Additional Information (“SAI”) for more information. There can be no assurance that the Fund or each Underlying ETF will be able to achieve or maintain its target bitcoin or ether exposure. References to investments by the Underlying ETFs should be read to mean investments by either the Underlying ETFs or the applicable subsidiaries.
Neither the Fund nor the Underlying ETFs invest directly in ether, bitcoin, or other digital assets, or maintain direct exposure to “spot” ether or bitcoin. Investors seeking direct exposure to the price of ether or bitcoin should consider an investment other than the Fund. The Fund will, however, have indirect exposure to bitcoin and/or ether by virtue of its investments in the Underlying ETFs.
The Fund is classified as a non-diversified fund, which means that the Fund may invest a greater percentage of its assets in investments backed by a particular issuer, or in the case of Ether Futures contracts, in contracts with a single counterparty or a few counterparties.
For More Information Regarding the Underlying ETFs, please see the section entitled “Additional Information About the Funds’ Investment Objectives and Principal Risks” in the Prospectus.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Unless expressly noted otherwise, references to the “Fund” in this section refer to the Fund and Underlying ETFs. All references to the “Fund” should be read to include the Underlying ETFs.
Bitcoin, Bitcoin Futures, Ether, and Ether Futures are relatively new investments, which have unique and substantial risks and which may be more volatile than other types of investments. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The performance of Bitcoin Futures and Ether Futures may differ from the performance of bitcoin and ether, respectively.
Market and Volatility Risk. The Fund’s and the Underlying ETFs’ investments, including investments in Bitcoin Futures and Ether Futures, are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to bitcoin, Bitcoin Futures, ether, or Ether Futures, and due to general market or economic conditions or other factors.

Asset Risk. The Fund seeks to maintain managed exposure to bitcoin and ether through its investment in the Underlying ETFs, but the Fund does not invest in bitcoin or ether directly. The price of Bitcoin Futures and Ether Futures may vary from the current value or current price of bitcoin and ether in cash markets, respectively, which is called the “spot” price. The Fund’s and the performance will diverge from the performance of bitcoin and ether in the spot markets, or from the performance of the Underlying ETF. The Fund’s exposure to Bitcoin Futures and Ether Futures will be effected through investments in the Underlying ETFs and references below include their respective subsidiaries.
Bitcoin Futures Risks. Bitcoin Futures expose the Fund and the Underlying ETFs to the following risks:
•Bitcoin and Bitcoin Futures are relatively new assets and bitcoin and the bitcoin network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Bitcoin Futures or achieve its investment objective.
•Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin and changes in the price of Bitcoin Futures may happen rapidly and without notice.
•The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Bitcoin Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.
•An exchange or market may close early, close late or issue trading halts on Bitcoin Futures contracts. As a result, the ability to trade Bitcoin Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Bitcoin Futures contracts at all, and/or cause significant deviations in the performance of Bitcoin Futures contracts from spot bitcoin. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Increased demand for Bitcoin Futures may cause Bitcoin Futures to become more expensive to acquire and may cause the value of Bitcoin Futures to diverge more significantly from the value of the reference rate. Bitcoin Futures are valued based on the Bitcoin Reference Rate (“BRR”), which is a rate determined by the CME and designed to provide an indicative price for spot bitcoin across a specific set of digital asset trading venues. If demand for bitcoin rises, this could affect the reference rate and the value of Bitcoin Futures.
•In some cases, the near month Bitcoin Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Bitcoin Futures suffer a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.
•Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling Bitcoin Futures, the Fund will incur transaction expenses.
•Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that may limit the Fund’s ability to invest the proceeds of creation baskets in Bitcoin Futures and may cause the Fund to fail to maintain its target bitcoin exposure or may impair the Fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the Fund’s ability to achieve its desired investment exposure and may require the Fund to liquidate a position in Bitcoin Futures when it otherwise would not do so.
•When a Bitcoin Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy a Bitcoin Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Bitcoin Futures may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of a Bitcoin Futures contract and the value of its underlying reference asset, the BRR, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.

Bitcoin and the Bitcoin Network Risks. The Fund and the Underlying ETFs may be subject to the following risks as a result of its investments in Bitcoin Futures:
•Bitcoin and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.
•Digital assets such as bitcoin were introduced relatively recently, and the medium-to-long term value of bitcoin is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•The value of bitcoin depends on the development and acceptance of the bitcoin network. The slowing or stopping of the development or acceptance of the bitcoin network may adversely affect an investment in the Fund.
•New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of the Fund.
•Possession of 33% of staked Bitcoin is the minimum stake that can be used to execute an attack on the Bitcoin Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the bitcoin network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. Any such attacks could alter the blockchain and adversely affect the value of bitcoin, which would adversely affect the Fund’s investments in Bitcoin Futures.
•There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant portion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Substantial bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures.
•Although the Fund’s investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, bitcoin and digital asset trading venues may be subject to similar or less regulation. In addition, these trading venues (which may serve as a pricing source for the valuation of bitcoin exposure) may operate out of compliance with applicable laws and regulations and may be subject to enforcement action by authorities. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, to the extent Bitcoin Futures are tracking the spot bitcoin markets, the Fund’s investments in Bitcoin Futures could be adversely affected by fraud, failure or security breaches in spot bitcoin markets.
•The market price of bitcoin has been subject to extreme fluctuations. Additionally, the value of bitcoin has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis. If bitcoin markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of bitcoin and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
•The open-source nature of the bitcoin network can result in changes to the underlying code of bitcoin, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “airdrop.” A fork or an airdrop could result in significant and unexpected changes in the value of bitcoin on spot markets, which could adversely affect Bitcoin Futures, and the Fund.
Ether Futures Risks. Ether Futures expose the Fund and the Underlying ETFs to the following risks:
•Ether and Ether Futures are relatively new assets and ether and the Ethereum network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Ether Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Ether Futures or achieve its investment objective.
•Historically, ether and Ether Futures have been subject to significant price volatility. The price of Ether Futures may differ significantly from the spot price of ether and changes in the price of Ether Futures may happen rapidly and without notice.

•The market for Ether Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Ether Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.
•An exchange or market may close early, close late or issue trading halts on Ether Futures contracts. As a result, the ability to trade Ether Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Ether Futures contracts at all, and/or cause significant deviations in the performance of Ether Futures contracts from spot ether. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Increased demand for Ether Futures may cause Ether Futures to become more expensive to acquire and may cause the value of Ether Futures to diverge more significantly from the value of the reference rate. Ether Futures are valued based on the CME CF Ether Reference Rate, which is a rate determined by the CME and designed to provide an indicative price for spot ether across a specific set of cash digital asset trading venues. If demand for ether rises, this could affect the reference rate and the value of Ether Futures.
•In some cases, the near month Ether Futures contract’s price can be lower than later expiring contracts’ prices. If Ether Futures suffer a prolonged period of contango, and absent the impact of rising or falling ether prices, the Fund’s NAV and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.
•Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling Bitcoin Futures, the Fund will incur transaction expenses.
•Market conditions and expectations, position limits, accountability limits, availability of counterparties and other factors may limit the Fund’s ability to invest the proceeds of creation baskets in Ether Futures and may cause the Fund to fail to maintain its target ether exposure or may impair the Fund’s ability to meet its investment objective.
•When an Ether Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy an Ether Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Ether Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Ether Futures contracts may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of an Ether Futures contract and the value of its underlying reference asset and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.
Ether and the Ethereum Network Risks. The Fund and the Underlying ETFs may be subject to the following risks as a result of their investments in Ether Futures:
•Ether and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.
•Digital assets such as ether were introduced relatively recently, and the medium-to-long term value of ether is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•The value of ether depends on the development and acceptance of the Ethereum network. The slowing or stopping of the development or acceptance of the Ethereum network may adversely affect an investment in the Fund.
•Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack on the Ethereum Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the Ethereum network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain ether. Any such attacks could alter the blockchain and adversely affect the value of ether, which would adversely affect the Fund’s investments in Ether Futures.

•New competing digital assets may pose a challenge to ether’s current market position, resulting in a reduction in demand for ether, which could have a negative impact on the price of ether and Ether Futures, and thus a negative impact on the performance of the Fund.
•If one or a coordinated group of validators were to gain control of two-thirds of staked ether, they could have the ability to manipulate transactions and fraudulently obtain ether. If such a validator or coordinated group of validators were to gain control of one-third of staked ether, they could have the ability to halt payments.
•There is no registry showing which individuals or entities own ether or the quantity of ether owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether from selling their ether. Substantial ether sales may adversely affect the price of ether and Ether Futures.
•The market price of ether has been subject to extreme fluctuations. Additionally, the value of ether has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis If ether markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of ether and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
•Although the Fund’s investments will be in Ether Futures contracts traded on regulated futures exchanges, ether and digital asset trading venues may be subject to similar or less regulation. In addition, these trading venues (which may serve as a pricing source for the valuation of bitcoin exposure) may operate out of compliance with applicable laws and regulations and may be subject to enforcement action by authorities. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Ether Futures contracts traded on regulated futures exchanges, to the extent Ether Futures are tracking the spot ether markets, the Fund’s investments in Ether Futures could be adversely affected by fraud, failure or security breaches in spot ether markets.
•The open-source nature of the Ethereum network can result in changes to the underlying code of ether, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “air drop.” A fork or an air drop could result in significant and unexpected changes in the value of ether on spot markets, which could adversely affect Ether Futures, and the Fund.
Fund of Funds Risk. Because it invests significantly in the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance of the Underlying ETFs. An investment in the Fund is subject to the risks associated with the Underlying ETFs. The Fund will pay a proportional share of the expenses of the Underlying ETFs (including operating expenses and management fees), which are in addition to the Fund’s own fees and expenses.
Liquidity Risk. Liquidity risk is the risk that the Fund or the Underlying ETFs might not be able to sell an investment without significantly changing the value of the investment on the Fund’s books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund or the Underlying ETFs to buy or sell an investment, including in Bitcoin Futures and Ether Futures, at a desired price. The market for Bitcoin Futures and Ether Futures is still developing and may experience periods of significant illiquidity. The demand for Bitcoin Futures and Ether Futures and the large size of the positions which the Fund or the Underlying ETFs may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on the Fund’s or an Underlying ETF’s performance. Developments in the market for spot bitcoin and ether could also affect the Fund’s or the Underlying ETFs’ ability to transact in Bitcoin Futures and Ether Futures, including rolling positions. The Fund and each Underlying ETF cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund or the Underlying ETFs could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s and the Underlying ETFs’ shares could be adversely affected.
Investment Capacity Risk. The Fund and the Underlying ETFs invest in specific types of instruments and Bitcoin Futures and Ether Futures, as applicable. If the Fund or the Underlying ETFs cannot obtain its desired type or amount of Bitcoin Futures and Ether Futures for any reason, including limited liquidity in the Bitcoin Futures and Ether Futures market, additional demand for Bitcoin Futures and Ether Futures, a disruption to the Bitcoin Futures and Ether Futures market, or changes in margin requirements or position limits imposed by the Fund’s or the Underlying ETFs futures commission merchants (“FCMs”), the

CME, or the CFTC, the Fund or the Underlying ETFs may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s or the Underlying ETFs’ ability to obtain exposure to Bitcoin Futures and Ether Futures contracts will cause the Fund’s and the Underlying ETFs’ performance to deviate from the performance of bitcoin, Bitcoin Futures, ether, and Ether Futures. Additionally, the ability of the Underlying ETFs to obtain exposure to Bitcoin Futures and Ether Futures contracts is limited by certain tax rules that limit the amount the Fund or the Underlying ETF can invest in each subsidiary.
Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Underlying ETFs. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETFs is insufficient or there are delays in the Underlying ETFs’ ability to access such collateral, the value of an investment in the Underlying ETFs, may decline.
The counterparty to a listed futures contract, such as Bitcoin Futures and Ether Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund or an Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns (through investments in the Underlying ETFs), and may lead to significant losses if investments are not successful.
Concentration Risk. The Fund and the Underlying ETFs may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s and the Underlying ETFs’ investments more than the market as a whole, to the extent that the Fund’s or the Underlying ETFs investments are concentrated in investments that provide exposure to bitcoin and/or ether.
Non-Diversified Risk. The Fund is classified as “non-diversified” funds under the Investment Company Act. This means that the Fund’s assets will be invested in a small number of issuers, or have its assets exposed to a smaller number of counterparties, than a diversified fund. A non-diversified fund may be more volatile than a diversified fund because the gains or losses on a single investment may have a greater impact on the Fund’s NAV and therefore the Fund’s market price as compared to a diversified fund.
Management Risk. The Fund and the Underlying ETFs are actively managed and its performance is based on the judgments and investment decisions that the Sub-Adviser makes for the Fund and the Underlying ETFs. The judgments and decisions made by the portfolio manager or the Sub-Adviser may not implement the strategy correctly, which may cause the Fund to underperform as compared to investments of similar risk.
Quantitative Investment Selection Risk. Data for some market investors’ holdings or sentiments may be less available and/or less current than data used by other investment advisory firms. The Sub-Adviser and ARK use quantitative analyses, and their processes could be adversely affected if erroneous or outdated data is utilized. Moreover, the data utilized to evaluate investor sentiment will reflect data that is collected by regulators and other third-parties. This data may be incomplete or incorrect and therefore could be inaccurate in whole or in part. If the data is incomplete or incorrect, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been more comprehensive. In addition, investments selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.
Derivatives Risk. The Fund obtains exposure to derivatives (in the form of Bitcoin Futures and Ether Futures) primarily through its holdings of the Underlying ETFs, which presents risks different than investing directly in traditional securities. Derivatives risk will apply to the extent of the Fund’s holdings in the Underlying ETFs. Using derivatives can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying ETFs (and therefore the Fund) to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures and Ether Futures require the Underlying ETFs to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Underlying ETFs may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the

Underlying ETFs’ (and therefore the Fund’s) ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s and the Underlying ETFs’ taxable income or gains. Other risks arise from the Underlying ETFs’ potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying ETFs’ derivative positions at times when an Underlying ETF might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Underlying ETFs’ ability to use certain derivatives and their cost.
Bond and Fixed Income Risks. The Fund’s and Underlying ETFs’ investments in fixed income securities are subject to one or more of the following risks:
•Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
•Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.
•U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses the Fund or Underlying ETFs.
•Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Fund’s or Underlying ETF’s investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.
Tax Risk. The Fund and the Underlying ETFs intend to continue to qualify as a regulated investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, which means that at least 90% of the Fund’s or the respective Underlying ETF’s gross income must be “qualifying income”, derived from specific types of assets. In addition, the Fund and the Underlying ETFs must each meet quarterly asset diversification tests and annual distribution requirements. The Fund’s and Underlying ETFs’ investment activities will be limited by the Fund’s and Underlying ETF’s intention to qualify for such treatment. The Fund and the Underlying ETFs may make investments even if the treatment of those investments is unclear. If the Fund or an Underlying ETF fails to qualify for Subchapter M treatment in any year, it would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level. This would reduce the Fund’s or an Underlying ETF’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a regulated investment company, the Fund or an Underlying ETF could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the SAI for more information.
The Underlying ETFs invest in Bitcoin Futures or Ether Futures, as applicable, indirectly through wholly-owned subsidiaries because income and gains from such investments if made by an Underlying ETF directly would not be treated as qualifying income for purposes of the an Underlying ETF qualifying as a regulated investment company for U.S. federal income tax purposes. Under Treasury regulations, income derived from a subsidiary will be considered qualifying income if there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or if the income inclusion is derived with respect to an Underlying ETF’s business of investing in stocks and securities. The Underlying ETFs expect that income and gains derived from a subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income and gains would be considered qualifying income or otherwise prevent an Underlying ETF or its respective subsidiary or both from operating as intended and cause an Underlying ETF to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns. Please see the section entitled “Risks Associated with Bitcoin Futures – Federal

Income Tax Treatment of Investments in the Cayman Subsidiary” and the section entitled “Taxation” in the SAI for more information.
The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the U.S. Treasury Department, including the IRS. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of the Fund to differ substantially from the returns of an account that held a corresponding amount of bitcoin and ether directly. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Cash Creation Unit Risk. To the extent the Fund effects its creations and redemptions for cash, rather than in-kind securities, the Fund’s shares may trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.
Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser and the Sub-Adviser are each registered as a CPO, and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s and Sub-Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of the Fund’s Bitcoin Futures and Ether Futures may be determined by reference, in whole or in part, to the spot bitcoin and ether market, respectively. These circumstances may be more likely to occur with respect to Bitcoin Futures and Ether Futures than with respect to futures on more traditional assets. In addition, the Bitcoin Futures and Ether Futures held by the Fund and bitcoin and ether may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance, as well as a reference rate for spot bitcoin. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://21shares-funds.com/.
Calendar Year Total Return
During the period of time shown in the bar chart, the highest quarterly return was 54.96% (quarter ended March 31, 2024), and the lowest quarterly return was -16.67% (quarter ended September 30, 2024).

Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	Since Inception (11/14/23)
Return Before Taxes	62.36%	78.07%
Return After Taxes on Distributions	49.03%	65.06%
Return After Taxes on Distributions and Sale of Shares	35.15%	52.84%
Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)[1]	24.06%	28.31%
CME CF Bitcoin Reference Rate - New York Variant 4PM	120.23%	137.18%

1.Index assumes withholding taxes on dividends.
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
The Solactive GBS U.S. 1000 Index intends to track the performance of the largest 1000 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization.
INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers
Investment Sub-Adviser:	21Shares US LLC
Investment Sub-Subadviser	ARK Investment Management LLC
PORTFOLIO MANAGERS
Andres Valencia, Vice President of ETP and Trading Operations at the Sub-Adviser, and Jad Haj Ali, Senior Associate Portfolio at the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Valencia has served as a portfolio manager of the Fund since its inception in November 2023, and Mr. Ali has served as a portfolio manager of the Fund since November 2024.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ARK 21SHARES ACTIVE ON-CHAIN BITCOIN STRATEGY ETF
Fund Summary
INVESTMENT OBJECTIVE
The ARK 21Shares Active On-Chain Bitcoin Strategy ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).
You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.57%
Total Annual Fund Operating Expenses	0.87%
1    Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Underlying ETF (as defined below).
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years:
$89	$278	$482	$1,073
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 14, 2023 (commencement of operations) to September 30, 2024, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund. Under normal conditions, the Fund seeks to dynamically allocate its assets between exposures to bitcoin futures contracts and cash equivalents, depending on the prevailing trend of the bitcoin market as assessed by the Fund’s sub-adviser, 21Shares US LLC (the “Sub-Adviser”) and sub-subadviser, ARK Investment Management LLC (“ARK”).
The Fund uses a proprietary trend indicator (the “Model”) to formulate its allocation strategy and determine whether the bitcoin market trend is bullish or bearish. Depending on the Model’s trend assessment, the Fund’s investment team will adjust the Fund’s exposure to bitcoin futures contracts. While the Fund’s investment team utilizes the Model, the investment team retains full discretion in deciding how to allocate the Fund’s investments.
Under normal conditions, the Fund expects to invest at least 25% of its net assets in an affiliated fund, the ARK 21Shares Active Bitcoin Futures Strategy ETF (the “Underlying ETF”), which is managed by the same investment team as the Fund. The Fund may also invest in Bitcoin Futures (defined below) through other investment companies, including affiliated investment companies that are regulated under the Investment Company Act of 1940, as amended (the “Investment Company Act”), operating companies with securities regulated under the Securities Exchange Act of 1934 or investment companies that are publicly traded, which the Sub-Adviser believes can provide bitcoin exposure. In addition, under normal conditions, the Fund will allocate its remaining net assets to cash and cash equivalents, primarily U.S. government securities, as described below.

Through a subsidiary, the Underlying ETF may invest in standardized, exchange-traded bitcoin futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”) (“Bitcoin Futures”). Neither the Fund nor Underlying ETF invest directly in bitcoin or other digital assets, or maintain direct exposure to “spot” bitcoin. The Fund may, however, have indirect exposure to bitcoin by virtue of its investments in investment companies that hold such contracts.
The Fund’s allocation strategy aims to optimize performance relative to the price of bitcoin. When the Model assesses bullish market conditions, the Fund will increase its allocation to the Underlying ETF up to approximately 100% of its net assets, and while in bearish conditions, the Fund increases its investments in cash and cash equivalents. The Fund may invest up to 75% of its net assets in cash and cash equivalents during bearish conditions as assessed by the Model. The Fund seeks to provide investment returns that exceed the price returns of bitcoin by employing an active approach to follow the trend indicated by the Model.
Under normal conditions, the Fund may invest in short-term U.S. Treasury instruments. There is no restriction on the duration or composition of the Fund’s Treasury holdings, which are designed to generate yield while also providing liquidity. The Fund may invest in U.S. government securities of any duration. The Fund may also invest in other investment companies for cash management purposes. Under normal conditions, the Fund seeks to maintain a minimum investment in the Underlying ETF of 25% of its net assets to ensure the Fund’s primary exposure to the bitcoin market.
The Model is independent of the Fund and is based on a set of rules determined by the Sub-Adviser and ARK to assist in making investment decisions for the Fund. The Model applies a combination of proprietary and publicly available metrics to generate trading signals, which are then evaluated by the investment team. Examples of inputs to the trend indicator could include, for example, metrics such as historical price data and on-chain data. Many bitcoin transactions happen “on-chain,” with the transaction broadcast to the bitcoin network and recorded in the blockchain. “On-chain” data includes the information of all transactions carried out on a blockchain network and offers greater security and transparency because the data is verified and recorded on a public ledger system that cannot be changed. On-chain data includes transaction data (e.g., sending and receiving address, transferred amount, remaining value for a certain address), block data (e.g., timestamps, miner fees, rewards) and smart contract code (i.e., codified business logic on a blockchain network). The transparent and secure information of on-chain data allows users to access accurate and reliable market information, track real-time market activity, forecast market situations and make reasonable investment decisions.
It is possible, however, for bitcoin transactions to occur “off-chain” as well. Data for off-chain transactions is generally not publicly available. In contrast, on-chain digital asset transactions are publicly recorded on the blockchain. Off-chain transactions are subject to risks because any such transfer of bitcoin ownership is neither protected by the protocol behind the bitcoin network nor recorded in and validated through the blockchain mechanism.
The Model produces one or more trading signal outputs, which are then evaluated by the investment team, which exercises judgment in determining whether and how to change the Fund’s investment allocations based on the Model’s output. The Model’s trading signals can change frequently, in both direction and size. The Fund’s investment team exercises discretion in deciding how to apply the trading signals generated by the Model. The Fund’s investment team seeks to allocate the Fund’s assets in a manner that it believes will generate returns that track (before fees and expenses) the returns of the Model.
What is Bitcoin? Bitcoin is a digital asset also referred to as a crypto asset. Bitcoin, as a digital asset, is a unit of account on the “bitcoin network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Bitcoin Blockchain.” Bitcoin may be held as an investment, may be used to purchase goods and services, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the bitcoin network and the value of bitcoin is not backed by any government, corporation or other central body. Instead, the value of bitcoin is determined by supply and demand in markets created to facilitate trading and transactions in bitcoin. Because the source code for the bitcoin network is open-source, anyone can contribute to its development. Ownership and transaction records for bitcoin are protected by information technology known as cryptography, which is designed to protect the digital assets and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.
Transactions in bitcoin that occur on the network are also encrypted, which is designed to prevent anyone from creating counterfeit assets or from spending more money than is in their account. The ultimate supply of bitcoin is finite and limited to 21 million “coins.” The amount of bitcoin currently available continues to increase as new bitcoin supplies will be mined until the 21 million protocol cap is reached. The bitcoin network is operated by a decentralized group of participants who run computer software that validates and records transactions in bitcoin (“miners”), developers who propose changes and improvements to this software, and users who use the software. Periodically, the software used by the bitcoin network is modified, which can result in different versions of bitcoin (“forks”). Although the Fund and Underlying ETF do not invest directly in bitcoin, the value of Bitcoin Futures can be affected by forks.

What are Bitcoin Futures? Bitcoin Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Bitcoin Futures contracts in which the Underlying ETF will invest are traded on the CME. The Fund, through its investment in the Underlying ETF, may invest in standard Bitcoin Futures and in micro Bitcoin Futures (collectively referred to herein as Bitcoin Futures). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. Bitcoin Futures are cash-settled, which means that one party agrees to buy a fixed quantity of bitcoin from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of bitcoin at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of Bitcoin Futures are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.
Under normal conditions, the Fund invests more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures.
Neither the Fund nor the Underlying ETF invest directly in bitcoin or other digital assets, or maintain direct exposure to “spot” bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The Fund will, however, have indirect exposure to bitcoin by virtue of its investments in bitcoin futures contracts or investment companies that hold such contracts.
For More Information Regarding the Underlying ETF, please see the section entitled “Additional Information About the Funds’ Investment Objectives and Principal Risks” in the Prospectus.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Unless expressly noted otherwise, references to the “Fund” in this section refer to the Fund and Underlying ETF. All references to the “Fund” should be read to include the Underlying ETF.
Bitcoin and Bitcoin Futures are relatively new investments, which have unique and substantial risks and which may be more volatile than other types of investments. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The performance of Bitcoin Futures may differ from the performance of bitcoin.
Market and Volatility Risk. The Fund’s and the Underlying ETF’s investments, including investments in Bitcoin Futures, are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to bitcoin or Bitcoin Futures, and due to general market or economic conditions or other factors.
Asset Risk. The Fund seeks to maintain managed exposure to bitcoin through its investment in the Underlying ETF, but the Fund does not invest in bitcoin directly. The price of Bitcoin Futures may vary from the current value or current price of bitcoin in cash markets, which is called the “spot” price. The Fund’s performance will diverge from the performance of bitcoin in the spot markets, or from the performance of the Underlying ETF. The Fund’s exposure to Bitcoin Futures will be effected primarily through investments in the Underlying ETF.
Bitcoin Futures Risks. Bitcoin Futures expose the Fund and the Underlying ETF to the following risks:
•Bitcoin and Bitcoin Futures are relatively new assets and bitcoin and the bitcoin network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Bitcoin Futures or achieve its investment objective.
•Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin and changes in the price of Bitcoin Futures may happen rapidly and without notice.
•The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Bitcoin Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.
•An exchange or market may close early, close late or issue trading halts on Bitcoin Futures contracts. As a result, the ability to trade Bitcoin Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Bitcoin Futures contracts at all, and/or cause significant deviations in the performance of Bitcoin Futures contracts from spot bitcoin. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Increased demand for Bitcoin Futures may cause Bitcoin Futures to become more expensive to acquire and may cause the value of Bitcoin Futures to diverge more significantly from the value of the reference rate. Bitcoin Futures are valued based on the Bitcoin Reference Rate (“BRR”), which is a rate determined by the CME and designed to provide an indicative price for spot bitcoin across a specific set of cash bitcoin asset trading venues. If demand for bitcoin rises, this could affect the reference rate and the value of Bitcoin Futures.
•In some cases, the near month Bitcoin Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Bitcoin Futures suffer a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.
•Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling Bitcoin Futures, the Fund will incur transaction expenses.
•Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that may limit the Fund’s ability to invest the proceeds of creation baskets in Bitcoin Futures and may cause the Fund to fail to maintain its target bitcoin exposure or may impair the Fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the Fund’s ability to achieve its desired investment exposure and may require the Fund to liquidate a position in Bitcoin Futures when it otherwise would not do so.
•When a Bitcoin Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy a Bitcoin Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Bitcoin Futures contracts may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of a Bitcoin Futures contract and the value of its underlying reference asset, the BRR, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.
Bitcoin and the Bitcoin Network Risks. The Fund and the Underlying ETF may be subject to the following risks as a result of their investments in Bitcoin Futures:
•Bitcoin and other digital assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.
•Digital assets such as bitcoin were introduced relatively recently, and the medium-to-long term value of bitcoin is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•The value of bitcoin depends on the development and acceptance of the bitcoin network. The slowing or stopping of the development or acceptance of the bitcoin network may adversely affect an investment in the Fund.
•New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of the Fund.
•If one or a coordinated group of miners were to gain control of more than 50% of the bitcoin network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin.
•There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant portion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Substantial bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures.

•Although the Fund’s investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, bitcoin and bitcoin trading venues may be subject to similar or less regulation. In addition, these trading venues (which may serve as a pricing source for the valuation of bitcoin exposure) may operate out of compliance with applicable laws and regulations and may be subject to enforcement action by authorities. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, to the extent Bitcoin Futures are tracking the spot bitcoin markets, the Fund’s investments in Bitcoin Futures could be adversely affected by fraud, failure or security breaches in spot bitcoin markets.
•The market price of bitcoin has been subject to extreme fluctuations. Additionally, the value of bitcoin has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis. If bitcoin markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of bitcoin and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
•The open-source nature of the bitcoin network can result in changes to the underlying code of bitcoin, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “airdrop.” A fork or an airdrop could result in significant and unexpected changes in the value of bitcoin on spot markets, which could adversely affect Bitcoin Futures, and the Fund.
Fund of Funds Risk. Because it invests significantly in the Underlying ETF, the Fund’s investment performance largely depends on the investment performance of Underlying ETF. An investment in the Fund is subject to the risks associated with the Underlying ETF. The Fund will indirectly pay a proportional share of the expenses of the Underlying ETF or any other investment company in which the Fund invests (including operating expenses and management fees), which are in addition to the Fund’s own fees and expenses.
Liquidity Risk. Liquidity risk is the risk that the Fund or the Underlying ETF might not be able to sell an investment without significantly changing the value of the investment on the Fund’s or the Underlying ETF’s books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund or the Underlying ETF to buy or sell an investment, including in Bitcoin Futures, at a desired price. The market for Bitcoin Futures is still developing and may experience periods of significant illiquidity. The demand for Bitcoin Futures and the large size of the positions which the Underlying ETF may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund and Underlying ETF performance. Developments in the market for spot bitcoin could also affect the Fund’s or the Underlying ETF’s ability to transact in Bitcoin Futures, including rolling positions. The Fund and the Underlying ETF each cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund or the Underlying ETF could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s shares could be adversely affected.
Investment Capacity Risk. The Fund and the Underlying ETF invest in specific types of instruments and Bitcoin Futures. If the Fund or the Underlying ETF cannot obtain its desired type or amount of Bitcoin Futures for any reason, including limited liquidity in the Bitcoin Futures market, additional demand for Bitcoin Futures, a disruption to the Bitcoin Futures market, or changes in margin requirements or position limits imposed by the Underlying ETF’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund or the Underlying ETF may not be able to achieve their respective investment objective and may experience significant losses. Any disruption in the Fund’s or Underlying ETF’s ability to obtain exposure to Bitcoin Futures contracts will cause the Fund’s or the Underlying ETF’s performance to deviate from the performance of bitcoin and Bitcoin Futures. Additionally, the ability of the Underlying ETF to obtain exposure to Bitcoin Futures contracts is limited by certain tax rules that limit the amount the Underlying ETF can invest in the subsidiary.
Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Underlying ETF will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Underlying ETF. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETF is insufficient or there are delays in the Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETF may decline.
The counterparty to a listed futures contract, such as Bitcoin Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns (through investment in the Underlying ETF) and may lead to significant losses if investments are not successful.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin.
Management Risk. The Fund and the Underlying ETF are actively managed and its performance is based on the judgments and investment decisions that the Sub-Adviser makes for the Fund and the Underlying ETF. The judgments and decisions made by the portfolio manager or the Sub-Adviser may not implement the strategy correctly, which may cause the Underlying ETF to underperform as compared to investments of similar risk.
Quantitative Investment Selection and Model Risk. Data for some market investors’ holdings or sentiments may be less available and/or less current than data used by other investment advisory firms. The Sub-Adviser and ARK use quantitative analyses, and their processes could be adversely affected if erroneous or outdated data is utilized. Moreover, the data utilized to evaluate investor sentiment will reflect data that is collected by regulators and other third-parties. This data may be incomplete or incorrect and therefore could be inaccurate in whole or in part. If the data is incomplete or incorrect, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been more comprehensive. In addition, investments selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.
Derivatives Risk. The Fund obtains exposure to derivatives (in the form of Bitcoin Futures) primarily through its holding of the Underlying ETF, which presents risks different than investing directly in traditional securities. Derivatives risk will apply to the extent of the Fund’s holdings in the Underlying ETF. Using derivatives can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying ETF (and therefore the Fund) to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Underlying ETF to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Underlying ETF may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Underlying ETF’s (and therefore the Fund’s) ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Underlying ETF’s taxable income or gains. Other risks arise from the Underlying ETF’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying ETF’s derivative positions at times when the Underlying ETF might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Underlying ETF’s ability to use certain derivatives and their cost.
Bond and Fixed Income Risks. The Fund’s and Underlying ETF’s investments in fixed income securities are subject to one or more of the following risks:
•Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

•Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.
•U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund or the Underlying ETF.
•Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Fund’s or the Underlying ETF’s investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.
Tax Risk. The Fund and the Underlying ETF intend to continue to qualify as a registered investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, which means that at least 90% of the Fund’s or the Underlying ETF’s gross income must be “qualifying income”, derived from specific types of assets. In addition, the Fund and the Underlying ETF must meet quarterly asset diversification tests and annual distribution requirements. The Fund’s and the Underlying ETF’s investment activities will be limited by the Fund’s and the Underlying ETF’s intention to qualify for such treatment. The Fund or the Underlying ETF may make investments even if the treatment of those investments is unclear. If the Fund or the Underlying ETF fails to qualify for Subchapter M treatment in any year, it would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level, which would reduce the Fund’s or the Underlying ETF’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a registered investment company, the Fund or the Underlying ETF’s could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the SAI for more information.
The Underlying ETF invests in Bitcoin Futures indirectly through a wholly-owned subsidiary because income and gains from such investments if made by an Underlying ETF directly would not be treated as qualifying income for purposes of the Underlying ETF qualifying as a regulated investment company for U.S. federal income tax purposes.. Under Treasury regulations, income and gains derived from the subsidiary will be considered qualifying income if there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or if the income inclusion is derived with respect to the Underlying ETF’s business of investing in stocks and securities. The Underlying ETF expects that income and gains derived from a subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income gains would be considered qualifying income or otherwise prevent the Underlying ETF or the subsidiary or both from operating as intended and cause the Underlying ETF to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns. Please see the section entitled “Risks Associated with Bitcoin Futures - Federal Income Tax Treatment of Investments in the Cayman Subsidiary” and the section entitled Taxation” in the SAI for more information.
The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the U.S. Treasury Department, including the IRS. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of the Fund to differ substantially from the returns of an account that held a corresponding amount of bitcoin directly. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Cash Creation Unit Risk. To the extent the Fund effects its creations and redemptions for cash, rather than in-kind securities, the Fund’s shares may trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.
Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser and the Sub-Adviser are each registered as a CPO, and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s and Sub-Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.
Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of the Fund’s Bitcoin Futures may be determined by reference, in whole or in part, to the spot bitcoin market. These circumstances may be more likely to occur with respect to Bitcoin Futures than with respect to futures on more traditional assets. In addition, the Bitcoin Futures held by the Fund and bitcoin may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.

PERFORMANCE
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance, as well as a reference rate for spot bitcoin. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://21shares-funds.com/.
Calendar Year Total Return
During the period of time shown in the bar chart, the highest quarterly return was 57.41% for (quarter ended March 31, 2024), and the lowest quarterly return was -13.52% (quarter ended June 30, 2024).

Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	Since Inception (11/14/23)
Return Before Taxes	95.26%	105.58%
Return After Taxes on Distributions	71.04%	82.82%
Return After Taxes on Distributions and Sale of Shares	53.50%	69.28%
Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)[1]	24.06%	28.31%
CME CF Bitcoin Reference Rate - New York Variant 4PM	120.23%	137.18%

1.Index assumes withholding taxes on dividends.
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
The Solactive GBS U.S. 1000 Index intends to track the performance of the largest 1000 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization.
INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers
Investment Sub-Adviser:	21Shares US LLC
Investment Sub-Subadviser	ARK Investment Management LLC
PORTFOLIO MANAGERS
Andres Valencia, Vice President of ETP and Trading Operations at the Sub-Adviser, and Jad Haj Ali, Senior Associate Portfolio at the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Valencia has served as a portfolio manager of the Fund since its inception in November 2023, and Mr. Ali has served as a portfolio manager of the Fund since November 2024.

PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ARK 21SHARES ACTIVE BITCOIN FUTURES STRATEGY ETF
Fund Summary
INVESTMENT OBJECTIVE
The ARK 21Shares Active Bitcoin Futures Strategy ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).
You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
1    Empowered Funds, LLC (the “Adviser”) has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements (“Fee Waiver”). This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation agreements for the periods shown). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	10 Years
$72	$239	$421	$948
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 13, 2023 (commencement of operations) to September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund. Under normal market conditions, the Fund will seek to achieve its investment objective by investing in a portfolio of bitcoin futures contracts. Through a subsidiary, the Fund will invest in standardized, exchange-traded bitcoin futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”) (“Bitcoin Futures”). The Fund does not invest directly in bitcoin or other digital assets, or maintain direct exposure to “spot” bitcoin.
Under normal conditions, the Fund invests more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures.
What is Bitcoin? Bitcoin is a digital asset also referred to as a crypto asset. Bitcoin, as a digital asset, is a unit of account on the “bitcoin network,” an open-source, decentralized peer-to-peer computer network, which is also known as the “Bitcoin Blockchain.” Bitcoin may be held as an investment, may be used to purchase goods and services, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the bitcoin network and the value of bitcoin is not backed by any government, corporation or other central body. Instead, the value of bitcoin is determined by supply and demand in markets created to facilitate trading and transactions in bitcoin. Because the source code for the bitcoin network is open-source, anyone can contribute to its development. Ownership and transaction records for bitcoin are protected by information technology known as cryptography, which is designed to protect the digital assets and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.
Transactions in bitcoin that occur on the network are also encrypted, which is designed to prevent anyone from creating counterfeit assets or from spending more money than is in their account. The ultimate supply of bitcoin is finite and limited to 21 million “coins.” The amount of bitcoin currently available continues to increase as new bitcoin supplies will be mined until the 21 million protocol cap is reached. The bitcoin network is operated by a decentralized group of participants who run computer software that validates and records transactions in bitcoin (“miners”), developers who propose changes and improvements to this software, and users who use the software. Periodically, the software used by the bitcoin network is modified, which can result in different versions of bitcoin (“forks”). Although the Fund does not invest directly in bitcoin, the value of Bitcoin Futures can be affected by forks.
What are Bitcoin Futures? Bitcoin Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Bitcoin Futures contracts in which the Fund will invest are traded on the CME. The Fund may invest in standard Bitcoin Futures and in micro Bitcoin Futures (collectively referred to herein as Bitcoin Futures). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. Bitcoin Futures are cash-settled, which means that one party agrees to buy a fixed quantity of bitcoin from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of bitcoin at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of Bitcoin Futures are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.
The Fund expects to gain exposure by investing approximately 25% of its investable assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and for which the Adviser serves as investment adviser, the Sub-Adviser serves as sub-adviser and ARK serves as sub-subadviser. Investing more than 25% of the Fund’s assets in the subsidiary could have adverse tax consequences for the Fund. See the section entitled “Taxation” in the Statement of Additional Information (“SAI”) for more information. There can be no assurance that the Fund will be able to achieve or maintain its target bitcoin exposure. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.
The Fund does not invest in bitcoin directly, or maintain a direct exposure to “spot” bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The Fund may, however, have indirect exposure to bitcoin by virtue of its investments in Bitcoin Futures contracts.
The Fund may seek to invest in Bitcoin Futures contracts that the Sub-Adviser believes have the most attractive combination of cost, liquidity, and other relevant factors, in order to optimize roll yield. In order to maintain its positions in Bitcoin Futures or Ether Futures, the Sub-Adviser will sell Bitcoin Futures and/or Ether Futures as they near expiration and buy new Bitcoin Futures and/or Ether Futures with a later expiration date. This is called “rolling.” Rolling Bitcoin Futures and/or Ether Futures means that the Sub-Adviser will incur expenses associated with selling and buying positions. Additionally, the Fund may seek to invest in “front month” bitcoin futures contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” bitcoin futures contracts. The “nearby” contracts are those contracts with the next closest expiration date. Rather than roll the futures contracts on a predefined schedule, the Fund will roll to another futures contract at the time that the Fund believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results.
The Bitcoin Futures in which the Fund invests generally have monthly or quarterly contract periods. Under normal conditions, the Fund will hold its Bitcoin Futures contracts during periods when the value of bitcoin may be rising, falling or flat. In order to maintain its positions in Bitcoin Futures, the Fund will roll its Bitcoin Futures, which means that the Fund will incur expenses associated with selling and buying these positions.
In addition, the Fund’s investments in Bitcoin Futures will be subject to “contango” and “backwardation.” Contango occurs when a futures contract with a longer term to expiration is priced higher than a contract with a shorter term to expiration. This means that it costs more to replace a futures contract as the remaining term of the contract gets shorter. When rolling Bitcoin Futures contracts in contango, the Fund is selling a contract at a lower price and buying a new, longer contract at a relatively higher price. Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures contracts in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer term contract at a lower price. Whenever the Fund is buying or selling a Bitcoin Futures contract, the Fund will incur transaction expenses.

The Fund’s Remaining Investments. The Fund will generally invest its remaining assets in any one or more of the following types of short-term cash instruments to provide liquidity, serve as margin, or collateralize the Fund’s investments in Bitcoin Futures:
•U.S. Treasury securities;
•Money market instruments; and
•Repurchase agreements
The Fund may also engage in reverse repurchase agreements or similar transactions for leveraging purposes.
The Fund is classified as a non-diversified fund, which means that the Fund may invest a greater percentage of its assets in investments backed by a particular issuer, or in the case of Bitcoin Futures, in contracts with a single counterparty or a few counterparties.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Funds’ Principal Investment Risks.”
Bitcoin and Bitcoin Futures are relatively new investments, which have unique and substantial risks and which may be more volatile than other types of investments. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The performance of Bitcoin Futures may differ from the performance of bitcoin.
Market and Volatility Risk. The Fund’s investments, including its investments in Bitcoin Futures, are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to bitcoin or Bitcoin Futures, and due to general market or economic conditions or other factors.
Asset Risk. The Fund seeks to maintain managed exposure to bitcoin through its investment in Bitcoin Futures, but the Fund does not invest in bitcoin directly. The price of Bitcoin Futures may vary from the current value or current price of bitcoin in cash markets, which is called the “spot” price. The Fund’s performance will diverge from the performance of bitcoin in the spot markets, or from the performance of Bitcoin Futures. The Fund’s exposure to Bitcoin Futures will be effected through a wholly-owned subsidiary, and references to the Fund below includes the subsidiary.
Bitcoin Futures Risks. Bitcoin Futures expose the Fund to the following risks:
•Bitcoin and Bitcoin Futures are relatively new assets and bitcoin and the bitcoin network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Bitcoin Futures or achieve its investment objective.
•Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin and changes in the price of Bitcoin Futures may happen rapidly and without notice.
•The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Bitcoin Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.
•An exchange or market may close early, close late or issue trading halts on Bitcoin Futures contracts. As a result, the ability to trade Bitcoin Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Bitcoin Futures contracts at all, and/or cause significant deviations in the performance of Bitcoin Futures contracts from spot bitcoin. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Increased demand for Bitcoin Futures may cause Bitcoin Futures to become more expensive to acquire and may cause the value of Bitcoin Futures to diverge more significantly from the value of the reference rate. Bitcoin Futures are valued based on the Bitcoin Reference Rate (“BRR”), which is a rate determined by the CME and designed to provide an indicative price for spot bitcoin across a specific set of cash bitcoin trading venues. If demand for bitcoin rises, this could affect the reference rate and the value of Bitcoin Futures.

•In some cases, the near month Bitcoin Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Bitcoin Futures suffer a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.
•Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling Bitcoin Futures, the Fund will incur transaction expenses.
•Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that may limit the Fund’s ability to invest the proceeds of creation baskets in Bitcoin Futures and may cause the Fund to fail to maintain its target bitcoin exposure or may impair the Fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the Fund’s ability to achieve its desired investment exposure and may require the Fund to liquidate a position in Bitcoin Futures when it otherwise would not do so.
•When a Bitcoin Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy a Bitcoin Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Bitcoin Futures contracts may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of a Bitcoin Futures contract and the value of its underlying reference asset, the BRR, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.
Bitcoin and the Bitcoin Network Risks. The Fund may be subject to the following risks as a result of its investments in Bitcoin Futures:
•Bitcoin and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.
•Digital assets such as bitcoin were introduced relatively recently, and the medium-to-long term value of bitcoin is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•The value of bitcoin depends on the development and acceptance of the bitcoin network. The slowing or stopping of the development or acceptance of the bitcoin network may adversely affect an investment in the Fund.
•New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of the Fund.
•If one or a coordinated group of miners were to gain control of more than 50% of the bitcoin network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin.
•There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant portion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Substantial bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures.
•Although the Fund’s investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, bitcoin and bitcoin trading venues may be subject to similar or less regulation. In addition, these trading venues (which may serve as a pricing source for the valuation of bitcoin exposure) may operate out of compliance with applicable laws and regulations and may be subject to enforcement action by authorities. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, to the extent Bitcoin Futures are tracking the spot bitcoin markets, the Fund’s investments in Bitcoin Futures could be adversely affected by fraud, failure or security breaches in spot bitcoin markets.
•The market price of bitcoin has been subject to extreme fluctuations. Additionally, the value of bitcoin has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis. If bitcoin markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of bitcoin and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
•The open-source nature of the bitcoin network can result in changes to the underlying code of bitcoin, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “airdrop.” A fork or an airdrop could result in significant and unexpected changes in the value of bitcoin on spot markets, which could adversely affect Bitcoin Futures, and the Fund.
Liquidity Risk. Liquidity risk is the risk that the Fund of the Underlying ETF might not be able to sell an investment without significantly changing the value of the investment on the Fund’s books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund or the Underlying ETF to buy or sell an investment, including in Bitcoin Futures, at a desired price. The market for Bitcoin Futures is still developing and may experience periods of significant illiquidity. The demand for Bitcoin Futures and the large size of the positions which the Fund or the Underlying ETF may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on the Fund’s or the Underlying ETF’s performance. Developments in the market for spot bitcoin could also affect the Fund’s or the Underlying ETF’s ability to transact in Bitcoin Futures, including rolling positions. The Fund and the Underlying cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s or the Underlying ETFs shares could be adversely affected.
Investment Capacity Risk. The Fund and the Underlying ETF invest in specific types of instruments and Bitcoin Futures. If the Fund or the Underlying ETF cannot obtain its desired type or amount of Bitcoin Futures for any reason, including limited liquidity in the Bitcoin Futures market, additional demand for Bitcoin Futures, a disruption to the Bitcoin Futures market, or changes in margin requirements or position limits imposed by the Fund’s or the Underlying ETF’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund or the Underlying ETFs may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s or the Underlying ETF’s ability to obtain exposure to Bitcoin Futures contracts will cause the Fund’s or the Underlying ETF’s performance to deviate from the performance of bitcoin and Bitcoin Futures. Additionally, the ability of the Fund or the Underlying ETF to obtain exposure to Bitcoin Futures contracts is limited by certain tax rules that limit the amount the Fund can invest in the subsidiary.
Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.
The counterparty to a listed futures contract, such as Bitcoin Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund or an Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns and may lead to significant losses if investments are not successful.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act. This means that the Fund’s assets will be invested in a small number of issuers, or have its assets exposed to a smaller number of counterparties, than a diversified fund. A non-diversified fund may be more volatile than a diversified fund because the gains or losses on a single investment may have a greater impact on the Fund’s NAV and therefore the Fund’s market price as compared to a diversified fund.
Management Risk. The Fund is actively managed and its performance is based on the judgments and investment decisions that the Sub-Adviser makes for the Fund. The judgments and decisions made by the portfolio manager or the Sub-Adviser may not implement the strategy correctly, which may cause the Fund to underperform as compared to investments of similar risk.
Subsidiary Risk. The Fund seeks to gain its targeted investment exposure through investment in the Fund’s wholly-owned subsidiary, which is organized under the laws of the Cayman Islands. Certain policies and procedures require that the subsidiary be consolidated with the Fund for purposes of testing compliance with applicable tax regulations and investment limitations. Changes in laws in the United States or the Cayman Islands could affect the use of the subsidiary structure, which could adversely affect the Fund’s ability to achieve its investment objective.
Derivatives Risk. The Fund’s use of derivatives (in the form of Bitcoin Futures) presents risks different than investing directly in traditional securities. Using derivatives can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.
Bond and Fixed Income Risks. The Fund’s investments in fixed income securities are subject to one or more of the following risks:
•Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
•Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.
•U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses the Fund.
•Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Fund’s investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.

Tax Risk. The Fund intends to qualify as a regulated investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, which means that at least 90% of the Fund’s gross income must be “qualifying income”, derived from specific types of assets. In addition, the Fund must meet quarterly asset diversification tests and annual distribution requirements. The Fund’s investment activities will be limited by the Fund’s intention to continue to qualify for such treatment. The Fund may make investments even if the treatment of those investments is unclear. If the Fund fails to qualify for Subchapter M treatment in any year, the Fund would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level, which would reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the SAI for more information.
The Fund invests in Bitcoin Futures indirectly through a wholly-owned subsidiary because income and gains from such investments if made by the Fund directly would not be treated as qualifying income for purposes of the Fund qualifying as a regulated investment company for U.S. federal income tax purposes. Under Treasury regulations, income derived from the subsidiary will generally be considered qualifying income if there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or if the income inclusion is derived with respect to the Fund’s business of investing in stocks and securities. The Fund expects that income and gains derived from the subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income and gains would be considered qualifying income or otherwise prevent the Fund or the subsidiary or both from operating as intended and cause the Fund to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns. Please see the section entitled “Risks Associated with Bitcoin and Bitcoin Futures” and the section entitled “Taxation” in the SAI for more information.
The subsidiary will be treated as a controlled foreign corporation for U.S. federal income tax purposes. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the subsidiary’s “subpart F income,” whether or not such income is distributed by the subsidiary. It is expected that all of the subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of the subsidiary’s “subpart F income” will increase the Fund’s tax basis in the subsidiary. Distributions by the subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the subsidiary’s underlying income or gains. As a result, the subsidiary structure will convert net capital gains if any from futures contracts from 60% long-term and 40% short-term to ordinary income. If a net loss is realized by the subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss cannot be carried forward to offset taxable income of the Fund or the subsidiary in future periods. Please see the section entitled “Risks Associated with Bitcoin and Bitcoin Futures” and the section entitled “Taxation” in the SAI for more information.
The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the IRS and the U.S. Treasury Department, including the Internal Revenue Service. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Investment in Other Investment Companies Risk. The Fund’s investment in another investment company, including a money market fund, may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of the Fund to differ substantially from the returns of an account that held a corresponding amount of bitcoin directly. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations and redemptions for cash, rather than in-kind securities (although redemptions will also be done in-kind under certain circumstances). The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.
Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser and the Sub-Adviser are each registered as a CPO, and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s and Sub-Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.
Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio holdings, and the subsidiary may engage in frequent trading of Bitcoin Futures. Frequent trading results in higher transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the Bitcoin Futures and on reinvestment of the Fund’s assets. High portfolio turnover may also result in higher tax exposure. The Fund’s portfolio turnover rate will likely be higher as compared to funds with similar investment risks that do not frequently trade their portfolio securities. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Fund’s portfolio turnover rate, which leads to the 0% portfolio turnover rate reported herein.
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of the Fund’s Bitcoin Futures may be determined by reference, in whole or in part, to the spot bitcoin market. These circumstances may be more likely to occur with respect to Bitcoin Futures than with respect to futures on more traditional assets. In addition, the Bitcoin Futures held by the Fund and bitcoin may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance, as well as a reference rate for spot bitcoin. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://21shares-funds.com/.
Calendar Year Total Return
During the period of time shown in the bar chart, the highest quarterly return was 64.04% for (quarter ended March 31, 2024), and the lowest quarterly return was -17.27% (quarter ended June 30, 2024).

Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	Since Inception (11/13/23)
Return Before Taxes	101.55%	106.40%
Return After Taxes on Distributions	78.10%	84.75%
Return After Taxes on Distributions and Sale of Shares	56.53%	69.60%
Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)[1]	24.06%	30.60%
CME CF Bitcoin Reference Rate - New York Variant 4PM	120.23%	128.33%

1.Index assumes withholding taxes on dividends.
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
The Solactive GBS U.S. 1000 Index intends to track the performance of the largest 1000 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization.

INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers
Investment Sub-Adviser:	21Shares US LLC
Investment Sub-Subadviser	ARK Investment Management LLC
PORTFOLIO MANAGERS
Andres Valencia, Vice President of ETP and Trading Operations at the Sub-Adviser, and Jad Haj Ali, Senior Associate Portfolio at the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Valencia has served as a portfolio manager of the Fund since its inception in November 2023, and Mr. Ali has served as a portfolio manager of the Fund since November 2024.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
Fund Summary
INVESTMENT OBJECTIVE
The ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.36%
Total Annual Fund Operating Expenses	0.91%
1Acquired Fund Fees and Expenses (AFFE) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Underlying ETFs (as defined below). Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include AFFE.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:
$93	$290	$504	$1,120
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 14, 2023 (commencement of operations) to September 30, 2024, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund. Under normal conditions, the Fund seeks to invest 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the blockchain and in securities issued by companies principally engaged in the blockchain industry and/or digital economy (the “80% Policy”). The Fund’s Bitcoin Futures exposure and Ether Futures exposure (each defined below) are included for purposes of the Fund’s 80% Policy, as well as the Fund’s investment in U.S.- and foreign-listed equity securities of issuers in the blockchain industry and/or involved in the digital economy. The “digital economy” generally refers to economic activity conducted via the internet and through the use of digital intermediaries. Companies in the blockchain industry and/or involved in the digital economy include, but are not limited to, companies involved in the facilitation, trading, exchange, infrastructure, or custody of digital assets, digital asset transactions, and related services incidental or necessary for the functioning of a digital asset protocol or network.
The Fund may invest in the ARK 21Shares Active Bitcoin Futures Strategy ETF and/or the ARK 21Shares Active Ethereum Futures Strategy ETF, both of which are affiliated underlying funds and are managed by the same investment team as the Fund (“Active Bitcoin Futures ETF” and “Active Ethereum Futures ETF,” together the “Underlying ETFs”). Each Underlying ETF invests in Bitcoin Futures and Ether Futures (as defined below) through a subsidiary. Through such subsidiary, the Active Bitcoin Futures ETF may invest in standardized, exchange-traded bitcoin futures contracts and the Active Ethereum Futures ETF may invest in standardized, exchange-traded ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”) (“Bitcoin Futures” and “Ether Futures” respectively). Neither the Fund nor any Underlying ETF invest directly in bitcoin, ether or other digital assets, or maintain direct exposure to “spot” bitcoin or “spot” ether.

The Fund may, however, have indirect exposure to bitcoin or ether by virtue of its investments in investment companies that hold Bitcoin Futures or Ether Futures. The Fund generally targets 50% exposure to Bitcoin Futures and/or Ether Futures (i.e., through investment in the Underlying ETFs) (Bitcoin Futures exposure and Ether Futures exposure are collectively referred to as “Crypto Asset Futures Exposure”), but Crypto Asset Futures Exposure could be significantly higher or lower as described below.
The Fund’s sub-adviser, 21Shares US LLC (the “Sub-Adviser”), is responsible for the final selection of individual securities and their weights for the Fund and relies on information regarding the spot bitcoin and spot ether markets and a proprietary equity scoring system (the “Scoring System”) developed by ARK Investment Management LLC (“ARK”), the Fund’s sub-subadviser. The Scoring System uses both “top down” (i.e., thematic research to identify the prime beneficiaries of current trends) and “bottom up” (i.e., valuation, fundamental, and quantitative measures) approaches. The Scoring System generally consists of several categories of information, including, company, people and culture, execution, barriers to entry, product leadership, valuation and thesis risk. Fund investments are continuously monitored, and scores are generally updated on a weekly basis. If a security’s score reduces below certain thresholds that are established as part of the Scoring System, then a full security review is triggered. The Sub-Adviser has the discretion to determine whether and when to make changes to the individual securities held by the Fund.
For purposes of the Fund’s 80% Policy, companies that derive at least 50% of their revenues, operating income, assets or profits from one or more of the following activities are considered to be principally engaged in the blockchain industry and/or the digital economy:
•development of blockchain or digital economy-related businesses, products, or platforms;
•development of technologies expected to enable digital economy innovation;
•operation of digital payment gateways or facilitation of peer-to-peer payments, digital banking and lending, and E-commerce;
•operation of online brokerage or trading platforms;
•digital market making; or
•manufacturing semi-conductors.
The Fund may also invest in investment-grade fixed-income securities of any duration issued by U.S. and foreign issuers in the blockchain industry and involved in the digital economy for purposes of the Fund’s 80% Policy. The Fund may invest in equity securities of companies of any capitalization. The Fund may invest in fixed income and equity securities of emerging market issuers. The Fund may also invest its assets in cash or cash equivalents, such as U.S. Treasuries, although such allocation is generally expected to be not more than 20% of the Fund’s net assets.
The Fund’s Crypto Asset Futures Exposure and allocation to other assets is driven by the investment team’s views on the relative attractiveness of each asset type in which the Fund may invest. For example, 50% of the Fund’s assets allocated to Crypto Asset Futures Exposure and 50% allocated to other assets in which the Fund may invest would be a neutral allocation. The Fund may have up to an 80% allocation to Crypto Asset Futures Exposure or up to an 80% allocation to other assets.
The Fund is classified as a non-diversified fund, which means that the Fund may invest a greater percentage of its assets in investments backed by a particular issuer, or in the case of Bitcoin Futures or Ether Futures, in contracts with a single counterparty or a few counterparties.
What is Bitcoin? Bitcoin is a digital asset also referred to as a crypto asset. Bitcoin, as a digital asset, is a unit of account on the “bitcoin network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Bitcoin Blockchain.” Bitcoin may be held as an investment, may be used to purchase goods and services, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the bitcoin network and the value of bitcoin is not backed by any government, corporation or other central body. Instead, the value of bitcoin is determined by supply and demand in markets created to facilitate trading and transactions in bitcoin. Because the source code for the bitcoin network is open-source, anyone can contribute to its development. Ownership and transaction records for bitcoin are protected by information technology known as cryptography, which is designed to protect the digital assets and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.
Transactions in bitcoin that occur on the network are also encrypted, which is designed to prevent anyone from creating counterfeit assets or from spending more money than is in their account. The ultimate supply of bitcoin is finite and limited to 21 million “coins.” The amount of bitcoin currently available continues to increase as new bitcoin supplies will be mined until the 21 million protocol cap is reached. The bitcoin network is operated by a decentralized group of participants who run computer software that validates and records transactions in bitcoin (“miners”), developers who propose changes and improvements to this software, and users who use the software. Periodically, the software used by the bitcoin network is modified, which can result in different versions of bitcoin (“forks”). Although the Fund and Underlying ETFs do not invest directly in bitcoin, the value of Bitcoin Futures can be affected by forks.
What is Ether? Ether is a digital asset also referred to as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Ethereum Blockchain.” The Ethereum network is governed by a set of rules that are commonly referred to as the “Ethereum protocol.” Ether may be held as an investment, may be used to purchase goods and services, stored for future use, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the Ethereum network and the value of ether is not backed by any government, corporation or other central body. Instead, the value of ether is determined, in part, by supply and demand in markets created to facilitate trading and transactions in ether. Ether is the second largest digital asset by market capitalization behind bitcoin. Because the source code for the Ethereum network is open-source, anyone can contribute to its development. Ownership and transaction records for ether are protected by information technology known as cryptography, which is designed to protect the digital asset and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.
The Ethereum network is operated by a decentralized group of participants who run computer software that validates and records transactions in ether (“validators”), developers who propose changes and improvements to the Ethereum protocol and the software that enforces the Ethereum protocol, and users who use the Ethereum software. Periodically, the software used by the Ethereum network is modified, which can result in different versions of ether (“forks”). Although the Fund and the Active Ethereum Futures ETF do not invest directly in ether, the value of Ether Futures can be affected by forks.
For instance, in June 2016, the Ethereum community faced a divisive choice: whether to reverse a large hack (theft) of ether from a third-party project called “The DAO,” a decentralized autonomous organization that was designed to act as a decentralized, investor-directed venture capital firm operating in the Ethereum ecosystem. While the hack didn’t directly impact the Ethereum protocol itself, it harmed trust in the ecosystem. The majority of the ecosystem chose to reverse the hacked transactions and return the stolen ether to its original holders, while a minority believed that reversing the transactions was the incorrect course. This led to a hard fork in the Ethereum Blockchain, with the smaller of the two communities taking the name Ethereum Classic and running a separate blockchain with its own native crypto asset. Additional forks of the Ethereum Blockchains are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Ethereum Blockchains, or could fraction the value of the main blockchain and its native crypto asset, which could significantly impact the value of ether, and thereby of the Ether Futures held by the Fund.
What are Bitcoin Futures and Ether Futures? Bitcoin Futures and Ether Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Bitcoin Futures and Ether Futures contracts in which the Fund (through its investments in the Underlying ETFs) will invest are traded on the CME. The Fund (through its investment in the Underlying ETFs) may invest in standard Bitcoin Futures and/or Ether Futures and in micro Bitcoin Futures and/or Ether Futures (collectively referred to herein as Bitcoin Futures or Ether Futures, as applicable). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. These futures contracts are cash-settled, which means that one party agrees to buy a fixed quantity of the underlying asset from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of the underlying asset at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of these futures contracts are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.
The Fund expects to gain Crypto Asset Futures Exposure by investing in the Underlying ETFs. Each Underlying ETF has a wholly-owned subsidiary, respectively, organized under the laws of the Cayman Islands and for which Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as investment adviser, the Sub-Adviser serves as sub-adviser and ARK serves as sub-subadviser. Investing more than 25% of each Underlying ETF’s assets in a subsidiary could have adverse tax consequences for the Fund and the Underlying ETFs. See the section entitled “Taxation” in the SAI for more information. There can be no assurance that each Underlying ETF will be able to achieve or maintain its target bitcoin and/or ether exposure. References to investments by the Underlying ETFs should be read to mean investments by either the Underlying ETFs or their respective subsidiaries.
Under normal conditions, the Fund invests more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures and/or the blockchain industry and/or the digital economy.
Neither the Fund nor any Underlying ETF invest directly in bitcoin , ether or other digital assets, or maintain direct exposure to “spot” bitcoin or “spot” ether. Investors seeking direct exposure to the price of bitcoin or ether should consider an investment other than the Fund. The Fund will, however, have indirect exposure to bitcoin and/or ether by virtue of its investments in the Underlying ETFs.

For More Information Regarding the Underlying ETFs, please see the section entitled “Additional Information About the Funds’ Investment Objectives and Principal Risks” in the Prospectus.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Unless expressly noted otherwise, references to the “Fund” in this section refer to the Fund and Underlying ETFs. All references to the “Fund” should be read to include the Underlying ETFs, as applicable.
Bitcoin, Bitcoin Futures, Ether and Ether Futures are relatively new investments, which have unique and substantial risks and which may be more volatile than other types of investments. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The performance of Bitcoin Futures and/or Ether Futures may differ from the performance of bitcoin or ether.
Market and Volatility Risk. The Fund’s investments, including its investments in Bitcoin Futures, Ether Futures and the Underlying ETFs are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to bitcoin, ether, Bitcoin Futures or Ether Futures, and due to general market or economic conditions or other factors.
Asset Risk. The Fund seeks to maintain managed exposure to bitcoin and ether through its investment in the Underlying ETFs, but the Fund and the Underlying ETFs do not invest in bitcoin or ether directly. The price of Bitcoin Futures and/or Ether Futures may vary from the current value or current price of bitcoin or ether in cash markets, which is called the “spot” price. The Fund’s and the Underlying ETFs’ performance will diverge from the performance of bitcoin or ether in the spot markets, or from the performance of Bitcoin Futures and/or Ether Futures. The Fund’s exposure to Bitcoin Futures and/or Ether Futures will be effected through investments in the Underlying ETFs, and references to the Underlying ETFs below includes their respective subsidiaries.
Bitcoin Futures Risks. Bitcoin Futures expose the Fund and the Underlying ETFs to the following risks:
•Bitcoin and Bitcoin Futures are relatively new assets and bitcoin and the bitcoin network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Bitcoin Futures or achieve its investment objective.
•Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin and changes in the price of Bitcoin Futures may happen rapidly and without notice.
•The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Bitcoin Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.
•An exchange or market may close early, close late or issue trading halts on Bitcoin Futures contracts. As a result, the ability to trade Bitcoin Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Bitcoin Futures contracts at all, and/or cause significant deviations in the performance of Bitcoin Futures contracts from spot bitcoin. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Increased demand for Bitcoin Futures may cause Bitcoin Futures to become more expensive to acquire and may cause the value of Bitcoin Futures to diverge more significantly from the value of the reference rate. Bitcoin Futures are valued based on the Bitcoin Reference Rate (“BRR”), which is a rate determined by the CME and designed to provide an indicative price for spot bitcoin across a specific set of cash bitcoin trading venues. If demand for bitcoin rises, this could affect the reference rate and the value of Bitcoin Futures.
•In some cases, the near month Bitcoin Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Bitcoin Futures suffer a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, the Fund’s net asset value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.

•Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling Bitcoin Futures, the Fund will incur transaction expenses.
•Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that may limit the Fund’s ability to invest the proceeds of creation baskets in Bitcoin Futures and may cause the Fund to fail to maintain its target bitcoin exposure or may impair the Fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the Fund’s ability to achieve its desired investment exposure and may require the Fund to liquidate a position in Bitcoin Futures when it otherwise would not do so.
•When a Bitcoin Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy a Bitcoin Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Bitcoin Futures contracts may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of a Bitcoin Futures contract and the value of its underlying reference asset, the BRR, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.
Bitcoin and the Bitcoin Network Risks. The Fund and the Underlying ETFs may be subject to the following risks as a result of its investments in Bitcoin Futures:
•Bitcoin and other digital assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.
•Digital assets such as bitcoin were introduced relatively recently, and the medium-to-long term value of bitcoin is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•The value of bitcoin depends on the development and acceptance of the bitcoin network. The slowing or stopping of the development or acceptance of the bitcoin network may adversely affect an investment in the Fund.
•New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of the Fund.
•If one or a coordinated group of miners were to gain control of more than 50% of the bitcoin network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin.
•There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant portion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Substantial bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures.
•Although the Fund’s investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, bitcoin and bitcoin trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, to the extent Bitcoin Futures are tracking the spot bitcoin markets, the Fund’s investments in Bitcoin Futures could be adversely affected by fraud, failure or security breaches in spot bitcoin markets.
•The market price of bitcoin has been subject to extreme fluctuations. Additionally, the value of bitcoin has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis. If bitcoin markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of bitcoin and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
•The open-source nature of the bitcoin network can result in changes to the underlying code of bitcoin, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “airdrop.” A fork or an airdrop could result in significant and unexpected changes in the value of bitcoin on spot markets, which could adversely affect Bitcoin Futures, and the Fund.
Ether Futures Risks. Ether Futures expose the Fund and the Underlying ETFs to the following risks:
•Ether and Ether Futures are relatively new assets and ether and the Ethereum network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Ether Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Ether Futures or achieve its investment objective.
•Historically, ether and Ether Futures have been subject to significant price volatility. The price of Ether Futures may differ significantly from the spot price of ether and changes in the price of Ether Futures may happen rapidly and without notice.
•The market for Ether Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Ether Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.
•An exchange or market may close early, close late or issue trading halts on Ether Futures contracts. As a result, the ability to trade Ether Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Ether Futures contracts at all, and/or cause significant deviations in the performance of Ether Futures contracts from spot ether. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
•Increased demand for Ether Futures may cause Ether Futures to become more expensive to acquire and may cause the value of Ether Futures to diverge more significantly from the value of the reference rate. Ether Futures are valued based on the CME CF Ether Reference Rate, which is a rate determined by the CME and designed to provide an indicative price for spot ether across a specific set of cash digital asset trading venues. If demand for ether rises, this could affect the reference rate and the value of Ether Futures.
•In some cases, the near month Ether Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Ether Futures suffer a prolonged period of contango, and absent the impact of rising or falling ether prices, the Fund’s NAV and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.
•Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Ether Futures in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling Ether Futures, the Fund will incur transaction expenses.
•Market conditions and expectations, position limits, accountability limits, availability of counterparties and other factors may limit the Fund’s ability to invest the proceeds of creation baskets in Ether Futures and may cause the Fund to fail to maintain its target ether exposure or may impair the Fund’s ability to meet its investment objective.
•When an Ether Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy an Ether Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Ether Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Ether Futures contracts may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of an Ether Futures contract and the value of its underlying reference asset and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.

Ether and the Ethereum Network Risks. The Fund and the Underlying ETFs may be subject to the following risks as a result of its investments in Ether Futures:
•Ether and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.
•Digital assets such as ether were introduced relatively recently, and the medium-to-long term value of ether is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.
•The value of ether depends on the development and acceptance of the Ethereum network. The slowing or stopping of the development or acceptance of the Ethereum network may adversely affect an investment in the Fund.
•Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack on the Ethereum Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the Ethereum network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain ether. Any such attacks could alter the blockchain and adversely affect the value of ether, which would adversely affect the Fund’s investments in Ether Futures.
•New competing digital assets may pose a challenge to ether’s current market position, resulting in a reduction in demand for ether, which could have a negative impact on the price of ether and Ether Futures, and thus a negative impact on the performance of the Fund.
•If one or a coordinated group of validators were to gain control of two-thirds of staked ether, they could have the ability to manipulate transactions and fraudulently obtain ether. If such a validator or coordinated group of validators were to gain control of one-third of staked ether, they could have the ability to halt payments.
•There is no registry showing which individuals or entities own ether or the quantity of ether owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether from selling their ether. Substantial ether sales may adversely affect the price of ether and Ether Futures.
•The market price of ether has been subject to extreme fluctuations. Additionally, the value of ether has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis If ether markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of ether and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
•Although the Fund’s investments will be in Ether Futures contracts traded on regulated futures exchanges, ether and digital asset trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Ether Futures contracts traded on regulated futures exchanges, to the extent Ether Futures are tracking the spot ether markets, the Fund’s investments in Ether Futures could be adversely affected by fraud, failure or security breaches in spot ether markets.
•The open-source nature of the Ethereum network can result in changes to the underlying code of ether, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “air drop.” A fork or an air drop could result in significant and unexpected changes in the value of ether on spot markets, which could adversely affect Ether Futures, and the Fund.
Blockchain Industry and Digital Economy Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. Companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Companies in the blockchain industry and digital economy may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Additionally, companies in the blockchain industry and digital economy may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Liquidity Risk. Liquidity risk is the risk that the Fund or the Underlying ETFs might not be able to sell an investment without significantly changing the value of the investment on the Fund’s or the Underlying ETFs’ books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund or the Underlying ETFs to buy or sell an investment, including in Bitcoin Futures or Ether Futures, at a desired price. The market for Bitcoin Futures and Ether Futures is still developing and may experience periods of significant illiquidity. The demand for Bitcoin Futures and Ether Futures and the large size of the positions which the Fund or the Underlying ETF may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund or Underlying ETF performance. Developments in the market for spot bitcoin or spot ether could also affect the Fund’s or the Underlying ETF’s ability to transact in Bitcoin Futures and Ether Futures, including rolling positions. The Fund or the Underlying cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund or the Underlying ETF could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s shares could be adversely affected.
Investment Capacity Risk. The Fund and the Underlying ETFs invest in specific types of instruments, Bitcoin Futures and Ether Futures. If the Fund or an Underlying ETF cannot obtain its desired type or amount of Bitcoin Futures or Ether Futures for any reason, including limited liquidity in the Bitcoin Futures or Ether Futures market, additional demand for Bitcoin Futures or Ether Futures, a disruption to the Bitcoin Futures or Ether Futures market, or changes in margin requirements or position limits imposed by the Fund’s or Underlying ETFs’ futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund or the Underlying ETFs may not be able to achieve their respective investment objectives and may experience significant losses. Any disruption in the Fund’s or the Underlying ETFs’ ability to obtain exposure to Bitcoin Futures and Ether Futures contracts will cause the Fund’s or the Underlying ETFs’ performance to deviate from the performance of bitcoin and Bitcoin Futures and ether and Ether Futures.
Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Underlying ETFs. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETFs is insufficient or there are delays in the Underlying ETFs’ ability to access such collateral, the value of an investment in the Underlying ETFs may decline.
The counterparty to a listed futures contract, such as Bitcoin Futures or Ether Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of an Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin or ether.
Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns (through investment in the Underlying ETFs) and may lead to significant losses if investments are not successful.
Non-Diversified Risk. The Fund and each Underlying ETF is classified as a “non-diversified” fund under the Investment Company Act. This means that the Fund’s and each Underlying ETF’s assets will be invested in a small number of issuers, or have its assets exposed to a smaller number of counterparties, than a diversified fund. A non-diversified fund may be more volatile than a diversified fund because the gains or losses on a single investment may have a greater impact on the Fund’s NAV and therefore the Fund’s market price as compared to a diversified fund.
Management Risk. The Fund and the Underlying ETFs are actively managed and its performance is based on the judgments and investment decisions that the Sub-Adviser makes for the Underlying ETFs The judgments and decisions made by the portfolio manager or the Sub-Adviser may not implement the strategy correctly, which may cause the Underlying ETF to underperform as compared to investments of similar risk.

Quantitative Investment Selection Risk. Data for some market investors’ holdings or sentiments may be less available and/or less current than data used by other investment advisory firms. The Sub-Adviser and ARK use quantitative analyses, and their processes could be adversely affected if erroneous or outdated data is utilized. Moreover, the data utilized to evaluate investor sentiment will reflect data that is collected by regulators and other third-parties. This data may be incomplete or incorrect and therefore could be inaccurate in whole or in part. If the data is incomplete or incorrect, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been more comprehensive. In addition, investments selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Derivatives Risk. The Fund obtains exposure to derivatives (in the form of Bitcoin Futures and Ether Futures) primarily through its holding of the Underlying ETFs, which presents risks different than investing directly in traditional securities. Derivatives risk will apply to the extent of the Fund’s holdings in the Underlying ETFs. Using derivatives can lead to losses because of movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying ETFs (and therefore the Fund) to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures and Ether Futures require the Underlying ETFs to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Underlying ETFs may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Underlying ETFs’ (and therefore the Fund’s) ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of an Underlying ETF’s taxable income or gains. Other risks arise from Underlying ETF’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for an Underlying ETF’s derivative positions at times when the Underlying ETF might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Underlying ETFs’ ability to use certain derivatives and their cost.
Bond and Fixed Income Risks. The Fund’s and the Underlying ETFs’ investments in fixed income securities are subject to one or more of the following risks:
•Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
•Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.
•U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses the Fund or the Underlying ETF.
•Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Underlying ETFs’ investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.
Tax Risk. The Fund and the Underlying ETFs intend to continue to qualify as a registered investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended. In order to qualify as a registered investment company, at least 90% of the Fund’s or respective Underlying ETF’s gross income must be “qualifying income”, derived from specific types of assets. In addition, the Fund and the Underlying ETFs must each meet quarterly asset diversification tests and annual distribution requirements. The Fund’s and the Underlying ETFs’ investment activities will be limited by the Fund’s and Underlying ETF’s intention to qualify for such treatment. The Fund or the Underlying ETFs may make investments even if the treatment of those investments is unclear. If the Fund or an Underlying ETF fails to qualify for Subchapter M treatment in any year, it would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level, which would reduce the Fund’s or an Underlying ETF’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a registered investment company, the Fund or Underlying ETF could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information (“SAI”) for more information.
The Underlying ETFs invests in Bitcoin Futures or Ether Futures, as applicable, indirectly through a wholly-owned subsidiary because income and gains from such investments if made by an Underlying ETF directly would not be treated as qualifying income for purposes of the Underlying ETF qualifying as a regulated investment company for U.S. federal income tax purposes. Under Treasury regulations, income derived from a subsidiary will be considered qualifying income if there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or if the income inclusion is derived with respect to the Underlying ETF’s business of investing in stocks and securities. The Underlying ETFs expect that income and gains derived from a subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income and gains would be considered qualifying income or otherwise prevent an Underlying ETF or its respective subsidiary or both from operating as intended and cause an Underlying ETF to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns. Please see the section entitled “Risks Associated with Bitcoin Futures - Federal Income Tax Treatment of Investments in the Cayman Subsidiary” and the section entitled Taxation” in the SAI for more information.
The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the U.S. Treasury Department, including the Internal Revenue Service. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.

•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size) .
Investment in Other Investment Companies Risk. The Fund’s investment in another investment company, including a money market fund, may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of the Fund to differ substantially from the returns of an account that held a corresponding amount of bitcoin or ether directly. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Cash Creation Unit Risk. To the extent the Fund effects its creations and redemptions for cash, rather than in-kind securities, the Fund’s shares may trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.
Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser and the Sub-Adviser are each registered as a CPO, and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s and Sub-Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.
IPO Risk. The Fund may invest in companies that have recently completed an initial public offering (“IPO”). These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO prior to the Fund’s purchase. The price of stocks selected may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs may share similar illiquidity risks of private equity and venture capital.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. As a result, a company’s share price may be affected by poorly executed trades, even if the underlying business of the company is unchanged. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small- and mid-capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.

Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of the Fund’s Bitcoin Futures and Ether Futures may be determined by reference, in whole or in part, to the spot bitcoin or spot ether markets. These circumstances may be more likely to occur with respect to Bitcoin Futures and Ether Futures than with respect to futures on more traditional assets. In addition, the Bitcoin Futures and Ether Futures held by the Fund and bitcoin and ether may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance, as well as a blended reference rate for spot bitcoin and spot ethereum. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at https://21shares-funds.com/.
Calendar Year Total Return
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 42.22% (quarter ended March 31, 2024) and the Fund’s lowest return for a calendar quarter was -10.42% (quarter ended June 30, 2024).

Average Annual Total Returns (for periods ended December 31, 2024)	1 Year	Since Inception (11/14/2023)
Return Before Taxes	62.17%	99.10%
Return After Taxes on Distributions	53.72%	89.88%
Return After Taxes on Distributions and Sale of Shares	36.19%	71.73%
Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)[1]	24.06%	28.31%
50% CME CF Bitcoin Reference Rate - New York Variant/50% Ethereum USD New York Variant	80.72%	96.03%
1Index assumes withholding taxes on dividends.
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

The Solactive GBS U.S. 1000 Index intends to track the performance of the largest 1000 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization.
INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers
Investment Sub-Adviser:	21Shares US LLC
Investment Sub-Subadviser	ARK Investment Management LLC
PORTFOLIO MANAGERS
Andres Valencia, Vice President of ETP and Trading Operations at the Sub-Adviser, and Jad Haj Ali, Senior Associate Portfolio Manager at the Sub-Adviser, are the portfolio managers and the individuals primarily responsible for the day-to-day management of the Fund. Mr. Valencia has served as a portfolio manager since the Fund’s inception (November 2023), and Mr. Ali has served as a portfolio manager of the Fund since November 2024.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
How are the Funds Different From Mutual Funds?
Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the business day. Shares of the Funds, by contrast, cannot be purchased from or redeemed with the Fund except by or through APs (typically, broker-dealers), and then generally for an in-kind basket of securities or cash baskets. In addition, each Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, called “Creation Units.”
Exchange Listing. Unlike mutual fund shares, Shares of each Fund are listed for trading on the Exchange. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of a Fund’s portfolio holdings. The market price of Shares may differ from the NAV of a Fund. The difference between market price of Shares and the NAV of a Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.
Transparency. Each Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
Premium/Discount Information. Information about the premiums and discounts at which the Funds’ Shares have traded is available at https://21shares-funds.com/.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
Each Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders.
Under normal conditions, the ARK 21Shares Blockchain and Digital Economy Innovation ETF seeks to invest 80% of its net assets in investments that provide exposure to the blockchain and in securities issued by companies principally engaged in the blockchain industry and/or digital economy. The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. The Fund will give shareholders 60 days’ notice before implementing a change in the Fund’s 80% policy. Equity securities for purposes of this Fund means common stock and other instruments that have similar equity characteristics as common stocks.
More Information Regarding the Investment Strategies of the Underlying ETFs
Each of the ARK 21Shares Bitcoin Ethereum Strategy ETF, the ARK 21Shares On-Chain Bitcoin Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF may invest in the Active Bitcoin Futures Strategy ETF. Each of the ARK 21Shares Bitcoin Ethereum Strategy ETF and the ARK 21Shares Blockchain and Digital Economy Innovation ETF may invest in the Active Ethereum Futures Strategy ETF.
The Underlying ETFs seek to invest in Bitcoin Futures and/or Ether Futures that the Sub-Adviser believes have the most attractive combination of cost, liquidity, and other relevant factors, in order to optimize roll yield. In order to maintain its positions in Bitcoin Futures and/or Ether Futures the Sub-Adviser will sell Bitcoin Futures and/or Ether Futures as they near expiration and buy new Bitcoin Futures and/or Ether Futures with a later expiration date. This is called “rolling.” Rolling Bitcoin Futures and/or Ether Futures means that the Sub-Adviser will incur expenses associated with selling and buying positions. Additionally, the Underlying ETFs may seek to invest in “front month” bitcoin futures contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Underlying ETFs will roll to the next “nearby” Bitcoin Futures and/or Ether Futures. The “nearby” contracts are those contracts with the next closest expiration date. Rather than roll the futures contracts on a predefined schedule, the Underlying ETFs will roll to another futures contract at the time that the Underlying ETFs believe will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results.
The Underlying ETFs expect to gain exposure to Bitcoin Futures and/or Ether Futures by investing in a wholly-owned subsidiary of each Underlying ETF, organized under the laws of the Cayman Islands and for which the Adviser serves as investment adviser, the Sub-Adviser serves as sub-adviser, and ARK serves as sub-subadviser. Investing more than 25% of an Underlying ETF’s assets in the subsidiary could have adverse tax consequences Underlying ETF, and therefore the Fund. See the section entitled “Taxation” in the SAI for more information. There can be no assurance that the Fund or an Underlying ETF will be able to achieve or maintain its target bitcoin and/or ether exposure. References to investments by the Underlying ETFs should be read to mean investments by an ETF subsidiary or Underlying ETF.
The Bitcoin Futures and/or Ether Futures in which an Underlying ETF invests generally have monthly or quarterly contract periods. Under normal conditions, the Underlying ETFs will hold its Bitcoin Futures and/or Ether Futures, as applicable, during periods when the value of bitcoin may be rising, falling or flat. In order to maintain its positions in Bitcoin Futures and/or Ether Futures, the Underlying ETFs will roll their respective Bitcoin Futures and/or Ether Futures, which means that the Underlying ETFs will incur expenses associated with selling and buying these positions.
In addition, the Underlying ETFs’ investments in Bitcoin Futures and/or Ether Futures will be subject to “contango” and “backwardation.” Contango occurs when a futures contract with a longer term to expiration is priced higher than a contract with a shorter term to expiration. This means that it costs more to replace a futures contract as the remaining term of the contract gets shorter. When rolling Bitcoin Futures and/or Ether Futures contracts in contango, an Underlying ETF is selling a contract at a lower price and buying a new, longer contract at a relatively higher price. Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures and/or Ether Futures in backwardation, the Underlying ETF is selling a shorter-term contract at a higher price and buying a longer term contract at a lower price. Whenever an Underlying ETF is buying or selling Bitcoin Futures and/or Ether Futures, the Underlying ETF will incur transaction expenses.
The Underlying ETF’s Remaining Investments. Each Underlying ETF will generally invest its remaining assets in any one or more of the following types of short-term cash instruments to provide liquidity, serve as margin, or collateralize an Underlying ETF’s investments in Bitcoin Futures and/or Ether Futures:
•U.S. Treasury securities;
•Money market instruments; and
•Repurchase agreements
Each Underlying ETFs may also engage in reverse repurchase agreements or similar transactions for leveraging purposes.
Each Underlying ETF is classified as a non-diversified fund, which means that each Underlying ETF may invest a greater percentage of its assets in investments backed by a particular issuer, or in the case of Bitcoin Futures and/or Ether Futures, in contracts with a single counterparty or a few counterparties.
The Active Bitcoin Futures Strategy ETF invests more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures. The Active Ethereum Futures Strategy ETF invests more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures or ether and/or Ether Futures, respectively.
Unless expressly noted otherwise, references to the “Fund” in this section refer to each Fund as noted and Underlying ETFs. All references to the “Fund” should be read to include the Underlying ETFs, as applicable.
Neither the Funds nor the Underlying ETFs invest directly in bitcoin or ether.
Bitcoin and the Bitcoin Network
Bitcoin is a digital asset that can be transferred among participants on the “bitcoin network” on a peer-to-peer basis via the Internet. Unlike other means of electronic payments, bitcoin can be transferred without the use of a central administrator or clearing agency. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger (also referred to as the “Bitcoin Blockchain”), the term “decentralized” is often used in descriptions of bitcoin.
Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the bitcoin network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the bitcoin network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain and related software. Anyone can be a user, developer, or miner. The bitcoin network is accessed through software, and software governs bitcoin’s creation, movement, and ownership. The source code for the bitcoin network and related software protocol is open-source, and anyone can contribute to its development. The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.
Records reflecting bitcoin ownership and bitcoin transactions are reflected on the Bitcoin Blockchain. Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the bitcoin network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual bitcoin network full node (i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software). Each bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the bitcoin network will recognize.

Bitcoin Futures
Futures contracts are agreements between two parties that are executed on a designated contract market (“DCM”), that is, a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), that is, a clearing house. Bitcoin Futures are cash-settled, which means that one party agrees to buy a fixed quantity of bitcoin from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of bitcoin at the later date, settlement occurs using cash. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by cash settlement at the end of the option period or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
If the price of bitcoin increases after the original Bitcoin Futures contract is entered into, the buyer of the Bitcoin Futures contract will generally be able to sell a Bitcoin Futures contract to close out its original long position at a price higher than that at which the original contract was purchased, generally resulting in a profit to the buyer. Conversely, the seller of a Bitcoin Futures contract will generally profit if the price of bitcoin decreases, as it will generally be able to buy a Bitcoin Futures contract to close out its original short position at a price lower than that at which the original contract was sold.
Futures contracts are typically traded on futures exchanges (i.e., DCMs) such as the CME, which provide centralized market facilities in which multiple persons may trade contracts. Members of a particular futures exchange and the trades executed on such exchange are subject to the rules of that exchange. Futures exchanges and their related clearing organizations (i.e., DCOs) are given reasonable latitude in promulgating rules and regulations to control and regulate their members. Trades on a futures exchange are generally cleared by the DCO, which provides services designed to mutualize or transfer the credit risk arising from the trading of contracts on an exchange. The clearing organization effectively becomes the other party to the trade, and each clearing member party to the trade looks only to the clearing organization for performance.
Bitcoin Futures are relatively new. The contracts trading on the CME are based on the BRR and CME CF Bitcoin Real-Time Index (“BRTI”), a once-a-day benchmark index price for bitcoin that aggregates trade data from multiple bitcoin-USD markets operated by major crypto asset platforms that conform to the CME CF Constituent Exchange Criteria. The contracts are cash settled with each CME standard Bitcoin Futures contract representing five bitcoin and each micro Bitcoin Futures contract representing 1/10th of a bitcoin. The BRR and BRTI are, respectively, a standardized reference rate and spot price index based on the price of bitcoin on several bitcoin trading venues, including Bitstamp, Coinbase, Gemini, itBit and Kraken. BRR is a daily reference rate of the U.S. dollar price of one bitcoin as of 4 p.m. London time that has been published since November 2016. CME Futures began trading on the CME Globex trading platform on December 15, 2017 under the ticker symbol “BTC” and are cash settled in U.S. dollars.
Ether, the Ethereum Network and the Ethereum Protocol
Ether is a digital asset that can be transferred among participants on the “Ethereum network” on a peer-to-peer basis via the Internet. Ether is based on the decentralized, open-source protocol of a peer-to-peer electronic network. The Ethereum network is governed by a set of rules that are commonly referred to as the “Ethereum protocol.” Ether may be held as an investment, may be used to purchase goods and services, stored for future use, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the Ethereum network. Ether is not issued by governments, banks or any other centralized authority. The infrastructure of the Ethereum network is collectively maintained on a distributed basis by the network’s participants, consisting of “validators”, who run special software to validate and record transactions, developers, who maintain and contribute updates to the Ethereum network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Ethereum Blockchain and related software. Validators are compensated in ether, as determined by the Ethereum protocol Anyone can be a user, developer, or validator. The Ethereum network is accessed through software, and software governs ether’s creation, movement, and ownership. The source code for the Ethereum network and related software protocol is open-source, and anyone can contribute to its development. The value of ether is in part determined by the supply of, and demand for, ether in the global markets for the trading of ether, market expectations for the adoption of ether as a decentralized store of value, the number of merchants and/or institutions that accept ether as a form of payment, and the volume of peer-to-peer transactions, among other factors.
Ether is maintained on a digital transaction ledger commonly known as a “blockchain.” Records reflecting ether ownership and ether transactions are reflected on the Ethereum Blockchain. New ether is created through “staking” of ether by validators. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain. The Ethereum network provides the ability to execute peer-to-peer transactions to realize, via smart contracts, automatic, conditional transfer of value and information, including money, voting rights, and property. Copies of the Ethereum Blockchain are stored in a decentralized manner on the computers of certain users of the digital asset. Each ether is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that ether in a transfer that the Ethereum network will recognize. The Ethereum Blockchain allows for the creation of decentralized applications that are supported by a transaction protocol referred to as “smart contracts,” which includes the cryptographic operations that verify and secure ether transactions. A smart contract operates by a pre-defined set of rules (i.e., “if/then statements”) that allows it to automatically execute code on the Ethereum network. Actions taken by the pre-defined set of rules are not necessarily contractual in nature but are intended to eliminate the need for a third party to execute code on behalf of users, making the system decentralized and allowing decentralized application developers to create a wide range of applications.
In 2014, the Ethereum Foundation - a Swiss non-profit organization - conducted an initial coin offering (“ICO”) for ether, raising $18.3 million. Based on its most recent disclosure, as of October 31, 2024, the Ethereum Foundation had $970.2 million in assets, including $788.7 million in crypto asset holdings, of which 99.45% was in ether. The Ethereum Foundation stated that this represented 0.26% of total ether supply. The Ethereum Foundation is dedicated to the development of the Ethereum Blockchain, and supports its growth by funding developers, projects, and teams that it believes will help the Ethereum Blockchain and its surrounding ecosystem thrive.
The Ethereum protocol is open source and anyone can review the underlying code and suggest changes. Because there is no central authority, proposed updates to the Ethereum protocol may not automatically be adopted by other participants. The modified source code will only be effective for those users and validators who choose to download it. A modification to the source code becomes part of the Ethereum network only if it is accepted by validators that collectively represent a two-thirds of the cumulative validations on the Ethereum Blockchain.
In order to facilitate transactions and execute smart contracts, a fee called “gas” is charged. Gas price is often a small fraction of ether, which is denoted in the unit of Gwei (10^9 Gwei = 1 ether). Gas incentivizes validators to process and verify transactions and incentivizes new validators to stake ether. Gas fees are a product of Ethereum network demand relative to the Ethereum network’s capacity.
Ether Futures
Futures contracts are agreements between two parties that are executed on a DCM, that is, a commodity futures exchange, and that are cleared and margined through a DCO, that is, a clearing house. Ether Futures are cash-settled, which means that one party agrees to buy a fixed quantity of ether from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of ether at the later date, settlement occurs using cash. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by cash settlement at the end of the option period or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
If the price of ether increases after the original Ether Futures contract is entered into, the buyer of the Ether Futures contract will generally be able to sell an Ether Futures contract to close out its original long position at a price higher than that at which the original contract was purchased, generally resulting in a profit to the buyer. Conversely, the seller of an Ether Futures contract will generally profit if the price of ether decreases, as it will generally be able to buy an Ether Futures contract to close out its original short position at a price lower than that at which the original contract was sold.
Futures contracts are typically traded on futures exchanges (i.e., DCMs) such as the CME, which provide centralized market facilities in which multiple persons may trade contracts. Members of a particular futures exchange and the trades executed on such exchange are subject to the rules of that exchange. Futures exchanges and their related clearing organizations (i.e., DCOs) are given reasonable latitude in promulgating rules and regulations to control and regulate their members. Trades on a futures exchange are generally cleared by the DCO, which provides services designed to mutualize or transfer the credit risk arising from the trading of contracts on an exchange. The clearing organization effectively becomes the other party to the trade, and each clearing member party to the trade looks only to the clearing organization for performance.
Ether Futures are relatively new. The contracts trading on the CME are based on the CME CF Ether Reference Rate, which is a volume-weighted composite of U.S. dollar ether trading activity on the constituent exchanges. Ether Futures began trading on the CME Globex trading platform on February 8, 2021 under the ticker symbol “ETH” and are cash settled in U.S. dollars.
Investment Process (All Funds):
EA Advisers serves as investment adviser, 21Shares serves as sub-adviser and ARK serves as sub-subadviser to each Fund. The Sub-Adviser has discretionary responsibility to select each Fund’s investments in accordance with each Fund’s investment objectives, policies and restrictions, subject to the overall supervision and oversight of the Adviser and the Board. The sub-provides each Fund’s trades to the Adviser and, in turn, the Adviser is responsible for selecting brokers and placing each Fund’s trades.

All Funds (except ARK 21Shares Digital Asset and Blockchain Strategy ETF):
ARK, as sub-subadviser, provides non-discretionary advice to the Sub-Adviser related to the spot bitcoin market, spot ether market, and equity markets. The Sub-Adviser may, in its sole discretion, consider the advice provided by ARK when selecting securities for a Fund to the extent the Sub-Adviser deems necessary. The Sub-Adviser and ARK may use quantitative analyses with respect to the Funds. The Sub-Adviser evaluates investor sentiment, market conditions, risks, and other factors using third-party data and internally-generated analyses when making investment decisions.
Investment Process (ARK 21Shares Digital Asset and Blockchain Strategy ETF):
The Sub-Adviser is responsible for the final selection of individual securities and their weights for the Fund and utilizes information regarding the spot bitcoin and spot ether markets and a proprietary equity scoring system (the “Scoring System”) developed by ARK. The Scoring System uses both “top down” (i.e., thematic research to identify the prime beneficiaries of current trends) and “bottom up” (i.e., valuation, fundamental, and quantitative measures) approaches.
Temporary Defensive Positions. From time to time, each Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In those instances, a Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; money market mutual funds; investment grade fixed income securities; repurchase agreements; commercial paper; cash equivalents; and exchange-traded investment vehicles that principally invest in the foregoing instruments. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.
If a Fund or an Underlying ETF is unable to obtain its target bitcoin exposure (with respect to the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active On-Chain Bitcoin Strategy ETF, the ARK 21Shares Active Bitcoin Futures Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF) and/or ether exposure (with respect to the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF) for reasons beyond its control, such as because a Fund or Underlying ETF is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, the Sub-Adviser may determine that it is in a Fund’s best interest to invest in U.S. listed equity securities of companies that the Sub-Adviser believes provide returns that generally correspond, or are closely related, to the performance of bitcoin or Bitcoin Futures and ether or Ether Futures (e.g., U.S. listed companies engaged in digital asset mining or offering digital asset trading platforms) or in U.S. or foreign listed exchange-traded products issued by the Sub-Adviser or its affiliates that provide exposure to bitcoin or Bitcoin Futures and ether or Ether Futures (collectively, “bitcoin-related investments” and “ether-related investments” respectively).
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT RISKS
The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above.
Unless expressly noted otherwise, references to the “Fund” in this section refer to each Fund and Underlying ETFs. All references to the “Fund” should be read to include the Underlying ETFs, as applicable.
Asset Risk. Each Fund seeks to maintain managed exposure to bitcoin and/or ether through its investment in Bitcoin Futures and/or Ether Futures, respectively, but the Funds do not invest in bitcoin and/or ether directly. The price of Bitcoin Futures and Ether Futures may vary from the current value or current price of bitcoin and ether in cash markets, respectively, which is called the “spot” price. Each Fund’s performance will diverge from the performance of bitcoin and ether in the spot markets, or from the performance of Bitcoin Futures and/or Ether Futures. Each Fund’s exposure to Bitcoin Futures and/or Ether Futures will be effected through wholly-owned subsidiaries, and references to a Fund below includes the subsidiaries.
Bitcoin and Bitcoin Network Risks. (All Funds Except ARK 21Shares Active Ethereum Futures Strategy ETF) The Fund is subject to the risks and hazards of the bitcoin market because it invests in Bitcoin Futures. The risks and hazards that are inherent in the bitcoin market may cause the price of bitcoin, Bitcoin Futures and the Fund’s Shares to fluctuate widely and you could incur a partial or total loss of your investment in the Fund.
Bitcoin Scaling Risk. The bitcoin network faces significant scaling challenges. Currently, the bitcoin network can process, on average, five to seven transactions per second. For several years, participants in the bitcoin ecosystem debated potential approaches to increasing the average number of transactions per second that the bitcoin network could handle. As of August 2017, the bitcoin network was upgraded with a technical feature known as “segregated witness.” Segregated witness was intended to increase the transactions per second that can be handled on-chain, although to-date it has not made a meaningful difference in the number of transactions per second. More importantly, segregated witness also enables so-called second layer solutions, such as “Layer 2” networks, including the Lightning Network or payment channels, that could potentially allow greater transaction throughput. Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Bitcoin Blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the bitcoin ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the bitcoin ecosystem, which could negatively impact the price of bitcoin. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Bitcoin Blockchain itself, which could negatively impact the price of bitcoin. Additionally, changes in consumer demographics and public tastes and preferences, including the possibility that market participants may come to prefer other digital assets to bitcoin for a variety of reasons, including that such other digital assets may have features (like different consensus mechanisms) or uses (like the ability to facilitate smart contracts) that bitcoin lacks. If these or other developments negatively impact the price of bitcoin, this would negatively impact the value of the Bitcoin Futures contracts held by the Fund.
An increasing number of wallets and digital asset intermediaries, such as digital asset trading venues, have begun supporting segregated witness and the Lightning Network, or similar technology. However, the Lightning Network does not yet have material adoption. Additionally, the Lightning Network has not yet seen significant use, and there are open questions about Lightning Network services, such as its cost and who will serve as intermediaries.
As the use of digital asset networks increases without a corresponding increase in throughput of the networks, average fees and settlement times can increase significantly. Bitcoin’s network has been, at times, at capacity, which has led to increased transaction fees. Increased fees and decreased settlement speeds could preclude certain use cases for bitcoin (e.g., micropayments), and could reduce demand for and the price of bitcoin, which could adversely impact the Fund’s investments in Bitcoin Futures.
There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of transactions in bitcoin will be effective, or how long these mechanisms will take to become effective, which could adversely impact the Fund’s investments in Bitcoin Futures.
Miner Collusion Risk. Miners, functioning in their transaction confirmation capacity, collect fees for each transaction they confirm. Miners validate unconfirmed transactions by adding the previously unconfirmed transactions to new blocks in the blockchain. There is no mechanism through which miners are forced to confirm specific transactions, but they are economically incentivized to confirm valid transactions as a means of collecting fees. Miners have historically accepted relatively low transaction confirmation fees. If miners collude to reject low transaction fees, then bitcoin users could be forced to pay higher fees, thus reducing the attractiveness of the bitcoin network. Mining occurs globally, and it may be difficult for authorities to apply antitrust regulations across multiple jurisdictions. Any anti-competitive collusion among miners may adversely impact the attractiveness of the bitcoin network and may adversely impact the Fund’s investments in Bitcoin Futures.
Competition from Other Digital Assets Risk. Central banks have introduced digital forms of legal tender, known as central bank digital currencies (“CBDCs”). China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as a form of legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other digital assets as a medium of exchange or store of value. Such competing digital assets may adversely affect the value of bitcoin and the Fund’s investments in Bitcoin Futures. Promoters of other digital assets claim that those digital assets have solved certain of the purported drawbacks of the bitcoin network. For example, certain competing digital assets may allow for faster settlement times, reduce mining fees, or reduce the amount of electricity necessary for mining. If these digital assets are successful, such success could reduce demand for bitcoin and adversely affect the value of bitcoin and the Fund’s investments in Bitcoin Futures.
Open-Source Risk. The bitcoin network operates based on open-source protocol maintained by a group of core developers. As the bitcoin network protocol is not sold and its use does not generate revenue for development teams, core developers may not be directly compensated for maintaining and updating the bitcoin network protocol. Consequently, developers may lack a financial incentive to maintain or develop the network, and the core developers may lack the resources to adequately address emerging issues with the network. There can be no guarantee that developer support will continue or be sufficient in the future. Additionally, some development and developers are funded by companies whose interests may be at odds with other participants in the network or with investors’ interests. To the extent that material issues arise with the bitcoin network protocol and the core developers and open-source contributors are unable or unwilling to address the issues adequately or in a timely manner, the bitcoin network and the Fund’s investments in Bitcoin Futures may be adversely affected.
Bitcoin Corporate Governance Risk. Governance of decentralized networks, such as the bitcoin network, is by voluntary consensus and open competition. Bitcoin has no central decision-making body or clear manner in which participants can come to an agreement other than through overwhelming consensus. The lack of clarity on governance may adversely affect bitcoin’s utility and ability to grow and face challenges, both of which may require solutions and a directed effort to overcome problems, especially long-term problems. Seemingly simple technical issues have divided the bitcoin community: such as, whether to increase the block size of the blockchain or to implement other change to increase the scalability of bitcoin. Because the resolution of scaling issues has taken several years, some have referred to it as a “governance crisis” for decentralized assets. To the extent lack of clarity in corporate governance of bitcoin leads to ineffective decision-making that slows development and growth, the Fund’s investments in Bitcoin Futures may be adversely affected.
Insufficient Mining Reward Risk. Miners generate revenue from both newly created bitcoin, known as the “block reward,” and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. If the award of new units of bitcoin for solving blocks declines and/or the difficulty of solving blocks increases, and transaction fees voluntarily paid by participants are not sufficiently high, miners may not have an adequate incentive to continue mining and may cease their mining operations. The current fixed reward for solving a new block on the bitcoin network is 3.125 bitcoin per block, which decreased from 6.25 bitcoin in April 2024. It is estimated that it will halve again sometime in 2028. This reduction may result in a reduction in the aggregate hash rate of the bitcoin network as the incentive for miners decreases. Miners ceasing operations would reduce the collective processing power on the bitcoin network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the next scheduled adjustment in difficulty for block solutions) and make the bitcoin network more vulnerable to malicious actors or botnets (i.e., volunteers or a hacked collection of computers controlled by networked software coordinating the actions of the computers) obtaining sufficient control to alter the blockchain and hinder transactions. Any reduction in confidence in the confirmation process or processing power of the bitcoin network may adversely affect the Fund’s investments in Bitcoin Futures. The IRS has taken the position that mining rewards are taxable generally upon receipt.
Excluded Transactions Risk. To the extent that any miners solve blocks that exclude some or all transactions that have been transmitted to the bitcoin network, such transactions will not be recorded on the blockchain until another miner solves a block that incorporates those transactions. Some in the bitcoin community have suspected that certain technologies enhance speed and reduce electricity use of mining while reducing the number of transactions that are included in mined blocks on the bitcoin network. To the extent that more blocks are mined without transactions, transactions will settle more slowly and fees will increase. This could result in a loss of confidence in the bitcoin network, which could adversely impact an investment in the Fund.
Blockchain “Fork” Risk. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” In August 2017, bitcoin “forked” into bitcoin and a new digital asset, bitcoin cash, as a result of a years-long dispute over how to increase the rate of transactions that the bitcoin network can process. Since then, bitcoin has been forked numerous times to launch new digital assets, including bitcoin gold, bitcoin silver and bitcoin diamond. Additional hard forks of the Bitcoin Blockchain could impact demand for bitcoin or other digital assets and could adversely impact the Fund’s investments in Bitcoin Futures.
In addition, a hard fork can introduce new security risks. For example, when Ethereum and Ethereum Classic split in July 2016, replay attacks, in which transactions from one network were rebroadcast to nefarious effect on the other network, plagued trading venues for several months. A digital asset trading venue announced in July 2016 that it had lost 40,000 ether from the Ethereum Classic network, which was worth about $100,000 at that time, as a result of replay attacks. Another possible result of a hard fork is an inherent decrease in the level of security. After a hard fork, it may become easier for an individual miner or mining pool’s hashing power to exceed 50% of the processing power of the bitcoin network, thereby making the network more susceptible to attack.
A fork could also be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Such a fork could adversely affect bitcoin’s viability. However, it is possible that a substantial number of users and miners could adopt an incompatible version of bitcoin while resisting community-led efforts to merge the two chains. This would result in a permanent fork, as in the case of Ethereum and Ethereum Classic, as detailed above.
A fork in the bitcoin network could adversely affect the Fund’s investments in Bitcoin Futures and therefore an investment in the Fund.
Bitcoin “Air Drop” Risk. A substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may also result in significant and unexpected declines in the value of bitcoin, Bitcoin Futures, and, accordingly, the Fund.
“51% Attack” and Bitcoin “Whales” Risks. The bitcoin network is vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the “hash” rate (i.e., the amount of computing and process power being contributed to the network through mining), a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain, including interrupting the recording of new blocks by preventing other miners from completing blocks. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of bitcoin.

Bitcoin Cybersecurity Risk. If the source code or cryptography underlying bitcoin proves to be flawed or ineffective, malicious actors may be able to steal bitcoin held by others, which could negatively impact the demand for bitcoin and adversely impact the price of bitcoin. In the past, flaws in the source code for bitcoin have been discovered, including those that resulted in the loss of users’ bitcoin. Several errors and defects have been publicly found and corrected, including those that disabled some functionality for users and exposed users’ personal information. Discovery of flaws in or exploitation of the source code that allow malicious actors to take or create money in contravention of known network rules have occurred. In addition, the cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to steal bitcoin held by others, which could adversely affect the demand for bitcoin and therefore adversely impact the price of bitcoin. Even if the affected digital asset is not bitcoin, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively impact the demand for bitcoin and therefore adversely affect the Fund’s investments in Bitcoin Futures.
Additionally, if a malicious actor or botnet obtains control of more than 50% of the processing power of the bitcoin network, such actor or botnet could alter the blockchain and adversely affect the value of bitcoin, which would adversely affect the Fund’s investments in Bitcoin Futures. The bitcoin network is subject to control by entities that capture a significant amount of the network’s processing power or a significant number of developers or intermediaries important for the operation and maintenance of the bitcoin network. The bitcoin network is secured by proof of work and depends on the strength of processing power of participants to protect the network. If a malicious actor or botnet obtains a majority of the processing power dedicated to mining on the bitcoin network, it may be able to alter the blockchain on which the network and most transactions rely by constructing fraudulent blocks or preventing certain transactions from being completed in a timely manner, or at all. The malicious actor or botnet could control, exclude or modify the ordering of transactions. However, it would not be able to generate new bitcoin units or transactions using such control. The malicious actor could “double-spend” its own bitcoin units (i.e., spend the same units in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. To the extent that the malicious actor or botnet did not yield its control of the processing power on the bitcoin network or the network community did not reject the fraudulent blocks as malicious, reversing any changes made to the blockchain may not be possible. Further, a malicious actor or botnet could create a flood of transactions in order to slow down confirmations of transactions on the bitcoin network.
If an exploitation or attack on the bitcoin network occurs, it could result in a loss of public confidence in bitcoin and a decline in the value of bitcoin and, as a result, adversely impact the Fund’s investments in Bitcoin Futures.
Internet Disruption Risk. Bitcoin is dependent upon the internet. A significant disruption in internet connectivity could disrupt the bitcoin network’s operations until the disruption is resolved and have an adverse effect on the price of bitcoin. In particular, some variants of digital assets have been subjected to a number of denial-of-service attacks, which have led to temporary delays in block creation and in the transfer of the digital assets. While in certain cases in response to an attack, an additional hard fork has been introduced to increase the cost of certain network functions, the relevant network has continued to be the subject of additional attacks. Moreover, it is possible that if bitcoin increases in value, it may become a bigger target for hackers and subject to more frequent hacking and denial-of-service attacks.
Bitcoin is also susceptible to border gateway protocol (“BGP”) hijacking. That type of an attack can be an effective way for an attacker to intercept traffic en route to a legitimate destination. BGP hijacking impacts the way different nodes and miners are connected to one another and isolates portions of them from the remainder of the network, which could lead to a risk of the network allowing double spending and other security issues. If BGP hijacking occurs on the bitcoin network, participants may lose faith in the security of bitcoin, which could adversely affect bitcoin’s value and consequently the Fund’s investments in Bitcoin Futures.
Any future attacks that impact the ability to transfer bitcoin could have a material adverse effect on the price of bitcoin and on the Fund’s investments in Bitcoin Futures.
Bitcoin Regulatory Risk. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and the digital asset trading venues on which they trade are largely unregulated and highly fragmented. It is also possible that a digital asset trading venue could be found to not be operating in compliance with applicable law. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin and other digital assets in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the bitcoin network or restrict the use of bitcoin. The Fund may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which bitcoin trades. Such actions could significantly reduce the number of venues upon which bitcoin trades and could negatively impact the Bitcoin Futures contracts held by a Fund that reference the price of bitcoin. In addition, digital asset trading venues, crypto miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the bitcoin network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently, a reduction in the value of bitcoin, Bitcoin Futures contracts, and shares of a Fund. Such occurrences could also impair a Fund’s ability to meet its investment objective pursuant to its investment strategy.
As bitcoin and digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies have been examining the operations of digital asset networks, digital asset users and the digital asset trading market. Many of these state and federal agencies have brought enforcement actions and issued advisories and rules relating to digital asset markets.
Current and future legislation, SEC and CFTC rulemaking, and other regulatory developments may impact the manner in which bitcoin is treated for classification and clearing purposes. In particular, certain transactions in bitcoin may be deemed to be commodity interests under the CEA or bitcoin may be classified by the SEC as a “security” under U.S. federal securities laws. If bitcoin is determined to be a “security” under federal or state securities laws by the SEC or any other agency, or in a proceeding in a court of law or otherwise, it may have material adverse consequences for bitcoin as a digital asset. Ongoing and future regulatory actions with respect to digital assets generally or any single digital asset in particular may alter, perhaps to a materially adverse extent, the nature of an investment in bitcoin and/or the ability of the Fund to continue to operate.
If bitcoin is determined to be a “security” under federal or state securities laws by the SEC or any other agency, or in a proceeding in a court of law or otherwise, it may have material adverse consequences for bitcoin as a digital asset. In the face of such developments, the required registrations and compliance steps may result in extraordinary, nonrecurring expenses to the Trust. If the Sponsor decides to dissolve the Funds in response to the changed regulatory circumstances, the Funds may be dissolved or liquidated at a time that is disadvantageous to shareholders
Various U.S. federal and state and foreign jurisdictions are developing or adopting laws, regulations or directives that affect the bitcoin network, the bitcoin markets, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions regulatory scope. There remains significant uncertainty regarding the U.S. and foreign government and quasi-governmental regulatory actions with respect to digital assets and digital asset trading venues. Foreign laws, regulations or directives may conflict with those of the U.S. and may negatively impact the acceptance of bitcoin by users, merchants and service providers and may therefore impede the growth or sustainability of the bitcoin economy in the European Union, China, South Korea, India and the U.S. and globally, or otherwise negatively affect the value of bitcoin.
The effect of any future regulatory change on the Fund or bitcoin is impossible to predict, but such change could be substantial and adverse to the Fund and the value of the Fund’s shares.
Intellectual Property Risk. Third parties may assert intellectual property claims relating to the holding and transfer of bitcoin and its source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect the Fund’s investments in Bitcoin Futures. Additionally, a meritorious intellectual property claim could prevent end-users from accessing, holding, or transferring bitcoin, which could force the liquidation of the bitcoin holdings of any pooled investment vehicle in which the Fund invests. As a result, an intellectual property claim against large bitcoin participants could adversely affect the Fund’s investments in Bitcoin Futures.
Digital Asset Trading Venues Operational Risk. Venues through which bitcoin trades are relatively new. Digital asset trading venues are generally subject to different regulatory requirements than venues for trading more traditional assets, and may be subject to limited or no regulation, especially outside the U.S. Furthermore, many such digital asset trading venues, including over-the-counter trading venues, do not provide the public with significant information regarding their ownership structure, management teams, corporate practices or regulatory compliance. Digital asset trading venues may impose daily, weekly, monthly or customer-specific transaction or distribution limits or suspend withdrawals entirely, rendering the exchange of bitcoin for fiat currency difficult or impossible. Participation in bitcoin trading on some venues requires users to take on credit risk by transferring digital assets from a personal account to a third party’s account, which could discourage trading on those venues.
Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. In many of these instances, the customers of such trading venues were not compensated or made whole for the partial or complete losses of their account balances in such trading venues. For instance, in May 2022, the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA destroyed an estimated $60 billion in value in the crypto ecosystem. Although TerraUSD and LUNA operated on their own blockchain (the “Terra” blockchain), the events nonetheless contributed to a sharp decline in the price of ether and bitcoin, which fell 30% and 16% respectively, from May 1, 2022 to May 31, 2022. As another example, in November 2022, FTX Trading Ltd. – an offshore digital asset trading venue specializing in crypto derivatives – collapsed and filed for bankruptcy. While a small fraction of total global trading volume in ether, bitcoin, and related derivatives took place on FTX-related venues, the company’s collapse nonetheless contributed to a significant decline in the price of ether and bitcoin, which fell 18% and 16%, respectively, in November 2022. Additional instability, failures, bankruptcies or other negative events in the digital asset industry, including events that are not necessarily related to the security or utility of the Ethereum Blockchain and Bitcoin Blockchain, could similarly negatively impact the price of ether and bitcoin, and thereby the Ether Futures and Bitcoin Futures held by the Fund.
While smaller trading venues are less likely to have the infrastructure and capitalization that make larger trading venues more stable, larger trading venues are more likely to be appealing targets for hackers and “malware” (i.e., software used or programmed by attackers to disrupt computer operation, gather sensitive information or gain access to private computer systems). Digital asset trading venues that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers to the same extent that regulated securities exchanges or futures exchanges are required to do so.
Furthermore, many digital asset trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent “flash crashes,” such as limit-down circuit breakers. As a result, the prices of bitcoin on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges.
Operational problems or failures by digital asset trading venues and fluctuations in bitcoin prices may reduce confidence in these venues or in bitcoin generally, which could adversely affect the price of bitcoin and therefore adversely affect the Fund’s investments in Bitcoin Futures.
Political or Economic Crisis Risk. As an alternative to fiat currencies that are backed by central governments, bitcoin is subject to supply and demand forces based upon the desirability of an alternative, decentralized means of buying and selling goods and services, and it is unclear how such supply and demand will be impacted by geopolitical events. Nevertheless, political or economic crises may motivate large-scale acquisitions or sales of bitcoin, either globally or locally. Large-scale sales of bitcoin would result in a reduction in its price and adversely affect the Fund’s investments in Bitcoin Futures.
Large Scale Bitcoin Sale Risk. There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin that is owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has been created to date. There are no regulations in place that would prevent a large holder of bitcoin from selling bitcoin it holds. To the extent such large holders of bitcoin engage in large-scale sales or distributions, either on nonmarket terms or in the ordinary course, it could result in a reduction in the price of bitcoin and adversely affect an investment in the Fund.
Bitcoin-Related Investment Risk. If the Fund or an Underlying ETF is unable to obtain its target bitcoin exposure for reasons beyond its control, such as because the Fund or an Underlying ETF is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, the Sub-Adviser may determine that it is in the Fund’s or an Underlying Fund’s best interest to invest in bitcoin-related investments. There can be no assurance that the returns of bitcoin-related investments will correspond, or be closely-related, to the performance of bitcoin or Bitcoin Futures. Bitcoin-related investments may be impacted by changes in technology, competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services professionals and software engineers). Bitcoin-related investments may be particularly susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain bitcoin-related investments may be subject to the risks associated with investing directly in digital assets, including crypto assets and crypto tokens.
Environmental Risk. Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin, Bitcoin Futures, and the performance of the Fund. There is increasing focus from certain investors, regulators, employees, users and other stakeholders concerning corporate responsibility, specifically related to environmental, social and governance matters. Some investors may use these non-financial performance factors to guide their investment strategies and, in some cases, may choose not to invest in bitcoin or bitcoin-related products, which could negatively impact the price of bitcoin and bitcoin-related products.
The supply and demand for bitcoin and the price and market for bitcoin may also be impacted by: (i) the widespread adoption of bitcoin, including the use of bitcoin as a payment; (ii) speculative activity in the market for bitcoin, including by holders of large amounts of bitcoin, which may increase volatility and artificially inflate or deflate the price of bitcoin; and (iii) market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of bitcoin and Bitcoin Futures to fluctuate quickly and without warning.
Bitcoin Futures Risks. (All Funds Except ARK 21Shares Active Ethereum Futures Strategy ETF) Bitcoin Futures exposes a Fund to all of the risks associated with bitcoin discussed herein and an investment in Bitcoin Futures may be subject to the following risks specific to Bitcoin Futures. Because the value of the Bitcoin Futures (and therefore the value of an investment in the Fund) may decline significantly or to zero, you should not invest in the Fund if you are unable or unprepared to sustain significant changes in the value of your investment or the loss of your entire investment.
The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities or other underlying assets and other more traditional assets. Bitcoin and Bitcoin Futures are relatively new asset classes and bitcoin is subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Bitcoin Futures or achieve its investment objective. The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid. Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin. While the Bitcoin Futures market has grown substantially since Bitcoin Futures commenced trading, there can be no assurance that this growth will continue.
If the Bitcoin Futures market is in a state of “backwardation” (i.e., when the price of bitcoin in the future is expected to be less than the current price), the Fund will buy later to expire contracts for a lower price than the sooner to expire contracts that it sells. Hypothetically, and assuming no changes to either prevailing bitcoin prices or the price relationship between immediate delivery, soon to expire contracts and later to expire contracts, the value of a contract will rise as it approaches expiration. If the Bitcoin Futures market is in “contango,” the Fund will buy later to expire contracts for a higher price than the sooner to expire contracts that it sells. Hypothetically, and assuming no other changes to either prevailing bitcoin prices or the price relationship between the spot price, soon to expire contracts and later to expire contracts, the value of a contract will fall as it approaches expiration. All other things being equal, a situation involving prolonged periods of contango may adversely impact the returns of the Fund; conversely a situation involving prolonged periods of backwardation may positively impact the returns of the Fund.
When a Bitcoin Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin Futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. The Fund may be adversely affected by “negative roll yields” in “contango” markets. Typically, the Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract on bitcoin with a later expiration date. The “rolling” feature creates the potential for a significant negative effect on the Fund’s performance that is independent of the performance of the spot prices of the bitcoin. The “spot price” of an underlying instrument is the price of that underlying instrument for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. Therefore, if the futures market for a given underlying instrument is in “contango,” then the value of a futures contract on that underlying instrument would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. The Fund would be expected to experience negative roll yield if Bitcoin Futures prices tend to be greater than the spot price of bitcoin (i.e., in a “contango” market).
Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that will limit the Fund’s ability to invest the proceeds of Baskets in Bitcoin Futures. Position limits, accountability limits and dynamic price fluctuation limits may cause tracking error or may impair the Fund’s ability to meet its investment objective or achieve the desired exposure. Bitcoin Futures also are subject to relatively high initial margin requirements and the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs. The CME has established position limits on the maximum number of contracts that may be held or controlled and accountability levels that if reached would allow the CME to exercise greater scrutiny and control over the Fund’s positions. These positions are aggregated across all investment products managed by the Adviser. In addition, an FCM may impose limits on the total amount of exposure to futures contracts the Fund may obtain through such FCM. Such requirements may limit the Fund’s ability to achieve its desired investment exposure and may require the Fund to liquidate its position when it otherwise would not do so. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected.
Bitcoin Futures are a relatively new type of futures contract that may be less developed than more established futures markets (such as the futures markets for corn or wheat). Accordingly, although Bitcoin Futures have traded on the CME since December 2017 and the market for Bitcoin Futures has grown since inception, the market for Bitcoin Futures may be riskier, less liquid, more volatile and more vulnerable to economic, market, industry, regulatory and other changes than more established futures contracts. The liquidity of the market for Bitcoin Futures will depend on, among other things, the supply and demand for Bitcoin Futures, speculative interest in the market for Bitcoin Futures and the potential ability to hedge against the price of bitcoin with Bitcoin Futures.

Blockchain Industry and Digital Economy Risk. (ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. Companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Companies in the blockchain industry and digital economy may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Additionally, companies in the blockchain industry and digital economy may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on. To the extent a company uses or supports blockchain technology it can be subject to increased risk as blockchain is new and many of its uses are untested. A lack of expansion in the usage of blockchain technology could adversely affect companies that use or support blockchain technology.
Bond and Fixed Income Risks. Each Fund may invest in debt obligations traded in U.S., which are subject to one or more of the following risks:
Credit Risk. Bonds are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by a Fund may decline in response to adverse developments with respect to the issuer. In addition, a Fund could lose money if the issuer or guarantor of a bond is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.
Interest Rate Risk. The income generated by debt securities owned by a Fund will be affected by changing interest rates. In addition, as interest rates rise the values of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in a Fund having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. financial system may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently increased suddenly after a long period of historically low rates. A Fund faces a heightened risk that rates may continue to rise.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. A Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.
Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.
Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value.
U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses for a Fund.
Cash Creation Unit Risk. Unlike most other ETFs, each Fund expects to effect a substantial portion of its creations and redemptions for cash, rather than in-kind securities (although redemptions will also be done in-kind under certain circumstances). To the extent a Fund effects its creations and redemptions for cash, rather than in-kind securities, a Fund’s shares may trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through a Fund. Most investors will buy and sell shares of a Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, a Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of a Fund.
Concentration Risk. A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that a Fund’s investments are concentrated in investments that provide exposure to bitcoin or ether. The price movements of bitcoin and ether have historically been highly correlated, with the returns of ether generally being more volatile (ether tends to rise more than bitcoin on days when bitcoin rises and tends to fall more than bitcoin on days when bitcoin falls). The high correlation of bitcoin and ether, along with ether’s high volatility relative to bitcoin, suggests that combining instruments that provide exposure to bitcoin and ether into a single portfolio may not convey benefits commonly associated with diversification, including reduced risk and enhanced risk-adjusted returns. Additionally, the high correlation of the two assets means that negative events associated with either asset may impact the price of the other asset as well.
Counterparty Risk. Investing in derivatives and repurchase agreements involves entering into contracts with third parties (called counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. A Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of a Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of a Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation. From time to time, a Fund may only have a small number of FCMs with which it transacts Bitcoin Futures (with respect to the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active On-Chain Bitcoin Strategy ETF, the ARK 21Shares Active Bitcoin Futures Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF) and Ether Futures (with respect to the ARK 21Shares Active Ethereum Futures Strategy ETF, the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF), which may heighten such risk.
Derivatives Risk. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, currency forwards and structured notes, whose values are derived, at least in part, from the value of one or more indicators, such as a security, commodity, asset, index or reference rate.
The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate, which may be magnified by certain features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, or in the case of hedging, in the value of the portfolio investment being hedged, and this may be exaggerated in times of market stress or volatility. Many derivatives require a Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, a Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect a Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. Changes in government regulation of derivatives could affect the character, timing and amount of a Fund’s taxable income or gains. Other risks arise from a Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for a Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. The use of derivatives also involves the risk of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, index or reference rate. Derivatives may be subject to changing government regulation that could impact a Fund’s ability to use certain derivatives and their cost.
Ether and Ethereum Network Risks. (ARK 21Shares Active Ethereum Futures Strategy ETF, ARK 21Shares Active Bitcoin Ethereum Strategy ETF and ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) The Fund is subject to the risks and hazards of the ether market because it invests in Ether Futures. The risks and hazards that are inherent in the ether market may cause the price of ether, Ether Futures and a Fund’s Shares to fluctuate widely and you could incur a partial or total loss of your investment in the Fund.
Ethereum Scaling Risk. The Ethereum network has been, at times, at capacity, which has led to increased transaction fees and decreased settlement speeds. Increased fees and decreased settlement speeds could preclude certain uses for ETH, and could reduce demand for, and the price of, ETH, which could adversely impact the value of the Shares. Certain technological upgrades, known as “segregated witness” were intended to increase the transactions per second that can be handled on-chain, although to-date it has not made a meaningful difference in the number of transactions per second. More importantly, segregated witness also enables so-called second layer solutions, such as “Layer 2” networks, including the Lightning Network or payment channels, that could potentially allow greater transaction throughput.
Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Ethereum Blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the Ethereum ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Ethereum ecosystem, which could negatively impact the price of Ethereum. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Ethereum Blockchain itself, which could negatively impact the price of Ethereum. If these or other developments negatively impact the price of Ethereum, this would negatively impact the value of the Ether Futures contracts held by the Fund.
An increasing number of wallets and digital asset intermediaries, such as digital asset trading venues, have begun supporting segregated witness and the Lightning Network, or similar technology. However, the Lightning Network does not yet have material adoption. Additionally, the Lightning Network has not yet seen significant use, and there are open questions about Lightning Network services, such as its cost and who will serve as intermediaries.
As the use of digital asset networks increases without a corresponding increase in throughput of the networks, average fees and settlement times can increase significantly. Ethereum’s network has been, at times, at capacity, which has led to increased transaction fees. Increased fees and decreased settlement speeds could preclude certain use cases for Ethereum (e.g., micropayments), and could reduce demand for and the price of Ethereum, which could adversely impact the Fund’s investments in Ether Futures.
There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of transactions in Ethereum will be effective, or how long these mechanisms will take to become effective, which could adversely impact the Fund’s investments in Ether Futures.
Competition from Other Digital Assets Risk. Central banks have introduced digital forms of legal tender, known as central bank digital currencies (“CBDCs”). China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as a form of legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, ether and other digital assets as a medium of exchange or store of value. Such competing digital assets may adversely affect the value of ether and a Fund’s investments in Ether Futures.
Ether Corporate Governance Risk. Governance of decentralized networks, such as the Ethereum network, is by voluntary consensus and open competition. Ether has no central decision-making body or clear manner in which participants can come to an agreement other than through overwhelming consensus. The lack of clarity on governance may adversely affect ether’s utility and ability to grow and face challenges, both of which may require solutions and a directed effort to overcome problems, especially long-term problems. To the extent lack of clarity in corporate governance of ether leads to ineffective decision-making that slows development and growth, a Fund’s investments in Ether Futures may be adversely affected.
Insufficient Validator Reward Risk. New ether is created when ether validators use their stake on the Ethereum network to participate in the consensus mechanism, which records and verifies every ether transaction on the Ethereum Blockchain. In return for their services, validators are rewarded through receipt of a set amount of ether. If transaction fees voluntarily paid by users are not sufficiently high or if transaction fees increase to the point of being prohibitively expensive for users, validators may not have an adequate incentive to continue validating. Further, if the price of ether or the reward for validating new blocks is not sufficiently high to incentivize validators, validators may cease participating in the consensus mechanism. Validators ceasing operations or participation in the consensus mechanism would reduce the collective processing power on the Ethereum network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain) and make the Ethereum network more vulnerable to malicious actors or botnets (i.e., volunteers or a hacked collection of computers controlled by networked software coordinating the actions of the computers) obtaining sufficient control to alter the blockchain and hinder transactions. Any reduction in confidence in the confirmation process or processing power of the Ethereum network may adversely affect a Fund’s investments in Ether Futures. The IRS has taken the position that staking rewards are taxable generally upon receipt.
Blockchain “Fork” Risk. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” A fork may be intentional such as the Ethereum ‘Merge.’ The

‘Merge’ represents the Ethereum Network’s shift from proof-of-work to proof-of-stake. This means that instead of being required to solve complex mathematical problems validators are required to stake ether.
Hard forks of the Ethereum Blockchain could impact demand for ether or other digital assets and could adversely impact a Fund’s investments in Ether Futures. In addition, a hard fork can introduce new security risks. For example, when Ethereum and Ethereum Classic split in July 2016, replay attacks, in which transactions from one network were rebroadcast to nefarious effect on the other network, plagued trading venues for several months. A trading venue announced in July 2016 that it had lost 40,000 ether from the Ethereum Classic network, which was worth about $100,000 at that time, as a result of replay attacks.
A fork could also be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Such a fork could adversely affect ether’s viability. However, it is possible that a substantial number of users and validators could adopt an incompatible version of ether while resisting community-led efforts to merge the two chains. This would result in a permanent fork, as in the case of Ethereum and Ethereum Classic, as detailed above.
A fork in the Ethereum network could adversely affect a Fund’s investments in Ether Futures and therefore an investment in the Fund.
Ether “Air Drop” Risk. A substantial giveaway of ether (sometimes referred to as an “air drop”) may also result in significant and unexpected declines in the value of ether, Ether Futures, and, accordingly, a Fund.
“51% Attack” and Ether “Whales” Risks. The Ethereum network is vulnerable to a “51% attack” where, if malicious actors were to gain control of more than 50% of the network’s staked ether, or “aggregate stake”, they would be able to gain full control of the network and have the ability to manipulate the blockchain, including interrupting the recording of new blocks by preventing other miners from completing blocks. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of ether.
Ether Cybersecurity Risk. If the source code or cryptography underlying ether proves to be flawed or ineffective, malicious actors may be able to steal ether held by others, which could negatively impact the demand for ether and adversely impact the price of ether. In the past, flaws in the source code for ether have been discovered, including those that resulted in the loss of users’ ether. Discovery of flaws in or exploitations of the source code that allow malicious actors to take or create money in contravention of known network rules have occurred. In addition, the cryptography underlying ether could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to steal ether held by others, which could adversely affect the demand for ether and therefore adversely impact the price of ether. Even if the affected digital asset is not ether, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively impact the demand for ether and therefore adversely affect a Fund’s investments in Ether Futures.
Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack and that the possession of more than 50% of staked Ether enables more extensive attacks, such as transaction censorship and block reordering. Additionally, if a malicious actor or botnet obtains control of more than 50% of the Ethereum network’s aggregate stake, such actor or botnet could alter the blockchain and adversely affect the value of ether, which would adversely affect a Fund’s investments in Ether Futures. The malicious actor or botnet could control, exclude or modify the ordering of transactions. However, it would not be able to generate new ether units or transactions using such control. The malicious actor could “double-spend” its own ether units (i.e., spend the same units in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. To the extent that the malicious actor or botnet did not yield its control of the processing power on the Ethereum network or the network community did not reject the fraudulent blocks as malicious, reversing any changes made to the blockchain may not be possible. Further, a malicious actor or botnet could create a flood of transactions in order to slow down confirmations of transactions on the Ethereum network.
If an exploitation or attack on the Ethereum network occurs, it could result in a loss of public confidence in ether and a decline in the value of ether and, as a result, adversely impact a Fund’s investments in Ether Futures.
Internet Disruption Risk. Ether is dependent upon the internet. A significant disruption in internet connectivity could disrupt the Ethereum network’s operations until the disruption is resolved and have an adverse effect on the price of ether. In particular, some variants of digital assets have been subjected to a number of denial-of-service attacks, which have led to temporary delays in block creation and in the transfer of the digital assets. While in certain cases in response to an attack, an additional hard fork has been introduced to increase the cost of certain network functions, the relevant network has continued to be the subject of additional attacks. Moreover, it is possible that if ether increases in value, it may become a bigger target for hackers and subject to more frequent hacking and denial-of-service attacks.
Ether is also susceptible to border gateway protocol (“BGP”) hijacking. That type of an attack can be an effective way for an attacker to intercept traffic en route to a legitimate destination. BGP hijacking impacts the way different nodes and validators are connected to one another and isolates portions of them from the remainder of the network, which could lead to a risk of the network allowing double spending and other security issues. If BGP hijacking occurs on the Ethereum network, participants may lose faith in the security of ether, which could adversely affect ether’s value and consequently a Fund’s investments in Ether Futures.
Any future attacks that impact the ability to transfer ether could have a material adverse effect on the price of ether and on a Fund’s investments in Ether Futures.
Ether Regulatory Risk. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and the digital asset trading venues on which it trades are largely unregulated and highly fragmented. It is also possible that a digital asset trading venue could be found to not be operating in compliance with applicable law. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the ether network or restrict the use of ether. The Fund may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which ether trades. Such actions could significantly reduce the number of venues upon which ether trades and could negatively impact the Ether Futures contracts held by a Fund that reference the price of ether. In addition, digital asset trading venues, ether miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the ether network. The realization of any of these risks could result in a decline in the acceptance of ether and consequently, a reduction in the value of ether, Ether Futures contracts, and shares of a Fund. Such occurrences could also impair the Fund’s ability to meet its investment objective pursuant to its investment strategy.
As ether and digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies have been examining the operations of digital asset networks, digital asset users and the digital asset exchange market. Many of these state and federal agencies have brought enforcement actions and issued advisories and rules relating to digital asset markets.
Current and future legislation, SEC and CFTC rulemaking, and other regulatory developments may impact the manner in which ether is treated for classification and clearing purposes. In particular, certain transactions in ether may be deemed to be commodity interests under the CEA or ether may be classified by the SEC as a “security” under U.S. federal securities laws. If ether is determined to be a “security” under federal or state securities laws by the SEC or any other agency, or in a proceeding in a court of law or otherwise, it may have material adverse consequences for ether as a digital asset. Ongoing and future regulatory actions with respect to digital assets generally or any single digital asset in particular may alter, perhaps to a materially adverse extent, the nature of an investment in ether and/or the ability of a Fund to continue to operate.
Ether may be determined to be a security or to be offered and sold as a security under federal or state securities laws. If ether is determined to be a “security” under federal or state securities laws by the SEC or any other agency, or in a proceeding in a court of law or otherwise, it may have material adverse consequences for ether as a digital asset. In the face of such developments, the required registrations and compliance steps may result in extraordinary, nonrecurring expenses to the Trust. If the Sponsor decides to dissolve the Trust in response to the changed regulatory circumstances, the Trust may be dissolved or liquidated at a time that is disadvantageous to Shareholders.
Various U.S. federal and state and foreign jurisdictions are developing or adopting laws, regulations or directives that affect the Ethereum network, the ether markets, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions regulatory scope. There remains significant uncertainty regarding the U.S. and foreign government and quasi-governmental regulatory actions with respect to digital assets and digital asset trading venues. Foreign laws, regulations or directives may conflict with those of the U.S. and may negatively impact the acceptance of ether by users, merchants and service providers and may therefore impede the growth or sustainability of the ether economy in the U.S. and globally, or otherwise negatively affect the value of ether.
The effect of any future regulatory change on a Fund or ether is impossible to predict, but such change could be substantial and adverse to the Fund and the value of the Fund’s shares.
Intellectual Property Risk. Third parties may assert intellectual property claims relating to the holding and transfer of ether and its source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in long-term viability or the ability of end-users to hold and transfer ether may adversely affect the Fund’s investments in Ether Futures. Additionally, a meritorious intellectual property claim could prevent end-users from accessing, holding, or transferring ether, which could force the liquidation of the ether holdings of any pooled investment vehicle in which a Fund invests. As a result, an intellectual property claim against large ether participants could adversely affect a Fund’s investments in Ether Futures.
Digital Asset Trading Venues Operational Risk. Venues through which ether trades are relatively new. Digital asset trading venues are generally subject to different regulatory requirements than venues for trading more traditional assets, and may be subject to limited or no regulation, especially outside the U.S. Furthermore, many such trading venues, including over-the-counter trading venues, do not provide the public with significant information regarding their ownership structure, management teams, corporate practices or regulatory compliance. Digital asset trading venues may impose daily, weekly, monthly or customer-specific transaction or distribution limits or suspend withdrawals entirely, rendering the exchange of ether for fiat currency difficult or impossible. Participation in digital asset trading on some venues requires users to take on credit risk by transferring digital assets from a personal account to a third party’s account, which could discourage trading on those venues.
Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. In many of these instances, the customers of such digital asset trading venues were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading venues. For instance, in May 2022, the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA destroyed an estimated $60 billion in value in the crypto ecosystem. Although TerraUSD and LUNA operated on their own blockchain (the “Terra” blockchain), the events nonetheless contributed to a sharp decline in the price of ether and bitcoin, which fell 30% and 16% respectively, from May 1, 2022 to May 31, 2022. As another example, in November 2022, FTX Trading Ltd. – an offshore digital asset trading venue specializing in crypto derivatives – collapsed and filed for bankruptcy. While a small fraction of total global trading volume in ether, bitcoin, and related derivatives took place on FTX-related venues, the company’s collapse nonetheless contributed to a significant decline in the price of ether and bitcoin, which fell 18% and 16%, respectively, in November 2022. Additional instability, failures, bankruptcies or other negative events in the digital asset industry, including events that are not necessarily related to the security or utility of the Ethereum Blockchain and Bitcoin Blockchain, could similarly negatively impact the price of ether and bitcoin, and thereby the Ether Futures and Bitcoin Futures held by the Fund.
While smaller trading venues are less likely to have the infrastructure and capitalization that make larger trading venues more stable, larger trading venues are more likely to be appealing targets for hackers and “malware” (i.e., software used or programmed by attackers to disrupt computer operation, gather sensitive information or gain access to private computer systems). Digital asset trading venues that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers to the same extent that regulated securities exchanges or futures exchanges are required to do so.
Furthermore, many digital asset trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent “flash crashes,” such as limit-down circuit breakers. As a result, the prices of ether on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges.
Operational problems or failures by digital asset trading venues and fluctuations in ether prices may reduce confidence in these venues or in ether generally, which could adversely affect the price of ether and therefore adversely affect a Fund’s investments in Ether Futures.
Political or Economic Crisis Risk. As an alternative to fiat currencies that are backed by central governments, ether is subject to supply and demand forces based upon the desirability of an alternative, decentralized means of buying and selling goods and services, and it is unclear how such supply and demand will be impacted by geopolitical events. Nevertheless, political or economic crises may motivate large-scale acquisitions or sales of ether, either globally or locally. Large-scale sales of ether would result in a reduction in its price and adversely affect a Fund’s investments in Ether Futures.
Large Scale Ether Sale Risk. There is no registry showing which individuals or entities own ether or the quantity of ether that is owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early ether adopters hold a significant proportion of the ether that has been created to date. There are no regulations in place that would prevent a large holder of ether from selling ether it holds. To the extent such large holders of ether engage in large-scale sales or distributions, either on nonmarket terms or in the ordinary course, it could result in a reduction in the price of ether and adversely affect an investment in a Fund.
Ether-Related Investment Risk. If a Fund is unable to obtain its target ether exposure for reasons beyond its control, such as because the Fund is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, the Sub-Adviser may determine that it is in the Fund’s best interest to invest in ether-related investments. There can be no assurance that the returns of ether-related investments will correspond, or be closely-related, to the performance of ether or Ether Futures. Ether-related investments may be impacted by changes in technology, competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services professionals and software engineers). Ether-related investments may be particularly susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain ether-related investments may be subject to the risks associated with investing directly in digital assets, including crypto assets and crypto tokens.
Ether and Ethereum Network Risks. (ARK 21Shares Active Ethereum Futures Strategy ETF, ARK 21Shares Active Bitcoin Ethereum Strategy ETF and ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) The Fund is subject to the risks and hazards of the ether market because it invests in Ether Futures. The risks and hazards that are inherent in the ether market may cause the price of ether, Ether Futures and a Fund’s Shares to fluctuate widely and you could incur a partial or total loss of your investment in the Fund.
Ethereum Scaling Risk. The Ethereum network has been, at times, at capacity, which has led to increased transaction fees and decreased settlement speeds. Increased fees and decreased settlement speeds could preclude certain uses for ETH, and could reduce demand for, and the price of, ETH, which could adversely impact the value of the Shares. Certain technological upgrades, known as “segregated witness” were intended to increase the transactions per second that can be handled on-chain, although to-date it has not made a meaningful difference in the number of transactions per second. More importantly, segregated witness also enables so-called second layer solutions, such as “Layer 2” networks, including the Lightning Network or payment channels, that could potentially allow greater transaction throughput.
Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Ethereum Blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the Ethereum ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Ethereum ecosystem, which could negatively impact the price of Ethereum. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Ethereum Blockchain itself, which could negatively impact the price of Ethereum. If these or other developments negatively impact the price of Ethereum, this would negatively impact the value of the Ether Futures contracts held by the Fund.
An increasing number of wallets and digital asset intermediaries, such as digital asset trading venues, have begun supporting segregated witness and the Lightning Network, or similar technology. However, the Lightning Network does not yet have material adoption. Additionally, the Lightning Network has not yet seen significant use, and there are open questions about Lightning Network services, such as its cost and who will serve as intermediaries.
As the use of digital asset networks increases without a corresponding increase in throughput of the networks, average fees and settlement times can increase significantly. Ethereum’s network has been, at times, at capacity, which has led to increased transaction fees. Increased fees and decreased settlement speeds could preclude certain use cases for Ethereum (e.g., micropayments), and could reduce demand for and the price of Ethereum, which could adversely impact the Fund’s investments in Ether Futures.
There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of transactions in Ethereum will be effective, or how long these mechanisms will take to become effective, which could adversely impact the Fund’s investments in Ether Futures.
Competition from Other Digital Assets Risk. Central banks have introduced digital forms of legal tender, known as central bank digital currencies (“CBDCs”). China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as a form of legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, ether and other digital assets as a medium of exchange or store of value. Such competing digital assets may adversely affect the value of ether and a Fund’s investments in Ether Futures.
Ether Corporate Governance Risk. Governance of decentralized networks, such as the Ethereum network, is by voluntary consensus and open competition. Ether has no central decision-making body or clear manner in which participants can come to an agreement other than through overwhelming consensus. The lack of clarity on governance may adversely affect ether’s utility and ability to grow and face challenges, both of which may require solutions and a directed effort to overcome problems, especially long-term problems. To the extent lack of clarity in corporate governance of ether leads to ineffective decision-making that slows development and growth, a Fund’s investments in Ether Futures may be adversely affected.
Insufficient Validator Reward Risk. New ether is created when ether validators use their stake on the Ethereum network to participate in the consensus mechanism, which records and verifies every ether transaction on the Ethereum Blockchain. In return for their services, validators are rewarded through receipt of a set amount of ether. If transaction fees voluntarily paid by users are not sufficiently high or if transaction fees increase to the point of being prohibitively expensive for users, validators may not have an adequate incentive to continue validating. Further, if the price of ether or the reward for validating new blocks is not sufficiently high to incentivize validators, validators may cease participating in the consensus mechanism. Validators ceasing operations or participation in the consensus mechanism would reduce the collective processing power on the Ethereum network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain) and make the Ethereum network more vulnerable to malicious actors or botnets (i.e., volunteers or a hacked collection of computers controlled by networked software coordinating the actions of the computers) obtaining sufficient control to alter the blockchain and hinder transactions. Any reduction in confidence in the confirmation process or processing power of the Ethereum network may adversely affect a Fund’s investments in Ether Futures. The IRS has taken the position that staking rewards are taxable generally upon receipt.
Blockchain “Fork” Risk. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” A fork may be intentional such as the Ethereum ‘Merge.’ The ‘Merge’ represents the Ethereum Network’s shift from proof-of-work to proof-of-stake. This means that instead of being required to solve complex mathematical problems validators are required to stake ether.
Hard forks of the Ethereum Blockchain could impact demand for ether or other digital assets and could adversely impact a Fund’s investments in Ether Futures. In addition, a hard fork can introduce new security risks. For example, when Ethereum and Ethereum Classic split in July 2016, replay attacks, in which transactions from one network were rebroadcast to nefarious effect on the other network, plagued trading venues for several months. A trading venue announced in July 2016 that it had lost 40,000 ether from the Ethereum Classic network, which was worth about $100,000 at that time, as a result of replay attacks.
A fork could also be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Such a fork could adversely affect ether’s viability. However, it is possible that a substantial number of users and validators could adopt an incompatible version of ether while resisting community-led efforts to merge the two chains. This would result in a permanent fork, as in the case of Ethereum and Ethereum Classic, as detailed above.
A fork in the Ethereum network could adversely affect a Fund’s investments in Ether Futures and therefore an investment in the Fund.
Ether “Air Drop” Risk. A substantial giveaway of ether (sometimes referred to as an “air drop”) may also result in significant and unexpected declines in the value of ether, Ether Futures, and, accordingly, a Fund.
“51% Attack” and Ether “Whales” Risks. The Ethereum network is vulnerable to a “51% attack” where, if malicious actors were to gain control of more than 50% of the network’s staked ether, or “aggregate stake”, they would be able to gain full control of the network and have the ability to manipulate the blockchain, including interrupting the recording of new blocks by preventing other miners from completing blocks. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of ether.
Ether Cybersecurity Risk. If the source code or cryptography underlying ether proves to be flawed or ineffective, malicious actors may be able to steal ether held by others, which could negatively impact the demand for ether and adversely impact the price of ether. In the past, flaws in the source code for ether have been discovered, including those that resulted in the loss of users’ ether. Discovery of flaws in or exploitations of the source code that allow malicious actors to take or create money in contravention of known network rules have occurred. In addition, the cryptography underlying ether could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to steal ether held by others, which could adversely affect the demand for ether and therefore adversely impact the price of ether. Even if the affected digital asset is not ether, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively impact the demand for ether and therefore adversely affect a Fund’s investments in Ether Futures.
Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack and that the possession of more than 50% of staked Ether enables more extensive attacks, such as transaction censorship and block reordering. Additionally, if a malicious actor or botnet obtains control of more than 50% of the Ethereum network’s aggregate stake, such actor or botnet could alter the blockchain and adversely affect the value of ether, which would adversely affect a Fund’s investments in Ether Futures. The malicious actor or botnet could control, exclude or modify the ordering of transactions. However, it would not be able to generate new ether units or transactions using such control. The malicious actor could “double-spend” its own ether units (i.e., spend the same units in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. To the extent that the malicious actor or botnet did not yield its control of the processing power on the Ethereum network or the network community did not reject the fraudulent blocks as malicious, reversing any changes made to the blockchain may not be possible. Further, a malicious actor or botnet could create a flood of transactions in order to slow down confirmations of transactions on the Ethereum network.

If an exploitation or attack on the Ethereum network occurs, it could result in a loss of public confidence in ether and a decline in the value of ether and, as a result, adversely impact a Fund’s investments in Ether Futures.
Internet Disruption Risk. Ether is dependent upon the internet. A significant disruption in internet connectivity could disrupt the Ethereum network’s operations until the disruption is resolved and have an adverse effect on the price of ether. In particular, some variants of digital assets have been subjected to a number of denial-of-service attacks, which have led to temporary delays in block creation and in the transfer of the digital assets. While in certain cases in response to an attack, an additional hard fork has been introduced to increase the cost of certain network functions, the relevant network has continued to be the subject of additional attacks. Moreover, it is possible that if ether increases in value, it may become a bigger target for hackers and subject to more frequent hacking and denial-of-service attacks.
Ether is also susceptible to border gateway protocol (“BGP”) hijacking. That type of an attack can be an effective way for an attacker to intercept traffic en route to a legitimate destination. BGP hijacking impacts the way different nodes and validators are connected to one another and isolates portions of them from the remainder of the network, which could lead to a risk of the network allowing double spending and other security issues. If BGP hijacking occurs on the Ethereum network, participants may lose faith in the security of ether, which could adversely affect ether’s value and consequently a Fund’s investments in Ether Futures.
Any future attacks that impact the ability to transfer ether could have a material adverse effect on the price of ether and on a Fund’s investments in Ether Futures.
Ether Regulatory Risk. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and the digital asset trading venues on which it trades are largely unregulated and highly fragmented. It is also possible that a digital asset trading venue could be found to not be operating in compliance with applicable law. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the ether network or restrict the use of ether. The Fund may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which ether trades. Such actions could significantly reduce the number of venues upon which ether trades and could negatively impact the Ether Futures contracts held by a Fund that reference the price of ether. In addition, digital asset trading venues, ether miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the ether network. The realization of any of these risks could result in a decline in the acceptance of ether and consequently, a reduction in the value of ether, Ether Futures contracts, and shares of a Fund. Such occurrences could also impair the Fund’s ability to meet its investment objective pursuant to its investment strategy.
As ether and digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies have been examining the operations of digital asset networks, digital asset users and the digital asset exchange market. Many of these state and federal agencies have brought enforcement actions and issued advisories and rules relating to digital asset markets.
Current and future legislation, SEC and CFTC rulemaking, and other regulatory developments may impact the manner in which ether is treated for classification and clearing purposes. In particular, certain transactions in ether may be deemed to be commodity interests under the CEA or ether may be classified by the SEC as a “security” under U.S. federal securities laws. If ether is determined to be a “security” under federal or state securities laws by the SEC or any other agency, or in a proceeding in a court of law or otherwise, it may have material adverse consequences for ether as a digital asset. Ongoing and future regulatory actions with respect to digital assets generally or any single digital asset in particular may alter, perhaps to a materially adverse extent, the nature of an investment in ether and/or the ability of a Fund to continue to operate.
Ether may be determined to be a security or to be offered and sold as a security under federal or state securities laws. If ether is determined to be a “security” under federal or state securities laws by the SEC or any other agency, or in a proceeding in a court of law or otherwise, it may have material adverse consequences for ether as a digital asset. In the face of such developments, the required registrations and compliance steps may result in extraordinary, nonrecurring expenses to the Trust. If the Sponsor decides to dissolve the Trust in response to the changed regulatory circumstances, the Trust may be dissolved or liquidated at a time that is disadvantageous to Shareholders.
Various U.S. federal and state and foreign jurisdictions are developing or adopting laws, regulations or directives that affect the Ethereum network, the ether markets, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions regulatory scope. There remains significant uncertainty regarding the U.S. and foreign government and quasi-governmental regulatory actions with respect to digital assets and digital asset trading venues. Foreign laws, regulations or directives may conflict with those of the U.S. and may negatively impact the acceptance of ether by users, merchants and service providers and may therefore impede the growth or sustainability of the ether economy in the U.S. and globally, or otherwise negatively affect the value of ether.
The effect of any future regulatory change on a Fund or ether is impossible to predict, but such change could be substantial and adverse to the Fund and the value of the Fund’s shares.
Intellectual Property Risk. Third parties may assert intellectual property claims relating to the holding and transfer of ether and its source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in long-term viability or the ability of end-users to hold and transfer ether may adversely affect the Fund’s investments in Ether Futures. Additionally, a meritorious intellectual property claim could prevent end-users from accessing, holding, or transferring ether, which could force the liquidation of the ether holdings of any pooled investment vehicle in which a Fund invests. As a result, an intellectual property claim against large ether participants could adversely affect a Fund’s investments in Ether Futures.
Digital Asset Trading Venues Operational Risk. Venues through which ether trades are relatively new. Digital asset trading venues are generally subject to different regulatory requirements than venues for trading more traditional assets, and may be subject to limited or no regulation, especially outside the U.S. Furthermore, many such trading venues, including over-the-counter trading venues, do not provide the public with significant information regarding their ownership structure, management teams, corporate practices or regulatory compliance. Digital asset trading venues may impose daily, weekly, monthly or customer-specific transaction or distribution limits or suspend withdrawals entirely, rendering the exchange of ether for fiat currency difficult or impossible. Participation in digital asset trading on some venues requires users to take on credit risk by transferring digital assets from a personal account to a third party’s account, which could discourage trading on those venues.
Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. In many of these instances, the customers of such digital asset trading venues were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading venues. For instance, in May 2022, the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA destroyed an estimated $60 billion in value in the crypto ecosystem. Although TerraUSD and LUNA operated on their own blockchain (the “Terra” blockchain), the events nonetheless contributed to a sharp decline in the price of ether and bitcoin, which fell 30% and 16% respectively, from May 1, 2022 to May 31, 2022. As another example, in November 2022, FTX Trading Ltd. – an offshore digital asset trading venue specializing in crypto derivatives – collapsed and filed for bankruptcy. While a small fraction of total global trading volume in ether, bitcoin, and related derivatives took place on FTX-related venues, the company’s collapse nonetheless contributed to a significant decline in the price of ether and bitcoin, which fell 18% and 16%, respectively, in November 2022. Additional instability, failures, bankruptcies or other negative events in the digital asset industry, including events that are not necessarily related to the security or utility of the Ethereum Blockchain and Bitcoin Blockchain, could similarly negatively impact the price of ether and bitcoin, and thereby the Ether Futures and Bitcoin Futures held by the Fund.
While smaller trading venues are less likely to have the infrastructure and capitalization that make larger trading venues more stable, larger trading venues are more likely to be appealing targets for hackers and “malware” (i.e., software used or programmed by attackers to disrupt computer operation, gather sensitive information or gain access to private computer systems). Digital asset trading venues that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers to the same extent that regulated securities exchanges or futures exchanges are required to do so.
Furthermore, many digital asset trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent “flash crashes,” such as limit-down circuit breakers. As a result, the prices of ether on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges.
Operational problems or failures by digital asset trading venues and fluctuations in ether prices may reduce confidence in these venues or in ether generally, which could adversely affect the price of ether and therefore adversely affect a Fund’s investments in Ether Futures.
Political or Economic Crisis Risk. As an alternative to fiat currencies that are backed by central governments, ether is subject to supply and demand forces based upon the desirability of an alternative, decentralized means of buying and selling goods and services, and it is unclear how such supply and demand will be impacted by geopolitical events. Nevertheless, political or economic crises may motivate large-scale acquisitions or sales of ether, either globally or locally. Large-scale sales of ether would result in a reduction in its price and adversely affect a Fund’s investments in Ether Futures.
Large Scale Ether Sale Risk. There is no registry showing which individuals or entities own ether or the quantity of ether that is owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early ether adopters hold a significant proportion of the ether that has been created to date. There are no regulations in place that would prevent a large holder of ether from selling ether it holds. To the extent such large holders of ether engage in large-scale sales or distributions, either on nonmarket terms or in the ordinary course, it could result in a reduction in the price of ether and adversely affect an investment in a Fund.
Ether-Related Investment Risk. If a Fund is unable to obtain its target ether exposure for reasons beyond its control, such as because the Fund is approaching or has exceeded position limits or accountability levels or because of liquidity or other constraints, the Sub-Adviser may determine that it is in the Fund’s best interest to invest in ether-related investments. There can be no assurance that the returns of ether-related investments will correspond, or be closely-related, to the performance of ether or Ether Futures. Ether-related investments may be impacted by changes in technology, competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services professionals and software engineers). Ether-related investments may be particularly susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain ether-related investments may be subject to the risks associated with investing directly in digital assets, including crypto assets and crypto tokens.
Emerging Markets Risk. (ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. The Funds cannot force APs, market makers or liquidity providers to transact in Fund Shares. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Secondary Market Trading Risk. Each Fund’s Shares are listed for trading on the Exchange and Shares are bought and sold in the secondary market at market prices on the Exchange. Investors buying or selling Shares in the secondary market pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Premium-Discount Risk. The Shares may trade above or below their NAV. The NAV of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is generally calculated once per day, at the end of the day. The market price of a Share on the Exchange could be higher (premium) or lower (discount) than a Fund’s NAV per Share. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange and other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading in Shares. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and a Fund’s portfolio holdings are fully disclosed on a daily basis, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.
•Active Market Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. When markets are stressed, Fund Shares could suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and APs to reduce their market activity or “step away” from making a market in ETF shares. This could cause a Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.
Equity Investing Risk. (ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.
Foreign Investment Risk. (ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are subject to special risks, including the following:
•Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of the Fund, and may cause the Fund to decline in value.
•Currency Risk. The Fund’s NAV is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.
•Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
•Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.
Fund of Funds Risk. (ARK 21Shares Active Bitcoin Ethereum Strategy ETF and ARK 21Shares Active On-Chain Bitcoin Strategy ETF Only) The Fund invests significantly in Underlying ETFs and its investment performance largely depends on the investment performance of the Underlying ETFs. An investment in a Fund is subject to the risks associated with the Underlying ETFs, as applicable. As noted above, the risks described in this prospectus apply to the Fund directly and/or indirectly via its investments in the Underlying ETFs. A Fund will pay a proportional share of the expenses of the Underlying ETFs (including operating expenses and management fees), which are in addition to the Fund’s own fees and expenses.
If an Underlying ETF fails to maintain its status as a regulated investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, the Underlying ETF would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by an Underlying ETF could substantially reduce the net assets of the Fund and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund in respect of the Fund’s investment in the Underlying ETF, and would result in certain tax asset diversification limitations which would reduce the Fund’s investment in the Underlying ETF. See the section entitled “Taxation” in the Statement of Additional Information for more information.
Investment Capacity Risk. If a Fund’s or an Underlying Fund’s ability to obtain exposure to Bitcoin Futures and Ether Futures, as applicable, consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Bitcoin Futures or Ether Futures market, limited supply of acceptable Bitcoin Futures or Ether Futures, a disruption to the Bitcoin Futures or Ether Futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, a Fund may not be able to achieve its investment objective and may experience significant losses. If a Fund is unable for any reason to obtain its desired exposure to Bitcoin Futures and Ether Futures, the Adviser, in its sole discretion, may invest a Fund’s assets in debt instruments described above. To the extent a Fund invest in debt instruments, the Fund’s performance should be expected to differ from the performance of Bitcoin Futures and Ether Futures and its returns may be lower than expected.
Investment in Other Investment Companies Risk. (ARK 21Shares Active Ethereum Futures Strategy ETF, ARK 21Shares Active Bitcoin Futures Strategy ETF and ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) With respect to the ARK 21Shares Active Ethereum Futures Strategy ETF, the ARK 21Shares Active Bitcoin Futures Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF, a Fund’s investment in another investment company, including a money market fund or another exchange-traded fund, may subject the Fund indirectly to the underlying risks of the investment company. A Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.
Investment Risk. When you sell your Shares of a Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of a Fund to differ substantially from the returns of an account that held a corresponding amount of bitcoin and/or ether, as applicable directly. A Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in a Fund.
IPO Risk. (ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) The Fund may invest in companies that have recently completed an initial public offering (“IPO”). These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO prior to the Fund’s purchase. The price of stocks selected may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on a Fund’s returns, and may lead to significant losses if investments are not successful.
Limited Operating History. Each Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in a Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Liquidity Risk. The market for the Bitcoin Futures and/or Ether Futures, as applicable, is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which a Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Shares of a Fund are intended to be listed and traded on the Exchange. There is no certainty that there will be liquidity available on the Exchange or that the market price will be in line with the NAV at any given time. There is also no guarantee that once the Shares of a Fund are listed or traded on the Exchange that they will remain so listed or traded.
If demand for Shares of a Fund exceeds the availability of the Fund’s Bitcoin Futures and Ether Futures and the Fund is not able to secure additional supply, Shares of the Fund may trade at a premium to their underlying value. Investors who pay a premium risk losing such premium if demand for the Shares of a Fund abates or the Adviser is able to source more Bitcoin Futures and Ether Futures. In such circumstances, Shares of a Fund could also trade at a discount.
Management Risk. Each Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments may not successfully achieve a Fund’s investment objective given actual market trends. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Advisers will not produce the desired investment results and the Fund may lose value as a result.
Market and Volatility Risk. The value of certain of the Fund’s investments, including Bitcoin Futures and/or Ether Futures, as applicable, is subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or could underperform other investments. An investment in a Fund may lose money.
Non-Diversified Risk. (ARK 21Shares Active Ethereum Futures Strategy ETF, ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active Bitcoin Ethereum Strategy ETF and ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) The Fund is a non-diversified fund that may invest a larger portion of its assets in a single issuer, or in transactions with a single counterparty, than a “diversified” fund. A “diversified” fund is required by the Investment Company Act, generally, with respect to 75% of the value of its total assets, to invest not more than 5% of such assets in the securities of a single issuer and not to hold more than 10% of the outstanding voting securities of a single issuer. A non-diversified fund’s greater investment in a single issuer, or exposure to a single counterparty, makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Portfolio Turnover Risk. (ARK 21Shares Active Ethereum Futures Strategy ETF and ARK 21Shares Active Bitcoin Futures Strategy ETF Only) A Fund’s portfolio turnover and frequent trading of Bitcoin Futures and/or Ether Futures, as applicable may result in higher transaction costs than if the Fund traded less frequently. High portfolio turnover may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the Bitcoin Futures and Ether Futures and on reinvestment of a Fund’s assets. High portfolio turnover may also result in higher taxes at the Fund level and may increase a Fund’s current and accumulated earnings and profits, which will result in a greater portion of the Fund’s distributions being treated as dividends.
Quantitative Investment Selection and Model Risk. (ARK 21Shares Active Bitcoin Ethereum Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF and ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) Data used by the Sub-Adviser and ARK may be less available and/or less current than data used by other investment advisory firms. The Sub-Adviser and ARK use quantitative analyses, and their processes could be adversely affected if erroneous or outdated data is utilized. In addition, investments selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of future value and its effectiveness can change over time. These changes may not be reflected in such analyses. There can be no assurance that quantitative investment selection will enable the Fund to achieve its investment objective.
Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund. Each of the Adviser and the Sub-Adviser is registered as a CPO under CEA and the rules of the CFTC and is subject to CFTC regulation with respect to each Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to each Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s and Sub-Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC disclosure and shareholder reporting applicable to the Adviser and the Sub-Adviser’s as each Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting will be deemed to fulfil the Adviser’s and the Sub-Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to each Fund, each Fund may incur additional compliance and other expenses. The Adviser and the Sub-Adviser are also registered as a CTAs, but rely on an exemption with respect to each Fund from CTA regulations available for a CTA that also serves as each Fund’s CPO. The CFTC has neither reviewed nor approved the Funds, their investment strategies, or this prospectus.
Repurchase Agreement Risk. (ARK 21Shares Active Ethereum Futures Strategy ETF and ARK 21Shares Active Bitcoin Futures Strategy ETF Only) A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
Reverse Repurchase Agreement Risk. (ARK 21Shares Active Ethereum Futures Strategy ETF and ARK 21Shares Active Bitcoin Futures Strategy ETF Only) A reverse repurchase agreement is the sale by a Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide a Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage, including increased volatility. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that a Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which a Fund is obligated to repurchase the security. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities. Reverse repurchase agreements are a form of leverage which also may increase the volatility of a Fund.
Small and Mid-Capitalization Companies Risk. (ARK 21Shares Blockchain and Digital Economy Innovation ETF Only) Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. As a result, a company’s share price may be affected by poorly executed trades, even if the underlying business of the company is unchanged. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small- and mid-capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Subsidiary Risk. (ARK 21Shares Active Ethereum Futures Strategy ETF and ARK 21Shares Active Bitcoin Futures Strategy ETF Only) The Fund seeks to gain its targeted investment exposure through investment in the Fund’s wholly-owned subsidiary, which is organized under the laws of the Cayman Islands. Certain policies and procedures require that the subsidiary be consolidated with the Fund for purposes of testing compliance with applicable tax regulations and investment limitations. Changes in laws in the United States or the Cayman Islands could affect the use of the subsidiary structure, which could adversely affect the Fund’s ability to achieve its investment objective. To the extent that a Fund invests in an Underlying ETF with a subsidiary, this risk will indirectly apply to the Fund with respect to such investments.
Tax Risk. The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the IRS and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations that affect a Fund’s investments could adversely affect the Fund and/or the Fund’s shareholders.
The Underlying ETFs invest in Bitcoin Futures and/or Ether Futures, as applicable, through a Cayman subsidiary. The subsidiaries will be treated as a controlled foreign corporation for U.S. federal income tax purposes. As a result, the Underlying ETFs will be required to include in gross income for U.S. federal income tax purposes all of each subsidiary’s “subpart F income,” whether or not such income is distributed by the subsidiary. It is expected that all of each subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Underlying ETFs’ recognition of a subsidiary’s “subpart F income” will increase an

Underlying ETF’s tax basis in the subsidiary. Distributions by a subsidiary to an Underlying ETF will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce an Underlying ETF’s tax basis in the subsidiary. “Subpart F income” is generally treated by an Underlying ETF as ordinary income, regardless of the character of a subsidiary’s underlying income or gains. As a result, the subsidiary structure will convert net capital gains, if any, from futures contracts from 60% long-term and 40% short-term to ordinary income. If a net loss is realized by a subsidiary, such loss is not generally available to offset the income earned by an Underlying ETF, and such loss cannot be carried forward to offset taxable income of an Underlying ETF or the subsidiary in future periods. Please see the section entitled “Risks Associated with Bitcoin Futures – Federal Income Tax Treatment of Futures Contracts and Certain Option Contracts” and the section entitled “Taxation” in the SAI for more information.
The asset diversification tests for regulated investment companies will apply on a look through basis if wholly-owned subsidiaries are held by the Fund and Underlying ETFs and the Fund holds 20% or more of the voting stock of each Underlying ETF at the close of any quarter of its taxable year. In such case, the Fund would be treated as owning its proportionate share of each Underlying ETF’s subsidiary. The Fund’s investment in its subsidiary and in its proportionate share of each Underlying ETF’s subsidiary together would need to be limited to no more than 25% by value of the Fund’s total assets in order to satisfy the asset diversification tests for regulated investment companies. Please see the section entitled “Taxation” in the SAI for more information.
Valuation Risk. Some portfolio holdings, potentially a large portion of a Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of a Fund’s Bitcoin Futures (with respect to the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active On-Chain Bitcoin Strategy ETF, the ARK 21Shares Active Bitcoin Futures Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF) and Ether Futures (with respect to the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active Ethereum Futures Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF) may be determined by reference, in whole or in part, to the spot bitcoin and ether market, respectively. These circumstances may be more likely to occur with respect to Bitcoin Futures and Ether Futures than with respect to futures on more traditional assets. In addition, the Bitcoin Futures and Ether Futures held by a Fund and bitcoin and ether may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of a Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.
FUND MANAGEMENT
Investment Adviser
Empowered Funds, LLC dba EA Advisers serves as the Funds’ investment adviser (the “Adviser”). The Adviser is located at 19 East Eagle Road, Havertown, Pennsylvania 19083 and is wholly-owned by Alpha Architect, LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services to the Funds other exchange-traded funds, and Alpha Architect, LLC, its parent company. The Adviser was founded in October 2013.
The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with each Fund’s objectives, policies and restrictions. The Adviser continuously reviews, supervises and administers each Fund’s investment programs pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser is entitled to an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
ARK 21Shares Active Ethereum Futures Strategy ETF	0.70%
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	0.30%
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	0.30%
ARK 21Shares Active Bitcoin Futures Strategy ETF	0.70%
ARK 21Shares Blockchain and Digital Economy Innovation ETF	0.55%

For the fiscal period ended September 30, 2024, the Funds paid the Adviser the following advisory fees:

Fund	Advisory Fee Paid	Fees Waived and/or Expenses Reimbursed	Net Advisory Fees Paid
ARK 21Shares Active Ethereum Futures Strategy ETF	$53,159	$0	$53,159
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	$9,234	$0	$9,234
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	$5,250	$0	$5,250
ARK 21Shares Active Bitcoin Futures Strategy ETF	$79,520	$0	$79,520
ARK 21Shares Blockchain and Digital Economy Innovation ETF	$14,476	$0	$14,476
The Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of each Fund, except for the fee payment under the Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), acquired fund fees and expenses (including affiliated funds’ fees and expenses), brokerage expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes (including tax-related services), interest (including borrowing costs, except that the Adviser will pay net interest expenses incurred in connection with investments in reverse repurchase agreements), litigation expense (including class action-related services), and other non-routine or extraordinary expenses.
With respect to the ARK 21Shares Active Ethereum Futures Strategy ETF and ARK 21Shares Active Bitcoin Strategy ETF, the Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements. This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust.
The Advisory Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned. The Adviser retains the authority, pursuant to the terms of the investment sub-advisory agreement, to exercise its right to control the overall management of each Fund’s assets.
Investment Sub-Adviser and Investment Sub-Subadviser
Sub-Adviser
The Adviser has retained 21Shares US LLC (the “Sub-Adviser”), an investment adviser registered with the SEC, to provide sub-advisory services for the Funds. The Sub-Adviser is organized as a limited liability company with its principal office located at 477 Madison Avenue, 6th Floor, New York, New York 10022. The Sub-Adviser was founded in June 2021 and became a registered investment adviser in 2023.
The Sub-Adviser has discretionary responsibility to select each Fund’s investments in accordance with the Fund’s investment objectives, policies and restrictions, subject to the overall supervision and oversight of the Adviser and the Board. The Sub-Adviser will not be responsible for selecting brokers or placing a Fund’s trades. Rather, the Sub-Adviser constructs the overall portfolio and provides trading instructions to the Adviser, and, in turn, the Adviser is responsible for selecting broker-dealers and placing the Fund’s trades.
Pursuant to sub-advisory agreements (the “Sub-Advisory Agreement”), the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets, as shown below, which is shown as a percentage of average daily net assets.

Fund	Sub-Advisory Fee
ARK 21Shares Active Ethereum Futures Strategy ETF	0.54%
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	0.24%
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	0.24%
ARK 21Shares Active Bitcoin Futures Strategy ETF	0.54%
ARK 21Shares Blockchain and Digital Economy Innovation ETF	0.42%
Sub-Adviser
ARK Investment Management LLC (“ARK”), an investment adviser registered with the SEC, serves as investment sub-subadviser to each Fund pursuant to investment sub-subadvisory agreements between ARK and the Sub-Adviser (the “Sub-Subadvisory Agreement”). ARK is organized as a limited liability company with its principal offices located at 200 Central Ave., Suite 220, St. Petersburg, Florida 33701, and was founded by Cathie Wood in 2013. ARK provides non-discretionary advice to the Sub-Adviser related to the spot bitcoin and spot ether markets and equity market. The Sub-Adviser may, in its sole discretion, consider the advice provided by ARK when making investment decisions for the Fund to the extent the Sub-Adviser deems necessary. For its services, ARK receives a portion of the sub-advisory fee that the Adviser pays to the Sub-Adviser as described above.
Associate Portfolio Managers
The following individuals serve as associate portfolio managers of the Funds and are not primarily responsible for day-to-day management of the Funds.
For all Funds:
Russell Barlow has been the Chief Executive Officer of the Sub-Adviser since March 2025, contributing more than 25 years of expertise in regulated asset management. Previously, Mr. Barlow was the Global Head of Multi Asset and Alternative Investment Solutions (2023-2025) and Global Head of Alternative Investment Solutions (2016-2023) at abrdn. Over the course of his career, he has designed, launched, and managed a wide range of investment products. Additionally, Mr. Barlow has held a position as a Non-Executive Director at Archax, the UK’s first FCA-regulated digital asset exchange.
Duncan Moir has been the President of the Sub-Adviser since March 2025, with deep expertise in crypto and blockchain strategy. Previously, Mr. Moir was a Senior Investment Manager at abrdn since 2017. He is an independent board member of Hedera Hashgraph LLC and an advisor to Web3 companies. A University of Strathclyde graduate with a BA (Hons) in Economics, he is also a CFA and CAIA charterholder.
For the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active On-Chain Bitcoin Strategy ETF, the ARK 21Shares Active Bitcoin Futures Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF only:
Catherine D. Wood is the founder of ARK and is primarily responsible for oversight of ARK. Ms. Wood registered ARK as an investment adviser with the SEC in January 2014. With over 40 years of experience identifying and investing in innovation, Ms. Wood founded ARK to focus solely on disruptive innovation while adding new dimensions to research. Through an open approach that cuts across sectors, market capitalizations, and geographies, Ms. Wood believes that ARK can identify large-scale investment opportunities in the public markets resulting from technological innovations centered around DNA sequencing, robotics, artificial intelligence, energy storage, and blockchain technology. As Chief Investment Officer (“CIO”) and Portfolio Manager of ARK, Ms. Wood led the development of ARK’s philosophy and investment approach and has ultimate responsibility for investment decisions. Prior to ARK, Ms. Wood spent twelve years at AllianceBernstein as CIO of Global Thematic Strategies where she managed over $5 billion. Ms. Wood joined Alliance Capital from Tupelo Capital Management, a hedge fund she co-founded, which in 2000, managed approximately $800 million in global thematic strategies. Prior to her tenure at Tupelo Capital, she worked for 18 years with Jennison Associates LLC as Chief Economist, Equity Research Analyst, Portfolio Manager and Director. She started her career in Los Angeles, California at The Capital Group as an Assistant Economist. Ms. Wood received her Bachelor of Science, summa cum laude, in Finance and Economics from the University of Southern California in 1981.
Lorenzo Valente joined ARK in March 2024. As Director of Research, Digital Assets, he focuses on the long tail of crypto assets including research in Layer ones and other DeFi tokens. Prior to ARK, Mr. Valente spearheaded business development initiatives for three years at two blockchain startups, Zebec Labs and Chainflip Labs. Prior to his involvement in the startup ecosystem, Mr. Valente was an Investment Analyst at CTF Capital, a crypto investment fund that specialized in liquid token investments and yield generating strategies. Mr. Valente’s entrepreneurial journey began in 2018 with founding his own startup, an OTC desk that facilitated the acquisition of bitcoin, ethereum, and several stablecoins for small institutions and retail users. Mr. Valente received his Master’s degree in mechanical engineering from the Buenos Aires Institute of Technology (Instituto tecnologico de Buenos Aires) and his graduate degree from École Polytechnique Fédérale de Lausanne, in Switzerland.
Fund Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser pursuant to which the Sub-Adviser is also the sponsor of each Fund (“Fund Sponsor”). Under this arrangement, the Fund Sponsor has agreed to provide financial support to each Fund (as described below) and, in turn, the Adviser has agreed to share with the Fund Sponsor a portion of profits, if any, generated by each Fund’s Advisory Fee (also as described below). Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.
If the amount of the unitary management fee exceeds the Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to the Fund Sponsor. The amount paid to the Fund Sponsor represents both the sub-advisory fee and any remaining profits from each Fund’s Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived.

If the amount of the unitary management fee is less than a Fund’s operating expenses and the Adviser-retained amount, Fund Sponsor is obligated to reimburse the Adviser for the shortfall.
The Adviser-retained amount represents an agreed upon fee arrangement between the Adviser and Fund Sponsor. This arrangement calls for the Fund Sponsor to pay the Adviser a fee and reimburse the Adviser for certain Fund operating expenses it paid pursuant to the Advisory Agreement.
APPROVAL OF ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS
A discussion regarding the basis for the Board’s approval of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Subadvisory Agreements with respect to each Fund is available in the Funds’ Semi-Annual Report, dated March 31, 2024.
PORTFOLIO MANAGERS
The portfolio managers are jointly and primarily responsible for various functions related to portfolio management, including, but not limited to, making recommendations (or implementing) with respect to the following: investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of the portfolio management team with more limited responsibilities.
Andres Valencia is the Executive Vice President of Investment Management at the Sub-Adviser and a member of the Executive Committee. Before Mr. Valencia joined the Sub-Adviser in June 2021, he was a VP of Operations at JPMorgan as part of the Beta Strategies Group and helped launch and build the company’s ETF business. Mr. Valencia has over ten years of experience managing ETFs. Mr. Valencia started his career in Asset Servicing at Bank of New York Mellon covering commodity and currency ETFs.
Jad Haj Ali is a Senior Associate Portfolio Manager at the Sub-Adviser. A Series 3 holder, Mr. Ali has been a part of the 21Shares’ portfolio management team since January 2023. Prior to joining the Sub-Adviser, Mr. Ali gained cryptocurrency trading experience at Token Metrics Ventures where he worked as a quantitative trader beginning in June 2020. Prior to his role at Token Metrics Ventures, Mr. Ali completed his education. Mr. Ali earned a BS in Industrial Engineering from Virginia Tech in 2019 and a MS in Operations Research and Financial Engineering from Columbia University in 2020.
The Funds’ SAI provides additional information about the portfolio managers, including other accounts each manages, their ownership in each Fund, and compensation.
OTHER SERVICE PROVIDERS
Quasar Distributors, LLC (“Distributor”) serves as the distributor of Creation Units (defined above) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant, and transfer agent for the Funds.
U.S. Bank National Association is the custodian for the Funds.
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.
THE EXCHANGE
Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
BUYING AND SELLING FUND SHARES
Each Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash.
Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with each Fund must follow the Fund’s procedures, which are described in the SAI.
Except when aggregated in Creation Units, Shares are not redeemable with each Fund.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Funds and no minimum number of Shares you must buy.
Shares of each Fund are listed on the Exchange under the following symbol:

Fund	Trading Symbol
ARK 21Shares Active Ethereum Futures Strategy ETF	ARKZ
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	ARKY
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARKC
ARK 21Shares Active Bitcoin Futures Strategy ETF	ARKA
ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARKD
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.
Share Trading Prices. The trading prices of Shares may differ from the applicable Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of the applicable Fund’s portfolio securities, economic conditions and other factors.
The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of the fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
In addition, certain affiliates of the Funds and the Adviser may purchase and resell fund shares pursuant to this Prospectus.
ACTIVE INVESTORS AND MARKET TIMING
The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that Shares can be purchased and redeemed directly from the Funds only in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in each Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact each Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of each Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of the Funds. The Board also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. In addition, the Funds will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.
DISTRIBUTION AND SERVICE PLAN
Each Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds because they would be paid on an ongoing basis.
NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
Each Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, including tax liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Fixed income investments for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sale prices of an instrument. Where no such closing price or sale price is reported, market value is determined based on quotes obtained from market makers or prices supplied by one or more third-party pricing source (“Pricing Services”), which may include evaluated prices. The types of investments in which the Funds typically invest are generally valued on the basis of evaluated prices provided by Pricing Services. Such prices may be based on a number of factors, including, among other things, information obtained from market makers and estimates based on recent market prices for investments with similar characteristics.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
If a market price is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.
To the extent each Fund holds securities that may trade infrequently, fair valuation may be used more frequently. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when each Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare each Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Funds at https://21shares-funds.com/. Among other things, the website includes this Prospectus and the SAI, the Funds’ annual and semi-annual reports to shareholders, financial information, holdings, and proxy information. The website shows each Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website also shows the extent and frequency of each Fund’s premiums and discounts. Further, the website includes each Fund’s median bid-ask spread over the most recent thirty calendar days.
Each day a Fund is open for business, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through its website at https://21shares-funds.com/. A description of the Trust’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.
INVESTMENTS BY OTHER INVESTMENT COMPANIES
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC.
No relief from Section 12(d)(1) is available for investments in the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active On-Chain Bitcoin Strategy ETF, or the ARK 21Shares Blockchain and Digital Economy Innovation ETF since each Fund expects to invest a minimum of 25% in the ARK 21Shares Active Bitcoin Futures ETF and/or ARK 21Shares Active Ethereum Futures Strategy ETF.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•Your Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.
Dividends and Distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no U.S. federal income tax on the income and gains it distributes to you. Each Fund expects to declare and to distribute its net investment income, if any, to shareholders as quarterly dividends. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Avoid “Buying a Dividend.” At the time you purchase Shares of a Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Taxes
Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gain, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For U.S. federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your Shares. Dividends reported by a Fund are not expected to be qualified dividend income that would be eligible for taxation at long-term capital gain rates. Because the futures contracts in which a Fund invests may be marked-to-market due to current tax rules that apply to each subsidiary’s operations, the Fund may distribute taxable dividends in higher amounts in comparison to other funds.
With respect to the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, the ARK 21Shares Active On-Chain Bitcoin Strategy ETF, and the ARK 21Shares Blockchain and Digital Economy Innovation ETF only, distributions of short-term capital gains by an ETF (including the Underlying ETFs in which a Fund invests) will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryovers, if any. A Fund will not be able to offset gains distributed by one ETF in which the Fund invests against losses in another ETF in which the Fund invests. Redemptions of shares in an ETF, including those resulting from changes in the allocation among ETFs, could also cause additional distributable gains to you. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to you. Further, a portion of losses on redemptions of shares in the ETFs may be deferred indefinitely under the wash sale rules. As a result of these factors, investments in ETFs by a Fund could therefore adversely affect the amount, timing and character of distributions to you.
Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Backup Withholding. If you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must backup withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to applicable state and local taxes.
Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might not be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units for cash, the Fund may recognize more capital gains than it would had it redeemed Creation Units in-kind for securities.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. federal income tax withholding at a 30% rate (or lower applicable treaty rate) and may also be subject to U.S. federal estate tax. Non-U.S. investors are generally subject to U.S. federal income tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. federal income tax withholding is provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and for properly reported dividends paid by the Fund from short-term capital gains and from certain U.S. source interest income. However, notwithstanding such exemptions from U.S. federal income tax withholding at the source, any such dividends and distributions of income and capital gains will be subject to U.S. federal income tax backup withholding at a rate of 24% if a Non-U.S. investor fails to properly certify that they are not a U.S. person. No assurance can be given as to whether any distributions will be eligible for such exemptions from U.S. federal income tax withholding or, if eligible, will be reported as such by a Fund.
Taxes on Sales of Shares for Non-U.S. Investors. Any capital gain realized by a Non-U.S. investor upon a sale of Shares of a Fund will generally not be subject to U.S. federal income tax or withholding unless the gain is effectively connected with the shareholder’s conduct of a trade or business in the United States, or in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), each Fund will be required to withhold a 30% tax on (i) income dividends paid by the Fund, and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal income tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state, local and foreign tax consequences before making an investment in a Fund.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of such Fund’s operations. Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have gained (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information in the tables below have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’reports on Form N-CSR, which are available upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fees	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)(8)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF
For the Period November 14, 2023(6) to September 30, 2024(7)	$23.98	10.39	4.98	15.37	(9.30)	(9.30)	—	$30.05	63.56%	$1,202	0.30%	32.33%	25%
ARK 21Shares Blockchain and Digital Economy Innovation ETF
For the Period November 14, 2023(6) to September 30, 2024(7)	$24.73	3.58	12.84	16.42	(3.35)	(3.35)	—	$37.80	65.97%	$3,024	0.55%	10.27%	29%
ARK 21Shares Active Bitcoin Ethereum Strategy ETF
For the Period November 14, 2023(6) to September 30, 2024(7)	$23.90	7.91	1.15	9.06	(6.22)	(6.22)	0.04	$26.78	36.77%	$3,213	0.30%	24.57%	64%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6)	Commencement of operations.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Net expenses do not include expenses of the investment companies in which the Fund invests.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fees	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)(8)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
ARK 21Shares Active Bitcoin Futures Strategy ETF
For the Period November 13, 2023(6) to September 30, 2024(7)	$37.37	1.63	20.17	21.80	(15.69)	(15.69)	0.03	$43.51	57.62%	$10,878	0.70%	0.77%	3.28%	0%
ARK 21Shares Active Ethereum Futures Strategy ETF
For the Period November 13, 2023(6) to September 30, 2024(7)	$26.63	0.98	2.72	3.70	(0.83)	(0.83)	0.08	$29.58	13.70%	$7,098	0.70%	0.78%	3.07%	0%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6)	Commencement of operations.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about each Fund is in its annual and semi-annual reports to shareholders and in its report filed on Form N-CSR. The annual report explains the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION
The SAI dated January 31, 2025, as supplemented March 4, 2025, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
To receive a free copy of the latest annual or semi-annual report, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	(215) 882-9983

Write:	19 East Eagle Road
Havertown, PA 19083

Visit:	https://21shares-funds.com/
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Funds are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

Investment Company Act File No. 811-22961.